Document and Entity Information	12 Months Ended
Mar. 31, 2011
Document and Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	pc
Entity Registrant Name	PANASONIC Corp
Entity Central Index Key	0000063271
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	2,070,293,396

Consolidated Balance Sheets (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Current assets:
Cash and cash equivalents (Note 9)	¥ 974,826	¥ 1,109,912
Time deposits (Note 9)	69,897	92,032
Trade receivables (Note 16):
Related companies	17,202	37,940
Notes	78,821	74,028
Accounts (Note 17)	984,938	1,097,230
Allowance for doubtful receivables	(21,860)	(24,158)
Net trade receivables	1,059,101	1,185,040
Inventories (Note 3)	896,424	913,646
Other current assets (Notes 11, 17 and 18)	489,601	505,418
Total current assets	3,489,849	3,806,048
Investments and advances (Note 18):
Associated companies (Note 4)	156,845	177,128
Other investments and advances (Notes 5 and 9)	412,806	459,634
Total investments and advances	569,651	636,762
Property, plant and equipment (Notes 6, 7, 9 and 18):
Land	381,840	391,394
Buildings	1,771,178	1,767,674
Machinery and equipment	2,290,760	2,303,633
Construction in progress	96,489	128,826
Property, Plant and Equipment, Gross, Total	4,540,267	4,591,527
Less accumulated depreciation	2,656,958	2,635,506
Net property, plant and equipment	1,883,309	1,956,021
Other assets:
Goodwill (Notes 8 and 18)	924,752	923,001
Intangible assets (Notes 6, 7, 8 and 18)	542,787	604,865
Other assets (Notes 10 and 11)	412,522	431,360
Total other assets	1,880,061	1,959,226
Assets, Total	7,822,870	8,358,057
Current liabilities:
Short-term debt, including current portion of long-term debt (Notes 6, 9 and 18)	432,982	299,064
Trade payables:
Related companies	55,102	66,596
Notes	59,889	59,516
Accounts (Note 17)	886,261	945,334
Total trade payables	1,001,252	1,071,446
Accrued income taxes (Note 11)	42,415	39,154
Accrued payroll	192,279	149,218
Other accrued expenses (Note 19)	747,205	826,051
Deposits and advances from customers	66,473	64,046
Employees' deposits	9,101	10,009
Other current liabilities (Notes 10, 11, 17 and 18)	355,343	356,875
Total current liabilities	2,847,050	2,815,863
Noncurrent liabilities:
Long-term debt (Notes 6, 9 and 18)	1,162,287	1,028,928
Retirement and severance benefits (Note 10)	492,960	435,799
Other liabilities (Note 11)	374,238	397,694
Total noncurrent liabilities	2,029,485	1,862,421
Panasonic Corporation shareholders' equity:
Common stock (Note 12): Authorized -4,950,000,000 shares Issued - 2,453,053,497 shares	258,740	258,740
Capital surplus (Note 12)	1,100,181	1,209,516
Legal reserve (Note 12)	94,198	93,307
Retained earnings (Note 12)	2,401,909	2,349,487
Accumulated other comprehensive income (loss):
Cumulative translation adjustments	(453,158)	(352,649)
Unrealized holding gains of available-for-sale securities (Note 5)	16,835	40,700
Unrealized gains of derivative instruments (Note 17)	2,277	1,272
Pension liability adjustments (Note 10)	(191,254)	(137,555)
Total accumulated other comprehensive loss	(625,300)	(448,232)
Treasury stock, at cost (Note 12): 382,760,101 shares (382,448,008 shares in 2010)	(670,736)	(670,330)
Total Panasonic Corporation shareholders' equity	2,558,992	2,792,488
Noncontrolling interests	387,343	887,285
Total equity	2,946,335	3,679,773
Commitments and contingent liabilities (Notes 6 and 19)
Liabilities and Stockholders' Equity, Total	¥ 7,822,870	¥ 8,358,057

Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2011	Mar. 31, 2010
Consolidated Balance Sheets
Common stock, shares authorized	4,950,000,000	4,950,000,000
Common stock, shares issued	2,453,053,497	2,453,053,497
Treasury stock, shares	382,760,101	382,448,008

Consolidated Statements of Operations (JPY ¥) In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Net sales:
Related companies	¥ 211,589	¥ 209,938	¥ 223,231
Other	8,481,083	7,208,042	7,542,276
Total net sales	8,692,672	7,417,980	7,765,507
Cost of sales (Notes 4, 16 and 17)	(6,389,180)	(5,341,059)	(5,667,287)
Selling, general and administrative expenses (Note 16)	(1,998,238)	(1,886,468)	(2,025,347)
Interest income	11,593	12,348	23,477
Dividends received	6,323	6,746	11,486
Other income (Notes 5, 6 and 17)	59,050	47,896	52,709
Interest expense	(27,524)	(25,718)	(19,386)
Other deductions (Notes 2, 4, 5, 7, 8, 15, 16, 17 and 18)	(175,889)	(261,040)	(523,793)
Income (loss) before income taxes	178,807	(29,315)	(382,634)
Provision for income taxes (Note 11):
Current	88,910	58,147	61,840
Deferred	14,100	83,686	(24,482)
Total income taxes	103,010	141,833	37,358
Equity in earnings of associated companies (Note 4)	9,800	481	16,149
Net income (loss)	85,597	(170,667)	(403,843)
Less net income (loss) attributable to noncontrolling interests	11,580	(67,202)	(24,882)
Net income (loss) attributable to Panasonic Corporation	¥ 74,017	¥ (103,465)	¥ (378,961)
Net income (loss) per share attributable to Panasonic Corporation common shareholders (Note 14):
Basic	¥ 35.75	¥ (49.97)	¥ (182.25)
Diluted			¥ (182.25)

Consolidated Statements of Equity (JPY ¥) In Millions	Common Stock (Note 12) [Member]	Capital Surplus (Note 12) [Member]	Legal Reserve (Note 12) [Member]	Retained Earnings (Note 12) [Member]	Accumulated Other Comprehensive Income (Loss) (Note 13) [Member]	Treasury Stock (Note 12) [Member]	Noncontrolling Interests [Member]	Disclosure of Comprehensive Income (Loss) [Member]	Total
Balance at beginning of year at Mar. 31, 2008	¥ 258,740	¥ 1,217,865	¥ 90,129	¥ 2,948,065	¥ (173,897)	¥ (598,573)	¥ 514,620
Net income (loss)								(403,843)	(403,843)
Effects of changing the pension plan measurement date, net of tax (Note 10)				(3,727)	(73,571)		(3)
Repurchase of common stock						(72,416)			(72,416)
Balance at beginning of year as adjusted				2,944,338	(247,468)		514,617
Sale of treasury stock		(101)				700
Cash dividends paid to noncontrolling interests							(20,803)
Net income (loss) attributable to Panasonic Corporation				(378,961)					(378,961)
Other comprehensive income (loss), net of tax (Note 13)					(346,909)
Acquisition transaction
Cash dividends to Panasonic Corporation shareholders				(83,364)
Transfer			2,597	(2,597)
Equity transactions with noncontrolling interests and others (Note 21)							(1,422)
Net income (loss) attributable to noncontrolling interests							(24,882)		24,882
Other comprehensive income (loss), net of tax (Note 13):
Translation adjustments							(18,043)	(130,843)	(116,738)
Unrealized holding gains (losses) of available-for-sale securities							(1,619)	(57,624)	(99,490)
Unrealized gains (losses) of derivative instruments							(12)	(9,227)	(2,478)
Pension liability adjustments							(19,235)	(188,124)
Comprehensive loss								(789,661)
Comprehensive loss attributable to noncontrolling interests								(63,791)
Comprehensive income (loss)								(725,870)	(346,909)
Balance at end of period at Mar. 31, 2009	258,740	1,217,764	92,726	2,479,416	(594,377)	(670,289)	428,601
Net income (loss)								(170,667)	(170,667)
Effects of changing the pension plan measurement date, net of tax (Note 10)
Repurchase of common stock						(72)			(72)
Balance at beginning of year as adjusted				2,479,416	(594,377)		428,601
Sale of treasury stock		(8)				31
Cash dividends paid to noncontrolling interests							(14,619)
Net income (loss) attributable to Panasonic Corporation				(103,465)					(103,465)
Other comprehensive income (loss), net of tax (Note 13)					146,145
Acquisition transaction							532,360
Cash dividends to Panasonic Corporation shareholders				(25,883)
Transfer			581	(581)
Equity transactions with noncontrolling interests and others (Note 21)		(8,240)					(2,402)		(8,240)
Net income (loss) attributable to noncontrolling interests							(67,202)		67,202
Other comprehensive income (loss), net of tax (Note 13):
Translation adjustments							1,238	(9,819)	(21,186)
Unrealized holding gains (losses) of available-for-sale securities							2,378	53,641	51,686
Unrealized gains (losses) of derivative instruments							68	6,229	3,064
Pension liability adjustments							6,863	106,641
Comprehensive loss								(13,975)
Comprehensive loss attributable to noncontrolling interests								(56,655)
Comprehensive income (loss)								42,680	146,145
Balance at end of period at Mar. 31, 2010	258,740	1,209,516	93,307	2,349,487	(448,232)	(670,330)	887,285		3,679,773
Net income (loss)								85,597	85,597
Effects of changing the pension plan measurement date, net of tax (Note 10)
Repurchase of common stock						(432)			(432)
Balance at beginning of year as adjusted				2,349,487	(448,232)		887,285
Sale of treasury stock		(9)				26
Cash dividends paid to noncontrolling interests							(12,583)
Net income (loss) attributable to Panasonic Corporation				74,017					74,017
Other comprehensive income (loss), net of tax (Note 13)					(171,183)
Acquisition transaction
Cash dividends to Panasonic Corporation shareholders				(20,704)
Transfer			891	(891)
Equity transactions with noncontrolling interests and others (Note 21)		(109,326)			(5,885)		(474,758)		(109,326)
Net income (loss) attributable to noncontrolling interests							11,580		(11,580)
Other comprehensive income (loss), net of tax (Note 13):
Translation adjustments							(21,764)	(107,779)	(88,016)
Unrealized holding gains (losses) of available-for-sale securities							(1,633)	(24,422)	(31,506)
Unrealized gains (losses) of derivative instruments							(26)	962	8,761
Pension liability adjustments							(758)	(64,125)
Comprehensive loss								(109,767)
Comprehensive loss attributable to noncontrolling interests								(12,601)
Comprehensive income (loss)								(97,166)	(171,183)
Balance at end of period at Mar. 31, 2011	¥ 258,740	¥ 1,100,181	¥ 94,198	¥ 2,401,909	¥ (625,300)	¥ (670,736)	¥ 387,343		¥ 2,946,335

Consolidated Statements of Cash Flows (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash flows from operating activities (Note 16):
Net income (loss)	¥ 85,597	¥ (170,667)	¥ (403,843)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	367,263	298,270	364,806
Net gain on sale of investments	(11,318)	(5,137)	(13,512)
Provision for doubtful receivables	4,392	10,862	10,538
Deferred income taxes	14,100	83,686	(24,482)
Write-down of investment securities (Notes 4, 5 and 18)	27,539	6,944	92,016
Impairment losses on long-lived assets (Notes 7 and 8)	34,692	83,004	313,466
Cash effects of changes in, excluding acquisition:
Trade receivables	83,333	(119,966)	249,123
Inventories	(54,659)	100,576	21,011
Other current assets	(181)	24,151	30,279
Trade payables	(12,826)	83,719	(199,176)
Accrued income taxes	13,038	6,706	(33,358)
Accrued expenses and other current liabilities	(24,374)	102,743	(157,660)
Retirement and severance benefits	(38,400)	(8,655)	(107,196)
Deposits and advances from customers	607	(7,368)	(21,191)
Other, net	(19,608)	33,465	(4,174)
Net cash provided by operating activities	469,195	522,333	116,647
Cash flows from investing activities (Note 16):
Proceeds from sale of short-term investments		6,442
Purchase of short-term investments		(6,369)
Proceeds from disposition of investments and advances	87,229	61,302	221,127
Increase in investments and advances	(8,873)	(8,855)	(34,749)
Capital expenditures	(420,921)	(375,648)	(521,580)
Proceeds from disposals of property, plant and equipment	152,663	117,857	40,476
(Increase) decrease in time deposits, net	19,005	99,274	(136,248)
Purchase of shares of newly consolidated subsidiaries, net of acquired companies' cash and cash equivalents (Note 2)		(174,808)
Other, net	(32,048)	(42,854)	(38,503)
Net cash used in investing activities	(202,945)	(323,659)	(469,477)
Cash flows from financing activities (Note 16):
Decrease in short-term debt, net	(34,034)	(3,360)	(34,476)
Proceeds from long-term debt	505,123	53,172	442,515
Repayments of long-term debt	(201,906)	(54,780)	(83,257)
Dividends paid to Panasonic Corporation shareholders (Note 12)	(20,704)	(25,883)	(83,364)
Dividends paid to noncontrolling interests	(12,583)	(14,619)	(20,803)
Repurchase of common stock (Note 12)	(432)	(72)	(72,416)
Sale of treasury stock (Note 12)	17	23	599
Purchase of noncontrolling interests	(589,910)	(11,095)
Other, net	(198)	(359)	(86)
Net cash provided by (used in) financing activities	(354,627)	(56,973)	148,712
Effect of exchange rate changes on cash and cash equivalents	(46,709)	(5,656)	(36,831)
Net increase (decrease) in cash and cash equivalents	(135,086)	136,045	(240,949)
Cash and cash equivalents at beginning of year	1,109,912	973,867	1,214,816
Cash and cash equivalents at end of year	¥ 974,826	¥ 1,109,912	¥ 973,867

Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
(1)	Summary of Significant Accounting Policies

(a)	Description of Business

Panasonic Corporation (hereinafter, the "Company," including consolidated subsidiaries, unless the context otherwise requires) is one of the world's leading producers of electronic and electric products. The Company currently offers a comprehensive range of products, systems and components for consumer, business and industrial use based on sophisticated electronics and precision technology, expanding to building materials and equipment, and housing business.

Sales by product category in fiscal 2011 were as follows: Digital AVC Networks—35%, Home Appliances—14%, PEW and PanaHome*—18%, Components and Devices—9%, SANYO*—17%, and Other—7%. A sales breakdown in fiscal 2011 by geographical market was as follows: Japan—52%, North and South America—12%, Europe—10%, and Asia and Others—26%.

The Company is not dependent on a single supplier, and has no significant difficulty in obtaining raw materials from suppliers.

* PEW stands for Panasonic Electric Works Co., Ltd. and PanaHome stands for PanaHome Corporation. SANYO stands for SANYO Electric Co., Ltd.

(b)	Basis of Presentation of Consolidated Financial Statements

The Company and its domestic subsidiaries maintain their books of account in conformity with financial accounting standards of Japan, and its foreign subsidiaries in conformity with those of the countries of their domicile.

The consolidated financial statements presented herein have been prepared in a manner and reflect adjustments which are necessary to conform with U.S. generally accepted accounting principles.

(c)	Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its majority-owned, controlled subsidiaries. The Company also consolidates entities in which controlling interest exists through variable interests in accordance with the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 810, "Consolidation." Investments in companies and joint ventures over which the Company has the ability to exercise significant influence (generally through a voting interest of between 20% to 50% ) are included in "Investments and advances—Associated companies" in the consolidated balance sheets. All significant intercompany balances and transactions have been eliminated in consolidation.

(d)	Revenue Recognition

The Company generates revenue principally through the sale of consumer and industrial products, equipment, and supplies. The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, and title and risk of loss have been transferred to the customer or services have been rendered, the sales price is fixed or determinable, and collectibility is reasonably assured.

Revenue from sales of products is generally recognized when the products are received by customers. Revenue from sales of certain products with customer acceptance provisions related to their functionality is recognized when the product is received by the customer and the specific criteria of the product functionality are successfully tested and demonstrated.

The Company enters into arrangements with multiple elements, which may include any combination of products, equipment, installation and maintenance. The Company allocates revenue to each element based on its relative fair value if such element meets the criteria for treatment as a separate unit of accounting as prescribed in the provisions of ASC 605, "Revenue Recognition." Product revenue is generally recognized upon completion of installation or upon shipment if installation is not required. Maintenance revenue is recognized on a straight-line basis over the term of the maintenance agreement.

The Company's policy is to accept product returns only in the case that the products are defective. The Company issues contractual product warranties under which it guarantees the performance of products delivered and services rendered for a certain period of time. A liability for the estimated product warranty related cost is established at the time revenue is recognized, and is included in "Other accrued expenses." Estimates for accrued warranty cost are primarily based on historical experience and current information on repair cost.

Historically, the Company has made certain allowances related to sales to its consumer business distributors. Such allowances are generally provided to compensate the distributors for a decline in the product's value, and are classified as a reduction of revenue on the consolidated statements of operations. Estimated price adjustments are accrued when the related sales are recognized. The estimate is made based primarily on the historical experience or specific arrangements made with the distributors.

The Company also occasionally offers incentive programs to its distributors in the form of rebates. These rebates are accrued at the latter of the date at which the related revenue is recognized or the date at which the incentive is offered, and are recorded as reductions of sales in accordance with the provisions of ASC 605.

Taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of operations.

(e)	Leases (See Note 6)

The Company accounts for leases in accordance with the provisions of ASC 840, "Leases." Leases of the assets under certain conditions are recorded as capital leases in property, plant and equipment in the consolidated balance sheets.

(f)	Inventories (See Note 3)

Finished goods and work in process are stated at the lower of cost (average) or market. Raw materials are stated at cost, principally on a first-in, first-out basis or average basis, not in excess of current replacement cost.

(g)	Foreign Currency Translation (See Note 13)

Foreign currency financial statements are translated in accordance with the provisions of ASC 830, "Foreign Currency Matters," under which all assets and liabilities are translated into yen at year-end rates and income and expense accounts are translated at weighted-average rates. Adjustments resulting from the translation of financial statements are reflected under the caption, "Accumulated other comprehensive income (loss)," a separate component of equity.

(h)	Property, Plant and Equipment

Property, plant and equipment is stated at cost. Depreciation is computed primarily using the straight-line method based on the following estimated useful lives:

Buildings	5 to 50 years
Machinery and equipment	2 to 10 years

Effective April 1, 2009, the Company and certain of its domestic subsidiaries changed their depreciation method from the declining-balance method to the straight-line method. The Company believes that the straight-line method better reflects the pattern of consumption of the future benefits to be derived from those assets being depreciated and provides a better matching of costs and revenues over the assets' estimated useful lives. Under the provisions of ASC 250, "Accounting Changes and Error Corrections," a change in depreciation method is treated on a prospective basis as a change in estimate and prior period results have not been restated. The change in depreciation method caused a decrease in depreciation expense by 11,031 million yen for the year ended March 31, 2010. Net loss attributable to Panasonic Corporation and basic net loss per share attributable to Panasonic Corporation common shareholders decreased by 6,861 million yen and 3.31 yen, respectively, for the year ended March 31, 2010. Impact on diluted net income (loss) per share attributable to Panasonic Corporation common shareholders for the year ended March 31, 2010 has been omitted because the Company did not have potentially dilutive common shares that were outstanding for the period.

(i)	Goodwill and Other Intangible Assets (See Notes 7 and 8)

Goodwill represents the excess of costs over the fair value of net assets of businesses acquired. The Company adopted the provisions of ASC 350, "Intangibles—Goodwill and Other." Goodwill and intangible assets determined to have an indefinite useful life are not amortized, and are instead reviewed for impairment at least annually based on assessment of current estimated fair value of the intangible asset. The goodwill impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform the second step of the impairment test (measurement). If the fair value of the reporting unit exceeds its carrying amount, the second step does not need to be performed. Under the second step, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation in business combinations. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a guideline merged and acquired company method, guideline public company method, and a discounted cash flow analysis. The provisions of ASC 350 also requires that intangible assets with estimable useful lives be amortized over their respective estimated useful lives to their estimated residual values, and reviewed for impairment based on an assessment of the undiscounted cash flows expected by the asset, whenever impairment indications are presented. An impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset.

(j)	Investments and Advances (See Notes 4, 5, 13 and 18)

Investments and advances primarily consist of investments in and advances to associated companies, cost method investments, available-for-sale securities, and long-term deposits. Cost method investments and long-term deposits are recorded at historical cost.

The equity method is used to account for investments in associated companies in which the Company exerts significant influence, generally having a 20% to 50% voting interest, and corporate joint ventures. The Company also uses the equity method for certain investees if the minority shareholders have substantive participating rights. Under the equity method of accounting, investments are stated at their underlying net equity value after elimination of intercompany profits. The cost method is used when the Company does not have significant influence.

The excess of cost of the stock of the associated companies over the Company's share of their net assets at the acquisition date, included in the equity investment balance, is recognized as equity method goodwill. Such equity method goodwill is not being amortized and is instead tested for impairment as part of the equity method investment.

The Company accounts for debt and marketable equity securities in accordance with the provisions of ASC 320, "Investments—Debt and Equity Securities."

The provisions of ASC 320 require that certain investments in debt and marketable equity securities be classified as held-to-maturity, trading, or available-for-sale securities. The Company classifies its existing marketable equity securities other than investments in associated companies and all debt securities as available-for-sale. Available-for-sale securities are carried at fair value with unrealized holding gains or losses included as a component of accumulated other comprehensive income (loss), net of applicable taxes.

Realized gains and losses are determined on the average cost method and reflected in earnings.

On a continuous basis, but no less frequently than at the end of each quarter, the Company evaluates the carrying amount of each of the investments in associated companies, cost method investments and available-for-sale securities for possible other-than-temporary impairment. Factors considered in assessing whether an indication of other-than-temporary impairment exists include the period of time the fair value has been below the carrying amount or cost basis of investment, financial condition and prospects of each investee, and other relevant factors.

Investments in associated companies, cost method investments and available-for-sale securities are reduced to fair value by a charge to earnings when impairment is considered to be other than temporary. Impairment is measured based on the amount by which the carrying amount or cost basis of the investment exceeds its fair value. Fair value is determined based on quoted market prices, discounted cash flows or other valuation techniques as appropriate.

(k)	Allowance for Doubtful Receivables

An allowance for doubtful trade receivables and advances is provided at an amount calculated based on historical experience, while specific allowances for doubtful trade receivables and advances are provided for the estimated amounts considered to be uncollectible after reviewing individual collectibility.

(l)	Income Taxes (See Note 11)

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company accounts for uncertainty in tax positions in accordance with the provisions of ASC 740, "Income Taxes." The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interests and penalties related to unrecognized tax benefits in "Provision for income taxes—Current" in the consolidated statements of operations.

(m)	Advertising (See Note 16)

Advertising costs are expensed as incurred.

(n)	Net Income (loss) per Share (See Note 14)

The Company accounts for net income (loss) per share in accordance with the provisions of ASC 260, "Earnings Per Share." This statement establishes standards for computing net income (loss) per share and requires dual presentation of basic and diluted net income (loss) per share on the face of the statements of operation for all entities with complex capital structures.

Under the provisions of ASC 260, basic net income (loss) per share is computed based on the weighted-average number of common shares outstanding during each period, and diluted net income (loss) per share assumes the dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock.

(o)	Cash Equivalents

Cash equivalents include all highly liquid debt instruments purchased with a maturity of three months or less.

(p)	Derivative Financial Instruments (See Notes 13, 17 and 18)

Derivative financial instruments utilized by the Company are comprised principally of foreign exchange contracts, interest rate swaps, cross currency swaps and commodity futures used to hedge currency risk and commodity price risk.

The Company accounts for derivative instruments in accordance with the provisions of ASC 815, "Derivatives and Hedging." On the date the derivative contract is entered into, the Company ordinarily designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair-value" hedge), a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), or a foreign-currency fair-value or cash-flow hedge ("foreign-currency" hedge). The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. The Company does not offset fair value of contracts in gain and loss positions.

Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a fair-value hedge, along with the loss or gain on the hedged asset or liability or unrecognized firm commitment of the hedged item that is attributable to the hedged risk, are recorded in earnings. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash-flow hedge are recorded in other comprehensive income (loss), until earnings are affected by the variability in cash flows of the designated hedged item. Changes in the fair value of derivatives that are highly effective as hedges and that are designated and qualify as foreign-currency hedges are recorded in either earnings or other comprehensive income (loss), depending on whether the hedge transaction is a fair-value hedge or a cash-flow hedge. The ineffective portion of the change in fair value of a derivative instrument that qualifies as either a fair-value hedge or a cash-flow hedge is reported in earnings.

(q)	Impairment of Long-Lived Assets (See Note 7)

The Company accounts for impairment or disposition of long-lived assets in accordance with the provisions of ASC 360, "Property, Plant, and Equipment." In accordance with the provisions of ASC 360, long-lived assets, such as property, plant and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset.

(r)	Restructuring Charges (See Note 15)

The Company accounts for costs associated with exit or disposal activities in accordance with the provisions of ASC 420, "Exit or Disposal Cost Obligations." Pursuant to the provisions of ASC 420, liabilities for restructuring costs are recognized when the liability is incurred, which may be subsequent to the date when the Company has committed to a restructuring plan.

(s)	Stock-Based Compensation (See Note 12)

The provisions of ASC 718, "Compensation—Stock Compensation" address accounting and disclosure requirements with measurement of the cost of employee service using a fair-value-based method of accounting for stock-based employee compensation plans.

(t)	Segment Information (See Note 20)

The Company accounts for segment information in accordance with the provisions of ASC 280, "Segment Reporting." Pursuant to the provisions of ASC 280, the reporting segments are the components of the Company for which separate financial information is available that is evaluated regularly by the chief operating decision maker of the Company in deciding how to allocate resources and in assessing performance.

(u)	Fair Value Measurements (See Note 18)

The provisions of ASC 820, "Fair Value Measurements and Disclosures" defines fair value and establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

Level 1 —	Quoted prices (unadjusted) in active markets for identical assets.
Level 2 —	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level 3 —	Unobservable inputs for the asset or liability.

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible.

(v)	Use of Estimates

The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates and assumptions are reflected in valuation and disclosure of revenue recognition, allowance for doubtful receivables, valuation of inventories, impairment of long-lived assets, environmental liabilities, valuation of deferred tax assets, uncertain tax positions, employee retirement and severance benefit plans, and assets acquired and liabilities assumed by business combinations.

(w)	Adoption of New Accounting Standards

On April 1, 2009, the Company adopted the provisions of ASC 805, "Business Combinations." The provisions of ASC 805 requires most identifiable assets, liabilities, noncontrolling interests (previously referred to as minority interests), and goodwill acquired in a business combination to be recorded at full fair value. On April 1, 2009, the Company adopted the provisions of ASC 810, "Consolidation." ASC 810 requires noncontrolling interests to be reported as a component of equity, which changes the accounting for transactions with noncontrolling interest holders. The provisions of ASC 805 is applied to business combinations occurring after the effective date. The provisions of ASC 810 is applied prospectively to all noncontrolling interests, including any that arose before the effective date and the disclosure requirement is applied retrospectively. As a result, the prior years' consolidated financial statements have been reclassified in order to conform with the presentation used for the year ended March 31, 2010.

Acquisition	12 Months Ended
Mar. 31, 2011
Acquisition
Acquisition
(2)	Acquisition

On December 16, 2009, the Company acquired all preferred shares of SANYO Electric Co., Ltd. (SANYO) through a tender offer. On December 21, 2009, the Company subsequently converted the preferred shares to common shares, resulting in an acquisition of 50.2% of the voting rights and a controlling interest of SANYO.

SANYO is in the business of manufacturing and sales of solar cells, rechargeable batteries, electronic devices, commercial equipment, audio-visual equipment, home appliances, and other electronic and electric products. As a result of this acquisition, a collaborating relationship between the Company and SANYO is established under the large business strategy as an united business group to generate synergy, such as the further expansion in the solar business, reinforcement of competitiveness in the rechargeable battery business, strengthening of the financial and business position of SANYO through the application of the Company's cost reduction know-how, and creation of a comprehensive solution business centered on the environment and energy.

The fair value of noncontrolling interests was measured based on the market price per share of SANYO as of the acquisition date. The fair value of the consideration paid for the controlling interests of SANYO and the noncontrolling interests as of the acquisition date is as follows:

Yen (millions)
Fair value of consideration:
Cash	403,780
Fair value of noncontrolling interests	532,360

Total	936,140

Acquisition-related cost of 5,058 million yen was included in other deductions in the consolidated statements of operations for the year ended March 31, 2010.

Assets acquired and liabilities assumed reflected in the Company's consolidated balance sheet as of the acquisition date were as follows:

Yen (millions)
Cash and cash equivalents	228,972
Other current assets	653,709
Investments and advances	105,643
Property, plant and equipment	404,468
Goodwill	514,419
Intangible assets	494,103
Other assets	48,596

Total assets acquired	2,449,910

Current liabilities	606,639
Noncurrent liabilities	907,131

Total liabilities assumed	1,513,770

Total net assets acquired	936,140

Trade notes receivable, trade accounts receivable and other short-term receivables recorded at the fair value were included in other current assets in the table above, and the fair value was measured by deducting allowance for doubtful receivables of 73 million yen, 5,319 million yen and 964 million yen from their contractual amounts of 26,001 million yen, 314,175 million yen, 23,941 million yen, respectively. Long-term receivables recorded at the fair value were included in investments and advances, and the fair value was measured by deducting allowance for doubtful receivables of 2,730 million yen from their contractual amounts of 10,999 million yen.

Intangible assets of 492,476 million yen were subject to amortization, which include right of trademark of 45,451 million yen with a 10-year weighted-average useful life, customer relationship of 52,011 million yen with a 12-year weighted-average useful life and patents and know-how of 355,490 million yen with a 10-year weighted-average useful life.

The total amount of goodwill is included in "SANYO" segment, and is not deductible for tax purpose.

Accrued warranty costs of 4,253 million yen were included in current liabilities in the table above.

Net sales and loss before income taxes of SANYO and its subsidiaries that are included in the consolidated statements of operations for the year ended March 31, 2010 are 399,888 million yen and 23,352 million yen, respectively.

The unaudited pro forma information shows the results of the Company's consolidated operations for the year ended March 31, 2010 and 2009 as though SANYO and its subsidiaries had been consolidated at the beginning of fiscal 2010 and 2009. The pro forma data is not necessarily indicative of the Company's results of operations that would actually have been reported if the transaction in fact had occurred on April 1, 2009 or 2008, and is not necessarily representative of the Company's consolidated results of operations for future periods.

	Unaudited
	Yen (millions)
	2010	2009
Net sales	8,617,400	9,537,809
Net income (loss) attributable to Panasonic Corporation	(133,012)	(436,093)

	Unaudited
	Yen
	2010	2009
Net income (loss) per share attributable to Panasonic Corporation common shareholders:
Basic	(64.24)	(209.73)
Diluted	—	(209.73)

Diluted net income (loss) per share attributable to Panasonic Corporation common shareholders for the year ended March 31, 2010 has been omitted because the Company did not have potentially dilutive common shares that were outstanding for the period.

Inventories	12 Months Ended
Mar. 31, 2011
Inventories
Inventories

(3)	Inventories

Inventories at March 31, 2011 and 2010 are summarized as follows:

	Yen (millions)
	2011	2010
Finished goods	466,261	497,153
Work in process	164,329	159,699
Raw materials	265,834	256,794

	896,424	913,646

Investments in and Advances to, and Transactions with Associated Companies	12 Months Ended
Mar. 31, 2011
Investments in and Advances to, and Transactions with Associated Companies
Investments in and Advances to, and Transactions with Associated Companies
(4)	Investments in and Advances to, and Transactions with Associated Companies

Certain financial information in respect of associated companies in aggregate at March 31, 2011 and 2010, and for the three years ended March 31, 2011 is shown below. The most significant of these associated companies as of March 31, 2011 is Sumishin Panasonic Financial Services Co., Ltd. (SPFC). At March 31, 2011, the Company has a 15.1% equity ownership in SPFC.

The Company formerly had a 34.0% equity ownership in Sumishin Matsushita Financial Services Co., Ltd. (SMFC). On November 5, 2009, the Company sold certain equity interest to The Sumitomo Trust and Banking Co., Ltd. and as a result, the Company had a 22.6% equity ownership in SMFC. On April 1, 2010, SMFC and STB Leasing Co., Ltd. merged its business to form SPFC. As a result, the Company has a 15.1% equity ownership in SPFC. The Company continues to apply the equity method subsequent to April 1, 2010 as the Company continues to hold significant influence over operating and financial policies of SPFC.

The Company formerly had a 36.8% equity ownership in Victor Company of Japan, Ltd. (JVC), and JVC and its subsidiaries were associated companies under the equity method. On October 1, 2008, JVC and Kenwood Corporation integrated management by establishing JVC KENWOOD Holding, Inc. (JVC KENWOOD HD) through a share transfer, as a result, the Company had a 27.6% shareholding of JVC KENWOOD HD. On January 25, 2011, JVC KENWOOD HD issued new shares of its common stock and disposed of its treasury shares through an international offering. As a result, JVC KENWOOD HD and its consolidated subsidiaries ceased to be an associated company of the Company under the equity method as the ownership percentage of the Company fell under 20% and the Company lost the ability to exercise influence over operating and financial policies of JVC KENWOOD HD. Financial information associated with JVC KENWOOD HD and its subsidiaries prior to January 25, 2011 is included in the aggregate information below, however, financial information subsequent to January 25, 2011 is not included.

The Company formerly accounted for the investment in Toshiba Matsushita Display Technology Co., Ltd. (TMD) and its subsidiaries under the equity method. On April 28, 2009, the Company sold all of its shares in TMD to Toshiba Corporation.

	Yen (millions)
	2011	2010
Current assets	1,307,304	1,065,594
Other assets	370,295	488,755

	1,677,599	1,554,349
Current liabilities	740,580	775,170
Other liabilities	541,691	370,949

Net assets	395,328	408,230

Company's equity in net assets	127,219	146,825

	Yen (millions)
	2011	2010	2009
Net sales	1,151,710	1,176,332	1,568,499
Gross profit	267,498	254,507	292,589
Net income (loss)	38,377	(10,572)	(70,779)

Purchases and dividends received from associated companies for the three years ended March 31, 2011 are as follows:

	Yen (millions)
	2011	2010	2009
Purchases from	198,560	287,598	315,829
Dividends received	4,968	4,301	4,528

Retained earnings include undistributed earnings of associated companies in the amount of 39,661 million yen and 33,489 million yen, as of March 31, 2011 and 2010, respectively.

During the years ended March 31, 2011, 2010 and 2009, the Company incurred a write-down of 8,318 million yen, 3,605 million yen and 18,121 million yen, respectively, for other-than-temporary impairment of investments and advances in associated companies. The fair values of the investments and advances in associated companies were based on quoted market price or discounted cash flows by using appropriate discounted rate. An impairment charge was recorded to reduce the carrying value of the assets to fair value. The write-down is included in other deductions in the consolidated statements of operations.

Investments in associated companies include equity securities which have quoted market values at March 31, 2011 and 2010 compared with related carrying amounts are as follows:

	Yen (millions)
	2011	2010
Carrying amount	39,267	50,314
Market value	42,920	61,294

Investments in Securities	12 Months Ended
Mar. 31, 2011
Investments in Securities
Investments in Securities
(5)	Investments in Securities

The Company classifies its existing marketable equity securities other than investments in associated companies and all debt securities as available-for-sale.

The cost, fair value, gross unrealized holding gains and gross unrealized holding losses of available-for-sale securities included in short-term investments, and other investments and advances at March 31, 2011 and 2010 are as follows:

	Yen (millions)
	2011
	Cost	Fair value	Gross unrealized holding gains	Gross unrealized holding losses
Noncurrent:
Equity securities	250,400	313,813	67,755	4,342
Corporate and government bonds	2,142	2,201	59	—
Other debt securities	544	546	8	6

	253,086	316,560	67,822	4,348

	Yen (millions)
	2010
	Cost	Fair value	Gross unrealized holding gains	Gross unrealized holding losses
Noncurrent:
Equity securities	275,579	379,358	104,666	887
Corporate and government bonds	3,894	3,961	75	8
Other debt securities	568	585	22	5

	280,041	383,904	104,763	900

The cost, fair value, gross unrealized holding gains and gross unrealized holding losses of held-to-maturity securities included in other investments and advances are 1,954 million yen, 1,887 million yen, 16 million yen and 83 million yen at March 31, 2010, respectively.

Maturities of investments in available-for-sale securities at March 31, 2011 and 2010 are as follows:

	Yen (millions)
	2011		2010
	Cost	Fair value	Cost	Fair value
Due after one year through five years	2,686	2,747	4,462	4,546
Equity securities	250,400	313,813	275,579	379,358

	253,086	316,560	280,041	383,904

The Company was in possession of held-to-maturity securities due over 10 years at March 31, 2010. The cost and fair value of the related investments were 1,954 million yen and 1,887 million yen, respectively as of March 31, 2010.

Proceeds from sale of available-for-sale securities for the years ended March 31, 2011, 2010 and 2009 were 22,102 million yen, 18,275 million yen and 73,782 million yen, respectively. The gross realized gains on sale of available-for-sale securities for the years ended March 31, 2011, 2010 and 2009 were 5,474 million yen, 3,756 million yen and 797 million yen, respectively. The gross realized losses on sale of available-for-sale securities for the years ended March 31, 2011, 2010 and 2009 were 965 million yen, 88 million yen and 11 million yen, respectively. The cost of securities sold in computing gross realized gains and losses is determined by the average cost method.

During the years ended March 31, 2011, 2010 and 2009, the Company incurred a write-down of 19,154 million yen, 2,965 million yen and 73,861 million yen, respectively, for other-than-temporary impairment of available-for-sale securities, mainly reflecting the aggravated market condition of certain industries in Japan. The write-down is included in other deductions in the consolidated statements of operations.

Gross unrealized holding losses on investments in available-for-sale securities and the fair value of the related investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2011 and 2010 are as follows:

	Yen (millions)
	2011
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Equity securities	48,891	4,342	—	—	48,891	4,342
Other debt securities	35	6	—	—	35	6

	48,926	4,348	—	—	48,926	4,348

	Yen (millions)
	2010
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Equity securities	6,222	887	—	—	6,222	887
Corporate and government bonds	1,194	8	—	—	1,194	8
Other debt securities	40	5	—	—	40	5

	7,456	900	—	—	7,456	900

The gross unrealized loss position has been continuing for a relatively short period of time. Based on this and other relevant factors, management has determined that these investments are not considered other-than-temporarily impaired. The Company did not have investment securities that had been in a continuous loss position for twelve months or more at March 31, 2011 and 2010.

At March 31, 2010, gross unrealized holding losses on investments in held-to-maturity securities and the fair value of the related investments are 83 million yen and 1,281 million yen, respectively.

The carrying amounts of the Company's cost method investments totaled 27,914 million yen and 22,039 million yen at March 31, 2011 and 2010, respectively. For substantially all such investments, the Company estimated that the fair value exceeded the carrying amounts of investments (that is, the investments were not impaired). For the years ended March 31, 2011, 2010 and 2009, certain investments were considered other-than-temporarily impaired, resulting in a write-down of 67 million yen, 374 million yen and 34 million yen, respectively.

At March 31, 2011 and 2010, equity securities with a book value of 14,047 million yen and 15,753 million yen were pledged as collateral for the deferred payments of certain taxes based on the Japanese Custom Act and Consumption Tax Law, respectively.

Leases	12 Months Ended
Mar. 31, 2011
Leases
Leases
(6)	Leases

The Company has capital and operating leases for certain land, buildings, machinery and equipment, and finite-lived intangible assets with SPFC and other third parties.

During the years ended March 31, 2011, 2010 and 2009, the Company sold and leased back certain land, buildings, and machinery and equipment for 126,639 million yen, 95,316 million yen and 16,582 million yen, respectively. The base lease term is 1 to 10 years. The resulting leases are being accounted for as operating leases or capital leases. The resulting gains of these transactions, included in other income in the consolidated statements of operations, were not significant. Regarding certain leased assets, the Company has options to purchase the leased assets, or to terminate the leases and guarantee a specified value of the leased assets thereof, subject to certain conditions, during or at the end of the lease term. Regarding leased land and buildings, there are no future commitments, obligations, provisions, or circumstances that require or result in the Company's continuing involvement.

At March 31, 2011 and 2010, the gross book value of land, buildings, machinery and equipment, and finite-lived intangible assets under capital leases, including the above-mentioned sale-leaseback transactions was 137,783 million yen and 164,119 million yen, and the related accumulated depreciation recorded was 48,744 million yen and 59,698 million yen, respectively.

Rental expenses for operating leases, including the above-mentioned sale-leaseback transactions were 88,473 million yen, 64,124 million yen and 63,490 million yen for the years ended March 31, 2011, 2010 and 2009, respectively.

Future minimum lease payments under non-cancelable capital leases and operating leases at March 31, 2011 are as follows:

	Yen (millions)
Year ending March 31	Capital leases	Operating leases
2012	34,697	83,129
2013	23,129	64,878
2014	13,506	46,325
2015	11,073	20,946
2016	9,548	6,203
Thereafter	25,921	15,053

Total minimum lease payments	117,874	236,534

Less amount representing interest	7,697

Present value of net minimum lease payments	110,177
Less current portion	33,861

Long-term capital lease obligations	76,316

Long-Lived Assets	12 Months Ended
Mar. 31, 2011
Long-Lived Assets
Long-Lived Assets
(7)	Long-Lived Assets

The Company periodically reviews the recorded value of its long-lived assets to determine if the future cash flows to be derived from these assets or related asset group will be sufficient to recover the remaining recorded asset values. Impairment losses are included in other deductions in the consolidated statements of operations, and are not charged to segment profit.

The Company recognized impairment losses in the aggregate of 34,692 million yen of long-lived assets during fiscal 2011.

The Company recorded impairment losses for certain machinery and equipment, and other assets related to domestic and overseas flat TV manufacturing facilities. As a result of the continuously substantial decline of product prices and the yen appreciation, the Company estimated that the carrying amounts would not be recoverable through future cash flows. The fair value was determined through an appraisal based on the repurchase cost.

The Company also recorded impairment losses for certain finite-lived intangible assets related to right of trademark of "SANYO." The Company decided "Panasonic" will be the only brand that conveys corporate messages for all the business groups, except for a certain regions and products, and as a result, the Company estimated the carrying amounts of the assets would not be recoverable through future cash flows. The fair value was based on the discounted estimated cash flows expected to result from the use of the assets.

Impairment losses of 14,746 million yen, 4,133 million yen, 12,820 million yen and 2,993 million yen were related to "Digital AVC Networks," "PEW and PanaHome," "SANYO" and the remaining segments, respectively.

The Company recognized impairment losses in the aggregate of 79,259 million yen of long-lived assets during fiscal 2010.

The Company recorded impairment losses for certain machinery and finite-lived intangible assets related to domestic liquid crystal display panel manufacturing facilities. As a result of the continuously substantial decline of product prices, the Company estimated that the carrying amounts would not be recoverable through future cash flows. The fair value was based on the discounted estimated cash flows expected to result from the use and eventual disposition of the assets.

The Company also recorded impairment losses for certain land, buildings, and machinery and equipment related to domestic battery manufacturing facilities. Due to the revamp of manufacturing capacity of lithium-ion battery business, certain factories experienced a downturn in profitability. In addition, the Company had to transfer a part of its nickel-hydrogen battery business in relation to the acquisition of SANYO. As a result, the carrying amounts of certain domestic battery manufacturing facilities would not be recoverable through future cash flows. The fair value of land was determined through an appraisal based on the comparable sales method. The fair value of buildings, and machinery and equipment was determined through an appraisal based on the repurchase cost.

Impairment losses of 37,872 million yen, 13,805 million yen, 17,587 million yen, 8,897 million yen and 1,098 million yen were related to "Digital AVC Networks," "Home Appliances," "Components and Devices," "SANYO" and the remaining segments, respectively.

The Company recognized impairment losses in the aggregate of 313,466 million yen of long-lived assets during fiscal 2009.

The Company recorded impairment losses for certain buildings, machinery and finite-lived intangible assets related to domestic liquid crystal display panel manufacturing facilities. As a result of the substantial decline of product prices due to the significant market downturn, the Company estimated that the carrying amounts would not be recoverable through future cash flows. The fair value of buildings and remaining assets, respectively, was determined through an appraisal based on the comparable sales method and the discounted estimated cash flows expected to result from the use and eventual disposition of the assets.

The Company also recorded impairment losses for certain buildings, machinery and finite-lived intangible assets related to domestic and overseas plasma display panel manufacturing facilities. As a result of the substantial decline of product prices due to the significant market downturn, the Company estimated that the carrying amounts would not be recoverable through future cash flows. The fair value of buildings and remaining assets, respectively, was determined through an appraisal based on the comparable sales method and the orderly liquidation value.

Impairment losses of 252,372 million yen, 18,396 million yen, 19,077 million yen, 18,482 million yen and 5,139 million yen were related to "Digital AVC Networks," "Home Appliances," "PEW and PanaHome," "Components and Devices" and the remaining segments, respectively.

Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2011
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
(8)	Goodwill and Other Intangible Assets

The changes in the carrying amount of goodwill by business segment for the years ended March 31, 2011 and 2010 are as follows:

	Yen (millions)
	Digital AVC Networks	Home Appliances	PEW and PanaHome	Components and Devices	SANYO	Other	Total
Balance at March 31, 2009:
Goodwill	316,314	18,501	73,879	66,427	—	13,020	488,141
Accumulated impairment losses	(77,349)	—	—	—	—	—	(77,349)

	238,965	18,501	73,879	66,427	—	13,020	410,792

Goodwill acquired during the year	—	—	—	—	514,419	—	514,419
Goodwill impaired during the year	—	(3,745)	—	—	—	—	(3,745)
Translation adjustments	—	—	2,070	—	—	—	2,070
Other	—	—	—	(535)	—	—	(535)

Balance at March 31, 2010:
Goodwill	316,314	18,501	75,949	65,892	514,419	13,020	1,004,095
Accumulated impairment losses	(77,349)	(3,745)	—	—	—	—	(81,094)

	238,965	14,756	75,949	65,892	514,419	13,020	923,001

Goodwill acquired during the year	—	—	1,087	—	3,561	—	4,648
Translation adjustments	—	—	(2,897)	—	—	—	(2,897)

Balance at March 31, 2011:
Goodwill	316,314	18,501	74,139	65,892	517,980	13,020	1,005,846
Accumulated impairment losses	(77,349)	(3,745)	—	—	—	—	(81,094)

	238,965	14,756	74,139	65,892	517,980	13,020	924,752

Acquired intangible assets, excluding goodwill, at March 31, 2011 and 2010 are as follows:

	Yen (millions)
	2011		2010
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization	Average amortization period
Finite-lived intangible assets:
Patents and know-how	451,868	97,450	439,608	54,684	11 years
Software	298,328	229,132	283,075	210,726	4 years
Other	163,220	47,180	172,497	30,337	14 years

	913,416	373,762	895,180	295,747

	Yen (millions)
	2011	2010
Indefinite-lived intangible assets	3,133	5,432

Aggregate amortization expense for finite-lived intangible assets for the years ended March 31, 2011, 2010 and 2009 was 82,762 million yen, 46,175 million yen and 38,903 million yen, respectively. Estimated amortization expense for the next five years is as follows:

Year ending March 31	Yen (millions)
2012	83,115
2013	75,545
2014	68,625
2015	60,084
2016	53,744

Impairment losses of indefinite-lived intangible assets for the three years ended March 31, 2011 were immaterial. Impairment losses of finite-lived intangible assets are included in impairment losses of long-lived assets discussed in Note 7.

Long-term Debt and Short-term Borrowings	12 Months Ended
Mar. 31, 2011
Long-term Debt and Short-term Borrowings
Long-term Debt and Short-term Borrowings
(9)	Long-term Debt and Short-term Borrowings

Long-term debt at March 31, 2011 and 2010 is set forth below:

	Yen (millions)
	2011	2010
Unsecured Straight bond, due 2011, interest 1.64%	100,000	100,000
Unsecured Straight bond, due 2012, interest 1.14%	100,000	100,000
Unsecured Straight bond, due 2013, interest 0.38%	150,000	—
Unsecured Straight bond, due 2014, interest 1.404%	200,000	200,000
Unsecured Straight bond, due 2016, interest 0.752%	200,000	—
Unsecured Straight bond, due 2018, interest 1.081%	150,000	—
Unsecured Straight bond, due 2019, interest 2.05%	100,000	100,000
Unsecured Straight bonds issued by subsidiaries, due 2010 - 2019, interest 0.53% - 2.02%	162,407	182,406
Unsecured bank loans, due 2010 - 2015, effective interest 1.1% in fiscal 2011 and 1.1% in fiscal 2010	259,801	404,318
Secured bank loans by subsidiaries, due 2010 - 2023, effective interest 1.91% in fiscal 2011 and 2.04% in fiscal 2010	3,473	4,558
Capital lease obligations	110,177	144,770

	1,535,858	1,236,052
Less current portion	373,571	207,124

	1,162,287	1,028,928

The aggregate annual maturities of long-term debt after March 31, 2011 are as follows:

Year ending March 31	Yen (millions)
2012	373,571
2013	221,641
2014	285,429
2015	100,747
2016	249,328
2017 and thereafter	305,142

As is customary in Japan, short-term and long-term bank loans are made under general agreements which provide that security and guarantees for future and present indebtedness will be given upon request of the bank, and that the bank shall have the right, as the obligations become due, or in the event of their default, to offset cash deposits against such obligations due to the bank.

Each of the loan agreements grants the lender the right to request additional security or mortgages on certain assets. At March 31, 2011 and 2010, other investments and advances, and property, plant and equipment with a book value of 8,945 million yen and 9,933 million yen respectively, was pledged as collateral by subsidiaries for secured loans from banks. At March 31, 2011 and 2010, loans subject to such general agreements amounted to 3,899 million yen and 6,761 million yen, respectively.

The balance of short-term loans also includes borrowings under acceptances and short-term loans of foreign subsidiaries. The weighted-average interest rate on short-term borrowings outstanding at March 31, 2011 and 2010 was 2.8% and 2.5%, respectively.

Retirement and Severance Benefits	12 Months Ended
Mar. 31, 2010
Retirement and Severance Benefits
Retirement and Severance Benefits
(10)	Retirement and Severance Benefits

The Company and certain subsidiaries have contributory, funded benefit pension plans covering substantially all employees who meet eligibility requirements. Benefits under the plans are primarily based on the combination of years of service and compensation.

In addition to the plans described above, upon retirement or termination of employment for reasons other than dismissal, employees are entitled to lump-sum payments based on the current rate of pay and length of service. If the termination is involuntary or caused by death, the severance payment is greater than in the case of voluntary termination. The lump-sum payment plans are not funded.

Effective April 1, 2002, the Company and some of the above-mentioned subsidiaries amended their benefit pension plans by introducing a "point-based benefits system," and their lump-sum payment plans to cash balance pension plans. Under point-based benefits system, benefits are calculated based on accumulated points allocated to employees each year according to their job classification and years of service. Under the cash balance pension plans, each participant has an account which is credited yearly based on the current rate of pay and market-related interest rate.

During the year ended March 31, 2009, the Company changed the measurement date to March 31 for those postretirement benefit plans with a December 31 measurement date in conformity with the measurement date provisions of ASC 715 "Compensation-Retirement Benefits." The benefit obligations and plan assets of these plans were remeasured as of April 1, 2008. Net periodic benefit cost, net of tax, for the period from January 1, 2008 to March 31, 2008, in the amount of 3,727 million yen has been recorded as a reduction of beginning fiscal 2009 balance of "retained earnings." Changes in fair value of plan assets and benefit obligations during the same transition period has been recorded, as a reduction of beginning fiscal 2009 balance of "accumulated other comprehensive income (loss)," in the amount of 73,571 million yen, net of tax of 44,726 million yen.

Reconciliation of beginning and ending balances of the benefit obligations of the contributory, funded benefit pension plans, the unfunded lump-sum payment plans, and the cash balance pension plans, and the fair value of the plan assets at March 31, 2011 and 2010 are as follows:

	Yen (millions)
	2011	2010
Change in benefit obligations:
Benefit obligations at beginning of year	2,214,107	1,821,937
Service cost	55,371	50,285
Interest cost	57,093	51,239
Actuarial loss	29,895	12,040
Benefits paid	(109,591)	(102,014)
Effect of changes in consolidated subsidiaries	8,391	388,648
Foreign currency exchange impact	(4,649)	(1,304)
Curtailments, settlements and other	(8,948)	(6,724)

Benefit obligations at end of year	2,241,669	2,214,107

Change in plan assets:
Fair value of plan assets at beginning of year	1,775,007	1,413,646
Actual return on plan assets	(16,703)	197,127
Employer contributions	93,612	87,963
Benefits paid	(100,004)	(93,462)
Effect of changes in consolidated subsidiaries	3,646	176,036
Foreign currency exchange impact	(4,145)	(1,044)
Curtailments, settlements and other	(4,895)	(5,259)

Fair value of plan assets at end of year	1,746,518	1,775,007

Funded status	(495,151)	(439,100)

The accumulated benefit obligation for the pension plans was 2,184,954 million yen and 2,155,066 million yen at March 31, 2011 and 2010, respectively.

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets at March 31, 2011 and 2010 are as follows:

	Yen (millions)
	2011	2010
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	2,135,047	2,094,302
Fair value of plan assets	1,635,656	1,649,951
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	2,078,759	2,035,647
Fair value of plan assets	1,632,963	1,649,951

Accounts recognized in the consolidated balance sheet at March 31, 2011 and 2010 consist of:

	Yen (millions)
	2011	2010
Other assets	4,240	5,251
Other current liabilities	(6,431)	(8,552)
Retirement and severance benefits	(492,960)	(435,799)

	(495,151)	(439,100)

Amounts recognized in accumulated other comprehensive income (loss) at March 31, 2011 and 2010 consist of:

	Yen (millions)
	2011	2010
Prior service benefit	(172,964)	(197,508)
Actuarial loss	530,195	455,780

	357,231	258,272

Net periodic benefit cost for the contributory, funded benefit pension plans, the unfunded lump-sum payment plans, and the cash balance pension plans of the Company for the three years ended March 31, 2011 consist of the following components:

	Yen (millions)
	2011	2010	2009
Service cost - benefits earned during the year	55,371	50,285	49,660
Interest cost on projected benefit obligation	57,093	51,239	50,114
Expected return on plan assets	(55,583)	(43,971)	(48,659)
Amortization of prior service benefit	(24,544)	(25,011)	(24,606)
Recognized actuarial loss	27,616	43,576	22,391

Net periodic benefit cost	59,953	76,118	48,900

The estimated prior service benefit and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost for fiscal 2012 are gains of 24,572 million yen and losses of 41,814 million yen, respectively.

Weighted-average assumptions used to determine benefit obligations at March 31, 2011 and 2010 are as follows:

	2011	2010
Discount rate	2.5%	2.6%
Rate of compensation increase	1.8%	1.8%

Weighted-average assumptions used to determine net cost for the three years ended March 31, 2011 are as follows:

	2011	2010	2009
Discount rate	2.6%	2.7%	2.7%
Expected return on plan assets	3.2%	3.1%	3.1%
Rate of compensation increase	1.8%	1.7%	1.7%

The expected return on plan assets is determined based on the portfolio as a whole and not on the sum of the returns on individual asset categories, considering long-term historical returns, asset allocation, and future estimates of long-term investment returns.

Each plan of the Company has a different investment policy, which is designed to ensure sufficient plan assets are available to provide future payments of pension benefits to the eligible plan participants and is individually monitored for compliance and appropriateness on an on-going basis. Considering the expected long-term rate of return on plan assets, each plan of the Company establishes a "basic" portfolio comprised of the optimal combination of equity securities and debt securities. Plan assets are invested in individual equity and debt securities using the guidelines of the "basic" portfolio in order to generate a total return that will satisfy the expected return on a mid-term to long-term basis. The Company evaluates the difference between expected return and actual return of invested plan assets on an annual basis to determine if such differences necessitate a revision in the formulation of the "basic" portfolio. The Company revises the "basic" portfolio when and to the extent considered necessary to achieve the expected long-term rate of return on plan assets.

The Company's pension plan assets allocation is approximately 40% for equity securities, approximately 40% for debt securities, and approximately 20% for other investments, primarily for life insurance company general accounts.

For the Company's major defined benefit pension plans, equity investments are invested mainly in listed equity securities, broadly in Japanese equity, developed international equity and emerging markets. The debt securities investments are comprised primarily of government, municipal, and corporate bonds. The Company mainly chooses debt securities with rating above BBB, high liquidity and appropriate repayment, and has appropriately diversified the investments by sector and geography. As for investments in life insurance company general accounts, the contracts with the insurance companies include a guaranteed interest rate and return of capital. Other investments include fund-of-funds investment, equity long/short hedge funds investment and private equity investment. Fund-of-funds investment and equity long/short hedge funds investment are primarily invested in listed equity securities with frequency of transactions and stable return, while private equity investment are diversified products with low correlation.

The fair values of the Company's pension plan assets at March 31, 2011 and 2010, by asset category are as follows:

	Yen (millions)
	2011
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	42,417	11,191	—	53,608
Equity securities:
Japanese companies	86,831	—	—	86,831
Foreign companies	113,294	2,236	—	115,530
Commingled funds (a)	71	444,559	—	444,630
Debt securities:
Government and Municipal bonds	177,679	—	—	177,679
Corporate bonds	—	45,019	—	45,019
Commingled funds (b)	—	474,016	—	474,016
Life insurance company general accounts	—	198,010	—	198,010
Other (c)	—	130,181	21,014	151,195

Total	420,292	1,305,212	21,014	1,746,518

	Yen (millions)
	2010
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	44,336	20,281	—	64,617
Equity securities:
Japanese companies	116,053	—	—	116,053
Foreign companies	84,218	—	—	84,218
Commingled funds (a)	—	485,091	—	485,091
Debt securities:
Government and Municipal bonds	204,898	—	—	204,898
Corporate bonds	—	41,113	—	41,113
Commingled funds (b)	—	451,246	—	451,246
Life insurance company general accounts	—	198,049	—	198,049
Other (c)	—	114,610	15,112	129,722

Total	449,505	1,310,390	15,112	1,775,007

(a)	These funds invest mainly in listed equity securities, approximately 60% Japanese companies and 40% foreign companies.
(b)	Primarily invests in Japanese government bonds and foreign government bonds.
(c)	Other investments primarily include fund-of-funds investment and equity long/short hedge funds investment.

The three levels of the fair value hierarchy are discussed in Note 18.

Level 1 assets are comprised principally of equity securities and government and municipal bonds, which are valued using unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.

Level 2 assets are comprised principally of commingled funds, which are valued at their net asset values that are determined by the fund family and have daily liquidity, corporate bonds, which are valued using quoted prices for identical assets in market that are not active, and life insurance company general accounts, which are valued at conversion value. Fund of funds investment, hedge funds investment that use equity long/short strategies included in level 2, which primarily invest in listed equity securities and debt securities, are valued based on net asset value.

Level 3 assets are comprised principally of collateralized loan obligation investment and private equity investment, which are valued based on prices and other relevant information such as similar market transactions and latest round of financing data.

The reconciliation of the beginning and ending balances of level 3 assets at March 31, 2011 and 2010, are as follows:

	Yen (millions)
	Collateralized loan obligation	Private equity	Total
Balance at April 1, 2009	630	5,635	6,265
Effect of changes in consolidated subsidiaries	5,822	—	5,822
Realized gains (losses)	804	27	831
Unrealized gains (losses) relating to assets held	2,393	23	2,416
Purchases, sales, issuances and settlements, net	(656)	712	56
Transfers out of Level 3	(278)	—	(278)

Balance at March 31, 2010	8,715	6,397	15,112

Realized gains (losses)	2,167	—	2,167
Unrealized gains (losses) relating to assets held	3,036	(330)	2,706
Purchases, sales, issuances and settlements, net	912	1,663	2,575
Transfers out of Level 3	(1,546)	—	(1,546)

Balance at March 31, 2011	13,284	7,730	21,014

The Company expects to contribute 85,724 million yen to its defined benefit plans in fiscal 2012.

The benefits expected to be paid from the defined pension plans in each fiscal year 2012 – 2016 are 109,528 million yen, 110,946 million yen, 110,120 million yen, 112,717 million yen and 113,859 million yen, respectively. The aggregate benefits expected to be paid in the five years from fiscal 2017 – 2021 are 595,784 million yen. The expected benefits are based on the same assumptions used to measure the Company's benefit obligation at March 31 and include estimated future employee service.

Income Taxes	12 Months Ended
Mar. 31, 2011
Income Taxes
Income Taxes
(11)	Income Taxes

Income (loss) before income taxes and income taxes for the three years ended March 31, 2011 are summarized as follows:

	Yen (millions)
	Domestic	Foreign	Total
For the year ended March 31, 2011
Income before income taxes	23,356	155,451	178,807
Income taxes:
Current	28,479	60,431	88,910
Deferred	20,913	(6,813)	14,100

Total income taxes	49,392	53,618	103,010

For the year ended March 31, 2010
Income (loss) before income taxes	(80,125)	50,810	(29,315)
Income taxes:
Current	22,105	36,042	58,147
Deferred	80,954	2,732	83,686

Total income taxes	103,059	38,774	141,833

For the year ended March 31, 2009
Income (loss) before income taxes	(345,776)	(36,858)	(382,634)
Income taxes:
Current	38,297	23,543	61,840
Deferred	(10,232)	(14,250)	(24,482)

Total income taxes	28,065	9,293	37,358

The Company and its subsidiaries in Japan are subject to a National tax of 30%, an Inhabitant tax of approximately 20.5%, and a deductible Enterprise tax of approximately 7.4% varying by local jurisdiction, which, in aggregate, resulted in a combined statutory tax rate in Japan of approximately 40.5% for the three years ended March 31, 2011.

The effective tax rates for the years differ from the combined statutory tax rates for the following reasons:

	2011	2010	2009
Combined statutory tax rate	40.5%	(40.5)%	(40.5)%
Lower tax rates of overseas subsidiaries	(15.4)	(38.4)	(1.1)
Expenses not deductible for tax purposes	3.2	25.7	0.8
Change in valuation allowance allocated to income tax expenses	24.4	473.8	41.8
Tax effects attributable to investments in subsidiaries	2.2	45.7	5.8
Per capita tax	1.2	8.3	0.6
Goodwill impairment	—	5.2	—
Other	1.5	4.0	2.4

Effective tax rate	57.6%	483.8%	9.8%

The significant components of deferred income tax expenses for the three years ended March 31, 2011 are as follows:

	Yen (millions)
	2011	2010	2009
Deferred tax expense (exclusive of the effects of other components listed below)	31,999	111,579	94,250
Benefits of net operating loss carryforwards	(17,899)	(27,893)	(118,732)

	14,100	83,686	(24,482)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at March 31, 2011 and 2010 are presented below:

	Yen (millions)
	2011	2010
Deferred tax assets:
Inventory valuation	87,647	94,596
Expenses accrued for financial statement purposes but not currently included in taxable income	171,779	154,679
Property, plant and equipment	231,987	295,091
Retirement and severance benefits	273,830	253,636
Tax loss carryforwards	653,378	616,648
Other	181,190	237,797

Total gross deferred tax assets	1,599,811	1,652,447
Less valuation allowance	990,354	1,014,703

Net deferred tax assets	609,457	637,744

Deferred tax liabilities:
Net unrealized holding gains of available-for-sale securities	(26,130)	(42,458)
Intangible assets	(166,403)	(194,691)
Other	(82,936)	(89,242)

Total gross deferred tax liabilities	(275,469)	(326,391)

Net deferred tax assets	333,988	311,353

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and loss carryforwards become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of these deductible differences and loss carryforwards, net of the existing valuation allowances at March 31, 2011.

The net change in total valuation allowance for the years ended March 31, 2011, 2010 and 2009 was a decrease of 24,349 million yen, an increase of 536,706 million yen and an increase of 129,427 million yen, respectively.

At March 31, 2011, the Company had, for income tax purposes, net operating loss carryforwards of approximately 1,755,388 million yen, of which 1,627,828 million yen expire from fiscal 2012 through 2018 and the remaining balance will expire thereafter or do not expire. At March 31, 2011, the Company had, for income tax purposes, tax credit carryforwards of approximately 59,204 million yen, which expire from fiscal 2012 through 2014.

Net deferred tax assets and liabilities at March 31, 2011 and 2010 are reflected in the accompanying consolidated balance sheets under the following captions:

	Yen (millions)
	2011	2010
Other current assets	254,413	232,165
Other assets	329,920	358,416
Other current liabilities	(1,466)	(1,470)
Other liabilities	(248,879)	(277,758)

Net deferred tax assets	333,988	311,353

The Company has not recognized a deferred tax liability for the undistributed earnings of its foreign subsidiaries and foreign corporate joint ventures of 905,025 million yen as of March 31, 2011, because the Company currently does not expect those unremitted earnings to reverse and become taxable to the Company in the foreseeable future. A deferred tax liability will be recognized when the Company no longer plans to indefinitely reinvest undistributed earnings. The calculation of related unrecognized deferred tax liability is not practicable.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the three years ended March 31, 2011 is as follows:

	Yen (millions)
	2011	2010	2009
Balance at beginning of year	(9,843)	(7,187)	(9,327)
Increase related to prior year tax positions	(5,690)	(685)	(1,835)
Decrease related to prior year tax positions	532	1,780	3,561
Increase related to current year tax positions	(1,986)	(1,195)	(484)
Change in consolidated subsidiaries	—	(3,339)	—
Settlements	1,451	747	60
Translation adjustments	843	36	838

Balance at end of year	(14,693)	(9,843)	(7,187)

As of March 31, 2011, 2010 and 2009, the total amount of unrecognized tax benefits are 14,175 million yen, 9,843 million yen and 7,187 million yen, respectively, that if recognized, would reduce the effective tax rate. It is reasonably possible that developments on tax matters in certain tax jurisdictions may result in approximately thirty percent decrease of the Company's total unrecognized tax benefits within the next twelve months. The Company has accrued interests and penalties related to unrecognized tax benefits and the amount of interest and penalties included in provision for income taxes and cumulative amount accrued were not material as of and for the years ended March 31, 2011, 2010 and 2009.

The Company files income tax returns in Japan and various foreign tax jurisdictions. There are a number of subsidiaries which operate within each of the Company's major jurisdictions resulting in a range of open tax years. The open tax years for the Company is fiscal 2010 and 2011, and its significant subsidiaries in Japan, the United States of America, the United Kingdom and China range from fiscal 2004 and thereafter.

Stockholders' Equity	12 Months Ended
Mar. 31, 2011
Stockholders' Equity
Stockholders' Equity
(12)	Stockholders' Equity

The Company may repurchase its common stock from the market pursuant to the Company Law of Japan. For the years ended March 31, 2011, 2010 and 2009, respectively, 327,193, 53,863 and 30,875,208 shares were repurchased for the aggregate cost of approximately 432 million yen, 72 million yen and 72,416 million yen, respectively, primarily with the intention to hold as treasury stock to improve capital efficiency.

The Company sold 15,100, 17,731 and 399,673 shares of its treasury stock for the years ended March 31, 2011, 2010 and 2009, respectively. The difference between sales price and book value was charged to capital surplus in the consolidated balance sheets.

The Company Law of Japan provides that an amount equal to 10% of appropriations be appropriated as a capital reserve or legal reserve until the aggregated amount of capital reserve and legal reserve equals 25% of stated capital. The capital reserve and legal reserve are not available for dividends but may be transferred to capital surplus or retained earnings or stated capital upon approval of the shareholders' meeting.

Cash dividends and transfers to the legal reserve charged to retained earnings during the three years ended March 31, 2011 represent dividends paid out during the periods and related appropriation to the legal reserve. Cash dividends per share paid during the three years ended March 31, 2011 amounted to 10.00 yen, 12.50 yen and 40.00 yen, respectively. The accompanying consolidated financial statements do not include any provisions for the year-end dividend of 5.0 yen per share, totaling approximately 10,351 million yen in respect of the year ended March 31, 2011 approved by the board of directors in April 2011.

In accordance with the Company Law of Japan, there are certain restrictions on payment of dividends in connection with the treasury stock repurchased. As a result of restrictions on the treasury stock repurchased, retained earnings of 671,629 million yen at March 31, 2011 were restricted as to the payment of cash dividends.

The Company's directors and certain senior executives were granted options to purchase the Company's common stock. All stock options become fully exercisable two years from the date of grant and have a four-year term. Information with respect to stock options is as follows:

	Number of shares	Weighted-average exercise price (Yen)
Balance at March 31, 2008	12,000	1,734
Forfeited	(12,000)	1,734

Balance at March 31, 2009	—	—
Balance at March 31, 2010	—	—
Balance at March 31, 2011	—	—

There was no treasury stock reserved for options from March 31, 2008 through 2011.

Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2011
Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss)
(13)	Other Comprehensive Income (Loss)

Components of other comprehensive income (loss) for the three years ended March 31, 2011 are as follows:

	Yen (millions)
	Pre-tax amount	Tax expense	Net-of-tax amount
For the year ended March 31, 2011
Translation adjustments:
Translation adjustments arising during the period	(88,016)	—	(88,016)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	2,001	—	2,001

Net translation adjustments	(86,015)	—	(86,015)

Unrealized holding gains (losses) of available-for-sale securities:
Unrealized holding gains (losses) arising during the period	(53,060)	21,554	(31,506)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	14,645	(5,928)	8,717

Net unrealized gains (losses)	(38,415)	15,626	(22,789)

Unrealized holding gains (losses) of derivative instruments:
Unrealized holding gains (losses) arising during the period	16,125	(7,364)	8,761
Less: Reclassification adjustment for (gains) losses included in net income (loss)	(12,947)	5,174	(7,773)

Net unrealized gains (losses)	3,178	(2,190)	988

Pension liability adjustments:
Prior service benefit arising during the period	—	—	—
Less: Amortization of prior service benefit included in net periodic benefit cost	(23,803)	10,077	(13,726)

Net prior service benefit	(23,803)	10,077	(13,726)

Actuarial gain (loss) arising during the period	(99,459)	33,979	(65,480)
Less: Amortization of actuarial gain (loss) included in net periodic benefit cost	26,276	(10,437)	15,839

Net actuarial gain (loss)	(73,183)	23,542	(49,641)

Net pension liability adjustments	(96,986)	33,619	(63,367)

Other comprehensive income (loss)	(218,238)	47,055	(171,183)

	Yen (millions)
	Pre-tax amount	Tax expense	Net-of-tax amount
For the year ended March 31, 2010
Translation adjustments:
Translation adjustments arising during the period	(21,186)	—	(21,186)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	10,129	—	10,129

Net translation adjustments	(11,057)	—	(11,057)

Unrealized holding gains (losses) of available-for-sale securities:
Unrealized holding gains (losses) arising during the period	88,042	(36,356)	51,686
Less: Reclassification adjustment for (gains) losses included in net income (loss)	(703)	280	(423)

Net unrealized gains (losses)	87,339	(36,076)	51,263

Unrealized holding gains (losses) of derivative instruments:
Unrealized holding gains (losses) arising during the period	4,607	(1,543)	3,064
Less: Reclassification adjustment for (gains) losses included in net income (loss)	4,657	(1,560)	3,097

Net unrealized gains (losses)	9,264	(3,103)	6,161

Pension liability adjustments:
Prior service benefit arising during the period	—	—	—
Less: Amortization of prior service benefit included in net periodic benefit cost	(23,947)	8,962	(14,985)

Net prior service benefit	(23,947)	8,962	(14,985)

Actuarial gain (loss) arising during the period	139,867	(49,300)	90,567
Less: Amortization of actuarial gain (loss) included in net periodic benefit cost	39,159	(14,963)	24,196

Net actuarial gain (loss)	179,026	(64,263)	114,763

Net pension liability adjustments	155,079	(55,301)	99,778

Other comprehensive income (loss)	240,625	(94,480)	146,145

	Yen (millions)
	Pre-tax amount	Tax expense	Net-of-tax amount
For the year ended March 31, 2009
Translation adjustments:
Translation adjustments arising during the period	(116,738)	—	(116,738)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	3,938	—	3,938

Net translation adjustments	(112,800)	—	(112,800)

Unrealized holding gains (losses) of available-for-sale securities:
Unrealized holding gains (losses) arising during the period	(167,397)	67,907	(99,490)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	73,075	(29,590)	43,485

Net unrealized gains (losses)	(94,322)	38,317	(56,005)

Unrealized holding gains (losses) of derivative instruments:
Unrealized holding gains (losses) arising during the period	(4,043)	1,565	(2,478)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	(10,855)	4,118	(6,737)

Net unrealized gains (losses)	(14,898)	5,683	(9,215)

Pension liability adjustments:
Prior service benefit arising during the period	345	(140)	205
Less: Amortization of prior service benefit included in net periodic benefit cost	(22,727)	7,742	(14,985)

Net prior service benefit	(22,382)	7,602	(14,780)

Actuarial gain (loss) arising during the period	(273,853)	100,104	(173,749)
Less: Amortization of actuarial gain (loss) included in net periodic benefit cost	26,422	(6,782)	19,640

Net actuarial gain (loss)	(247,431)	93,322	(154,109)

Net pension liability adjustments	(269,813)	100,924	(168,889)

Other comprehensive income (loss)	(491,833)	144,924	(346,909)

Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders	12 Months Ended
Mar. 31, 2011
Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders
Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders
(14)	Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders

A reconciliation of the numerators and denominators of the basic and diluted net income (loss) per share attributable to Panasonic Corporation common shareholders computation for the three years ended March 31, 2011 is as follows:

	Yen (millions)
	2011	2010	2009
Net income (loss) attributable to Panasonic Corporation common shareholders	74,017	(103,465)	(378,961)

	Number of shares
	2011	2010	2009
Average common shares outstanding	2,070,341,989	2,070,623,618	2,079,296,525
Dilutive effect:
Stock options			—

Diluted common shares outstanding			2,079,296,525

	Yen
	2011	2010	2009
Net income (loss) per share attributable to Panasonic Corporation common shareholders:
Basic	35.75	(49.97)	(182.25)
Diluted	—	—	(182.25)

Diluted net income (loss) per share attributable to Panasonic Corporation common shareholders for the years ended March 31, 2011 and 2010 has been omitted because the Company did not have potentially dilutive common shares that were outstanding for the period.

The effect of stock options was not included in the calculation of diluted net loss per share for the year ended March 31, 2009 as the effect would be antidilutive due to the net loss incurred for the year.

Restructuring Charges	12 Months Ended
Mar. 31, 2011
Restructuring Charges
Restructuring Charges
(15)	Restructuring Charges

In connection with the reorganization of the Company's operations, the Company has incurred certain restructuring charges. Components and related amounts of the restructuring charges, before the related tax effects, for the years ended March 31, 2011, 2010 and 2009 are as follows:

	Yen (millions)
	2011	2010	2009
Expenses associated with the implementation of early retirement programs:
Domestic	14,312	33,070	26,452
Overseas	3,359	5,884	11,899

Total	17,671	38,954	38,351
Expenses associated with the closure and integration of locations	39,282	15,918	15,049

Total restructuring charges	56,953	54,872	53,400

These restructuring charges are included in other deductions in the consolidated statements of operations.

The Company has provided early retirement programs to those employees voluntarily leaving the Company. The accrued early retirement programs are recognized when the employees accept the offer and the amount can be reasonably estimated. Expenses associated with the closure and integration of locations include amounts such as moving expenses of facilities and costs to terminate leasing contracts incurred at domestic and overseas manufacturing plants and sales offices. An analysis of the accrued restructuring charges for the years ended March 31, 2011, 2010 and 2009 is as follows:

	Yen (millions)
	2011	2010	2009
Balance at beginning of year	9,389	32,523	4,761
New charges	56,953	54,872	53,400
Cash payments	(34,850)	(78,006)	(25,638)

Balance at end of year	31,492	9,389	32,523

The following represents significant restructuring activities for the year ended March 31, 2011 by business segment:

Digital AVC Networks

Digital AVC Networks segment continued its restructuring activities, consisting mainly of integrations of manufacturing bases in Japan.

Total restructuring charges amounted to 3,845 million yen, including expenses associated with the implementation of early retirement programs of 1,224 million yen.

Home Appliances

Home Appliances segment restructured its operations to improve efficiency. Restructuring activities included integrations of manufacturing operations in Japan.

Total restructuring charges amounted to 2,361 million yen, including expenses associated with the implementation of early retirement programs of 347 million yen.

PEW and PanaHome

PEW and PanaHome segment restructured its operations mainly in Japan to improve cost effectiveness.

Total restructuring charges amounted to 1,838 million yen.

Components and Devices

Components and Devices segment restructured its operations to improve efficiency and cost effectiveness. Restructuring activities included integrations of domestic and overseas operations.

Total restructuring charges amounted to 1,392 million yen, including expenses associated with the implementation of early retirement programs of 454 million yen.

SANYO

SANYO segment restructured its operations in Japan and overseas to improve cost effectiveness. Restructuring activities primarily related to the divestiture of SANYO's semiconductor business.

Total restructuring charges amounted to 45,310 million yen.

Other

Other segment restructured its operations to improve efficiency. Restructuring activities included early retirement programs in Japan.

Total restructuring charges amounted to 2,207 million yen, including expenses associated with the implementation of early retirement programs of 2,149 million yen.

The following represents significant restructuring activities for the year ended March 31, 2010 by business segment:

Digital AVC Networks

Digital AVC Networks segment continued selection and concentration of its businesses for improving its cost competitiveness. The restructuring activities mainly consisted of the early retirement programs in Japan.

Total restructuring charges amounted to 15,409 million yen, including expenses associated with the implementation of early retirement programs of 11,757 million yen.

Home Appliances

Home Appliances segment restructured its operations to accelerate concentration of its business for strengthening its management structure. The restructuring activities were mainly integrations of overseas manufacturing bases and the early retirement programs in Japan.

Total restructuring charges amounted to 11,157 million yen, including expenses associated with the implementation of early retirement programs of 7,506 million yen.

PEW and PanaHome

PEW and PanaHome segment restructured to improve cost efficiency in Japan and overseas bases.

Total restructuring charges amounted to 6,975 million yen.

Components and Devices

Components and Devices segment restructured to mainly improve efficiency and cost effectiveness in Japan.

Total restructuring charges amounted to 5,577 million yen, including expenses associated with the implementation of early retirement programs of 4,090 million yen.

SANYO

SANYO segment restructured to mainly improve cost effectiveness in Japan.

Total restructuring charges amounted to 3,483 million yen.

Other

Other segment restructured mainly to improve efficiency in domestic companies.

Total restructuring charges amounted to 12,271 million yen, including expenses associated with the implementation of early retirement programs of 10,300 million yen.

The following represents significant restructuring activities for the year ended March 31, 2009 by business segment:

Digital AVC Networks

Digital AVC Networks segment restructured mainly to accelerate selection and concentration of its businesses for improving its cost competitiveness. The restructuring activities mainly consisted of the implementation of early retirement programs in Japan.

Total restructuring charges amounted to 34,748 million yen, including expenses associated with the implementation of early retirement programs of 29,029 million yen.

Home Appliances

Home Appliances segment restructured its operations to accelerate concentration of its business for strengthening its management structure. The restructuring activities mainly consisted of integrations in Japan.

Total restructuring charges amounted to 3,648 million yen.

PEW and PanaHome

PEW and PanaHome segment restructured mainly its housing business in Japan. Total restructuring charges amounted to 5,673 million yen.

Components and Devices

Components and Devices segment restructured mainly to improve efficiency in its components business.

Total restructuring charges amounted to 3,515 million yen, including expenses associated with the implementation of early retirement programs of 2,835 million yen.

Other

Other segment restructured mainly to improve efficiency in overseas sales companies.

The restructuring charges amounted to 5,816 million yen, including expenses associated with the implementation of early retirement programs of 4,145 million yen.

Supplementary Information to the Statements of Operations and Cash Flows	12 Months Ended
Mar. 31, 2011
Supplementary Information to the Statements of Operations and Cash Flows
Supplementary Information to the Statements of Operations and Cash Flows
(16)	Supplementary Information to the Statements of Operations and Cash Flows

Research and development costs, advertising costs, shipping and handling costs and depreciation charged to income for the three years ended March 31, 2011 are as follows:

	Yen (millions)
	2011	2010	2009
Research and development costs	527,798	476,903	517,913
Advertising costs	156,894	150,866	174,939
Shipping and handling costs	145,315	129,114	146,920
Depreciation	284,244	251,839	325,835

Foreign exchange gains included in other income for the year ended March 31, 2011 are 12,128 million yen. Foreign exchange losses included in other deductions for the years ended March 31, 2010 and 2009 are 3,486 million yen and 7,501 million yen, respectively.

Shipping and handling costs are included in selling, general and administrative expenses in the consolidated statements of operations.

In fiscal 2011, 2010 and 2009, the Company sold, without recourse, trade receivables of 554,243 million yen, 443,673 million yen and 458,321 million yen to independent third parties for proceeds of 553,130 million yen, 442,779 million yen and 456,870 million yen, and recorded losses on the sale of trade receivables of 1,113 million yen, 894 million yen and 1,451 million yen, respectively. In fiscal 2011, 2010 and 2009, the Company sold, with recourse, trade receivables of 402,359 million yen, 355,512 million yen and 411,778 million yen to independent third parties for proceeds of 401,979 million yen, 355,113 million yen and 411,022 million yen, and recorded losses on the sale of trade receivables of 380 million yen, 399 million yen and 756 million yen, respectively. Those losses are mainly included in selling, general and administrative expenses. The Company is responsible for servicing most of the receivables. The amounts of trade receivables sold to independent third parties which have not been collected at March 31, 2011 and 2010 are 153,550 million yen and 141,042 million yen, respectively. Those receivables had been derecognized at March 31, 2011 and 2010. Included in trade notes receivable and trade accounts receivable at March 31, 2011 are amounts of 39,690 million yen without recourse and 33,567 million yen with recourse scheduled to be sold to independent third parties. The sale of trade receivables was accounted for under the provision of ASC 860, "Transfers and Servicing," which provides accounting and reporting standards for transfer and servicing of financial assets and extinguishments of liabilities.

The Great East Japan Earthquake on March 11, 2011 damaged a part of the Company's facilities, such as Sendai Plant of the Company in Natori City, Fukushima Plant of the Company in Fukushima City, and Mobara Plant of Panasonic Liquid Crystal Display Co., Ltd., a subsidiary of the Company in Chiba Prefecture. However, these damages will be substantially covered by the Company's insurance policies. Losses related to the Great East Japan Earthquake included in other deductions for the year ended March 31, 2011 amounted to 9,160 million yen, which was net of insurance recovery of 6,270 million yen.

Interest expenses and income taxes paid, and noncash investing and financing activities for the three years ended March 31, 2011 are as follows:

	Yen (millions)
	2011	2010	2009
Cash paid:
Interest	28,308	26,301	19,627
Income taxes	75,872	51,441	95,198
Noncash investing and financing activities:
Capital leases	5,777	37,505	12,235

Derivatives and Hedging Activities	12 Months Ended
Mar. 31, 2011
Derivatives and Hedging Activities
Derivatives and Hedging Activities
(17)	Derivatives and Hedging Activities

The Company operates internationally, giving rise to significant exposure to market risks arising from changes in foreign exchange rates, interest rates and commodity prices. The Company assesses these risks by continually monitoring changes in these exposures and by evaluating hedging opportunities. Derivative financial instruments utilized by the Company to hedge these risks are comprised principally of foreign exchange contracts, interest rate swaps, cross currency swaps and commodity derivatives. The Company does not hold or issue derivative financial instruments for trading purpose.

Amounts included in accumulated other comprehensive income (loss) at March 31, 2011 are expected to be recognized in earnings principally over the next twelve months. The maximum term over which the Company is hedging exposures to the variability of cash flows for foreign currency exchange risk is approximately five months.

The Company is exposed to credit risk in the event of non-performance by counterparties to the derivative contracts, but such risk is considered mitigated by the high credit rating of the counterparties.

The contract amounts of foreign exchange contracts, interest rate swaps, cross currency swaps and commodity futures at March 31, 2011 and 2010 are as follows:

	Yen (millions)
	2011	2010
Forward:
To sell foreign currencies	397,580	375,430
To buy foreign currencies	225,444	196,439
Cross currency swaps	47,668	31,797
Interest rate swaps	31,170	33,702
Commodity futures:
To sell commodity	128,411	40,194
To buy commodity	160,483	113,682

The fair values of derivative instruments at March 31, 2011 are as follows:

	Yen (millions)
	Asset derivatives		Liability derivatives
	Consolidated balance sheet location	Fair value	Consolidated balance sheet location	Fair value
Derivatives designated as hedging instruments under ASC 815:
Foreign exchange contracts	Other current assets	252	Other current liabilities	(4,584)
Commodity futures	Other current assets	15,658	Other current liabilities	(601)

Total derivatives designated as hedging instruments under ASC 815		15,910		(5,185)

Derivatives not designated as hedging instruments under ASC 815:
Foreign exchange contracts	Other current assets	1,619	Other current liabilities	(3,238)
Cross currency swaps	—	—	Other current liabilities	(462)
Interest rate swaps	Other current assets	0	—	—
Commodity futures	Other current assets	4,732	Other current liabilities	(4,732)

Total derivatives not designated as hedging instruments under ASC 815		6,351		(8,432)

Total derivatives		22,261		(13,617)

The fair values of derivative instruments at March 31, 2010 are as follows:

	Yen (millions)
	Asset derivatives		Liability derivatives
	Consolidated balance sheet location	Fair value	Consolidated balance sheet location	Fair value
Derivatives designated as hedging instruments under ASC 815:
Foreign exchange contracts	Other current assets	415	Other current liabilities	(1,971)
Commodity futures	Other current assets	11,330	Other current liabilities	(3,345)

Total derivatives designated as hedging instruments under ASC 815		11,745		(5,316)

Derivatives not designated as hedging instruments under ASC 815:
Foreign exchange contracts	Other current assets	8,590	Other current liabilities	(2,307)
Cross currency swaps	—	—	Other current liabilities	(283)
Interest rate swaps	Other current assets	23	—	—
Commodity futures	Other current assets	1,231	Other current liabilities	(1,231)

Total derivatives not designated as hedging instruments under ASC 815		9,844		(3,821)

Total derivatives		21,589		(9,137)

The effect of derivative instruments on the consolidated statement of operations for the year ended March 31, 2011 is as follows:

Yen (millions)
Hedging instruments in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Commodity futures	Other income (deductions)	(1,724)

Total		(1,724)

Yen (millions)
Related hedged items in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Trade accounts receivable (payable)	Other income (deductions)	3,181

Total		3,181

Fair value hedges resulted in gains of 1,457 million yen of ineffectiveness.

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Amount of gain or (loss) recognized in OCI on derivative (effective portion)	Location of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)
Foreign exchange contracts	7,662	Other income (deductions)	11,501
Commodity futures	8,463	Cost of sales	1,446

Total	16,125		12,947

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Location of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)
Foreign exchange contracts	Other income (deductions)	539
Commodity futures	—	—

Total		539

Yen (millions)
Derivatives not designated as hedging instruments under ASC 815	Location of gain or (loss) recognized in operations on derivative	Amount of gain or (loss) recognized in operations on derivative
Foreign exchange contracts	Other income (deductions)	7,707
Cross currency swaps	Other income (deductions)	(179)
Interest rate swaps	Other income (deductions)	(23)
Commodity futures	Other income (deductions)	0

Total		7,505

The effect of derivative instruments on the consolidated statement of operations for the year ended March 31, 2010 is as follows:

Yen (millions)
Hedging instruments in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Commodity futures	Other income (deductions)	41,003

Total		41,003

Yen (millions)
Related hedged items in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Trade accounts receivable (payable)	Other income (deductions)	(39,024)

Total		(39,024)

Fair value hedges resulted in gains of 1,979 million yen of ineffectiveness.

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Amount of gain or (loss) recognized in OCI on derivative (effective portion)	Location of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)
Foreign exchange contracts	(613)	Other income (deductions)	(4,599)
Cross currency swaps	(291)	Other income (deductions)	(16)
Commodity futures	3,611	Cost of sales	(42)

Total	2,707		(4,657)

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Location of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)
Foreign exchange contracts	Other income (deductions)	1,228
Cross currency swaps	—	—
Commodity futures	—	—

Total		1,228

Yen (millions)
Derivatives not designated as hedging instruments under ASC 815	Location of gain or (loss) recognized in operations on derivative	Amount of gain or (loss) recognized in operations on derivative
Foreign exchange contracts	Other income (deductions)	2,950
Cross currency swaps	Other income (deductions)	(1,543)
Interest rate swaps	Other income (deductions)	(3)
Commodity futures	Other income (deductions)	0

Total		1,404

The effect of derivative instruments on the consolidated statement of operations for the three months ended March 31, 2009 is as follows:

Yen (millions)
Hedging instruments in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Commodity futures	Other income (deductions)	5,700

Total		5,700

Yen (millions)
Related hedged items in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Trade accounts receivable (payable)	Other income (deductions)	(5,352)

Total		(5,352)

Fair value hedges resulted in gains of 348 million yen of ineffectiveness.

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Amount of gain or (loss) recognized in OCI on derivative (effective portion)	Location of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)
Foreign exchange contracts	(9,251)	Other income (deductions)	2,355
Cross currency swaps	(90)	Other income (deductions)	(16)
Commodity futures	2,484	Cost of sales	(1,879)

Total	(6,857)		460

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Location of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)
Foreign exchange contracts	Other income (deductions)	(1,226)
Cross currency swaps	—	—
Commodity futures	—	—

Total		(1,226)

Yen (millions)
Derivatives not designated as hedging instruments under ASC 815	Location of gain or (loss) recognized in operations on derivative	Amount of gain or (loss) recognized in operations on derivative
Foreign exchange contracts	Other income (deductions)	814
Cross currency swaps	Other income (deductions)	1,624
Commodity futures	Other income (deductions)	0

Total		2,438

Fair Value	12 Months Ended
Mar. 31, 2011
Fair Value
Fair Value
(18)	Fair Value

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

Cash and cash equivalents, Time deposits, Trade receivables, Short-term debt, Trade payables and Accrued expenses

The carrying amount approximates fair value because of the short maturity of these instruments.

Investments and advances

The fair value of investments and advances is estimated based on quoted market prices or the present value of future cash flows using appropriate current discount rates.

Long-term debt, including current portion

The fair value of long-term debt is estimated based on quoted market prices or the present value of future cash flows using appropriate current discount rates.

Derivative financial instruments

The fair value of derivative financial instruments, all of which are used for hedging purposes, is estimated based on unadjusted market prices or quotes obtained from brokers, which are periodically validated by pricing models using observable inactive market inputs.

The estimated fair values of financial instruments, all of which are held or issued for purposes other than trading, at March 31, 2011 and 2010 are as follows:

	Yen (millions)
	2011		2010
	Carrying amount	Fair value	Carrying amount	Fair value
Non-derivatives:
Assets:
Other investments and advances	409,938	410,023	454,313	454,516
Liabilities:
Long-term debt, including current portion	(1,535,858)	(1,548,251)	(1,236,052)	(1,250,048)
Derivatives:
Other current assets:
Forward:
To sell foreign currencies	1,420	1,420	3,511	3,511
To buy foreign currencies	451	451	5,494	5,494
Cross currency swaps	—	—	—	—
Interest rate swaps	0	0	23	23
Commodity futures:
To sell commodity	—	—	—	—
To buy commodity	20,390	20,390	12,561	12,561
Other current liabilities:
Forward:
To sell foreign currencies	(4,536)	(4,536)	(2,390)	(2,390)
To buy foreign currencies	(3,286)	(3,286)	(1,888)	(1,888)
Cross currency swaps	(462)	(462)	(283)	(283)
Commodity futures:
To sell commodity	(5,333)	(5,333)	(4,576)	(4,576)
To buy commodity	—	—	—	—

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instruments. These estimates are subjective in nature and involve uncertainties and matters of significant judgments and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

The provisions of ASC 820 defines fair value and establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

Level 1 —	Quoted prices (unadjusted) in active markets for identical assets.
Level 2 —	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level 3 —	Unobservable inputs for the asset or liability.

The following table represents assets and liabilities that are measured at fair value on a recurring basis at March 31, 2011 and 2010:

	Yen (millions)
	2011
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Equity securities	313,813	—	—	313,813
Corporate and government bonds	—	2,201	—	2,201
Other debt securities	—	546	—	546

Total available-for-sale securities	313,813	2,747	—	316,560

Derivatives:
Foreign exchange contracts	—	1,871	—	1,871
Interest rate swaps	—	0	—	0
Commodity futures	18,564	1,826	—	20,390

Total derivatives	18,564	3,697	—	22,261

Total	332,377	6,444	—	338,821

Liabilities:
Derivatives:
Foreign exchange contracts	—	(7,822)	—	(7,822)
Cross currency swaps	—	(462)	—	(462)
Commodity futures	(2,427)	(2,906)	—	(5,333)

Total derivatives	(2,427)	(11,190)	—	(13,617)

Total	(2,427)	(11,190)	—	(13,617)

	Yen (millions)
	2010
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Equity securities	379,358	—	—	379,358
Corporate and government bonds	—	3,961	—	3,961
Other debt securities	—	585	—	585

Total available-for-sale securities	379,358	4,546	—	383,904

Derivatives:
Foreign exchange contracts	—	9,005	—	9,005
Interest rate swaps	—	23	—	23
Commodity futures	12,561	—	—	12,561

Total derivatives	12,561	9,028	—	21,589

Total	391,919	13,574	—	405,493

Liabilities:
Derivatives:
Foreign exchange contracts	—	(4,278)	—	(4,278)
Cross currency swaps	—	(283)	—	(283)
Commodity futures	(3,345)	(1,231)	—	(4,576)

Total derivatives	(3,345)	(5,792)	—	(9,137)

Total	(3,345)	(5,792)	—	(9,137)

The Company's existing marketable equity securities and commodity futures are included in Level 1, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.

Level 2 available-for-sale securities include all debt securities, which are valued using inputs other than quoted prices that are observable. Level 2 derivatives including foreign exchange contracts and commodity futures are valued using quotes obtained from brokers, which are periodically validated by pricing models using observable market inputs, such as foreign currency exchange rates and market prices for commodity futures.

The following table presents assets and liabilities that are measured at fair value on a nonrecurring basis for the years ended March 31, 2011 and 2010:

	Yen (millions)
	2011
	Total gains (losses)	Fair value
		Level 1	Level 2	Level 3	Total
Assets:
Investments in associated companies	(8,318)	23,196	—	2,933	26,129
Long-lived assets	(34,692)	—	—	31,114	31,114

	Yen (millions)
	2010
	Total gains (losses)	Fair value
		Level 1	Level 2	Level 3	Total
Assets:
Investments in associated companies	(3,605)	1,058	—	1,980	3,038
Long-lived assets	(79,259)	—	—	27,800	27,800
Goodwill	(3,745)	—	—	0	0

During the year ended March 31, 2011, the Company classified most of assets described above in Level 3 as the Company used unobservable inputs to value these assets when recognizing impairment losses related to the assets. The fair value for the major assets was measured through estimated future cash flows. The Company classified certain investments in Level 1 as the Company used an unadjusted quoted market price in active markets as input to value the investment.

During the year ended March 31, 2010, the Company classified most of assets described above in Level 3 as the Company used unobservable inputs to value these assets when recognizing impairment losses related to the assets. The fair value for the major assets was measured through estimated future cash flows. The Company classified certain investments in Level 1 as the Company used an unadjusted quoted market price in active markets as input to value the investment.

Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2011
Commitments and Contingent Liabilities
Commitments and Contingent Liabilities
(19)	Commitments and Contingent Liabilities

The Company provides guarantees to third parties mainly on bank loans provided to associated companies and customers. The guarantees are made to enhance their credit. For each guarantee provided, the Company is required to perform under the guarantee if the guaranteed party defaults on a payment. Also, as discussed in Note 16, the Company sold certain trade receivables to independent third parties, some of which are with recourse. If the collectibility of those receivables with recourse becomes doubtful, the Company is obligated to assume the liabilities. At March 31, 2011, the maximum amount of undiscounted payments the Company would have to make in the event of default was 24,610 million yen. The carrying amount of the liabilities recognized for the Company's obligations as a guarantor under those guarantees at March 31, 2011 and 2010 were immaterial.

As discussed in Note 6, in connection with the sale and leaseback of certain machinery and equipment, the Company guarantees a specific value of the leased assets. For each guarantee provided, the Company is required to perform under the guarantee if certain conditions are met during or at the end of the lease term. At March 31, 2011, the maximum amount of undiscounted payments the Company would have to make in the event that these conditions were met was 48,261 million yen. The carrying amount of the liabilities recognized for the Company's obligations as a guarantor under those guarantees at March 31, 2011 and 2010 were immaterial.

The Company issues contractual product warranties under which it generally guarantees the performance of products delivered and services rendered for a certain period or term. The change in accrued warranty costs for the years ended March 31, 2011 and 2010 are summarized as follows:

	Yen (millions)
	2011	2010
Balance at beginning of year	51,306	41,478
Change in consolidated subsidiaries	—	4,253
Liabilities accrued for warranties issued during the period	47,644	51,704
Warranty claims paid during the period	(35,885)	(45,489)
Changes in liabilities for pre-existing warranties during the period, including expirations	(7,761)	(640)

Balance at end of year	55,304	51,306

At March 31, 2011, commitments outstanding for the purchase of property, plant and equipment approximated 34,760 million yen. Contingent liabilities at March 31, 2011 for discounted export bills of exchange amounted to 2 million yen. Certain subsidiaries are under contracts to purchase specific raw materials until 2020. At March 31, 2011, commitments outstanding for this contract approximated 84,359 million yen.

Liabilities for environmental remediation costs are recorded when it is probable that obligations have been incurred and the amounts can be reasonably estimated. In January 2003, the Company announced that disposed electric equipment that contained polychlorinated biphenyls (PCB equipment) might be buried in the ground of its four manufacturing facilities and one former manufacturing facility. The applicable laws require that PCB equipment be appropriately maintained and disposed of by July 2016. The Company has accrued estimated total cost of 7,071 million yen for necessary actions such as investigating whether the PCB equipment is buried at the facilities, including excavations, maintaining and disposing the PCB equipment that is already discovered, and soil remediation, since it represents management's best estimate or minimum of the cost, but the payments are not considered to be fixed and reliably determinable.

The Company and certain subsidiaries are under the term of leasehold interest contracts for lands of domestic factories and have obligations for restitution on their leaving. The asset retirement obligations cannot be reasonably estimated because the durations of use of the leased assets are not specified and there are no plans to undertake relocation in the future. Therefore the Company did not recognize asset retirement obligations.

The Company and certain of its subsidiaries are subject to a number of legal proceedings including civil litigations related to tax, products or intellectual properties, or governmental investigations. Since November 2007, the Company and MT Picture Display Co., Ltd. (MTPD), a subsidiary of the Company, are subject to investigations by government authorities, including the Japan Fair Trade Commission, the U.S. Department of Justice and the European Commission, in respect of alleged antitrust violations relating to cathode ray tubes (CRTs). Subsequent to these actions by the authorities, a number of class action lawsuits have been filed in the U.S. and Canada against the Company and certain of its subsidiaries. In October 2009, the Japan Fair Trade Commission issued a cease and desist order against MTPD and assessed a fine against its three subsidiaries in South East Asia, but each named company filed for a hearing to challenge the orders which is currently subject to proceedings. Since February 2009, the Company is subject to investigations by government authorities, including the U.S. Department of Justice and the European Commission, in respect of alleged antitrust violations relating to compressors for refrigerator use. Subsequent to these actions by the authorities, a number of class action lawsuits have been filed in the U.S. and Canada against the Company and certain of its subsidiaries. The Company has been cooperating with the various governmental investigations. Depending upon the outcome of these different proceedings, the Company and certain of its subsidiaries may be subject to an uncertain amount of fines, and accordingly the Company has accrued for certain probable and reasonable estimated amounts for the fines. The Company has entered into a plea agreement with the U.S. Department of Justice in September 2010, and with the Competition Bureau Canada in October 2010 to resolve alleged antitrust violations relating to compressors for refrigerator use. This agreement did not have a material effect on the Company's consolidated financial statements. Other than those above, there are a number of legal actions against the Company and certain subsidiaries. Management is of the opinion that damages, if any, resulting from these actions will not have a material effect on the Company's consolidated financial statements.

Segment Information	12 Months Ended
Mar. 31, 2011
Segment Information
Segment Information
(20)	Segment Information

In accordance with the provisions of ASC 280, the segments reported below are the components of the Company for which separate financial information is available that is evaluated regularly by the chief operating decision maker of the Company in deciding how to allocate resources and in assessing performance.

Business segments correspond to categories of activity classified primarily by markets, products and brand names. "Digital AVC Networks" includes video and audio equipment, and information and communications equipment. "Home Appliances" includes household equipment. "PEW and PanaHome" includes electrical supplies, electric products, building materials and equipment, and housing business. "Components and Devices" includes semiconductors, electronic components and batteries. "SANYO" includes solar photovoltaic systems, lithium-ion batteries, optical pickups, and others. "Other" includes electronic-parts-mounting machines, industrial robots and industrial equipment. The Company restructured its motor business on April 1, 2010. As a result of restructuring, segment information for "Home Appliances" and "Components and Devices" in fiscal 2010 and 2009 are reclassified to conform to the presentation for fiscal 2011.

Information by segment for the three years ended March 31, 2011 is shown in the tables below:

By Business Segment:

	Yen (millions)
	2011	2010	2009
Sales:
Digital AVC Networks:
Customers	3,243,773	3,360,278	3,701,996
Intersegment	60,201	49,223	46,961

Total	3,303,974	3,409,501	3,748,957
Home Appliances:
Customers	1,071,844	1,005,756	1,066,028
Intersegment	204,074	198,443	224,281

Total	1,275,918	1,204,199	1,290,309
PEW and PanaHome:
Customers	1,676,304	1,573,393	1,717,168
Intersegment	58,710	58,720	49,094

Total	1,735,014	1,632,113	1,766,262
Components and Devices:
Customers	613,028	643,093	723,691
Intersegment	313,285	288,395	321,226

Total	926,313	931,488	1,044,917
SANYO:
Customers	1,528,881	399,888	—
Intersegment	33,037	4,953	—

Total	1,561,918	404,841	—
Other:
Customers	558,842	435,572	556,624
Intersegment	638,862	576,582	515,114

Total	1,197,704	1,012,154	1,071,738
Eliminations	(1,308,169)	(1,176,316)	(1,156,676)

Consolidated total	8,692,672	7,417,980	7,765,507

Segment profit (loss):
Digital AVC Networks	114,956	87,289	3,176
Home Appliances	92,318	66,074	46,808
PEW and PanaHome	72,975	34,742	40,081
Components and Devices	32,974	36,535	9,318
SANYO	(8,033)	(730)	—
Other	52,958	19,727	23,927
Corporate and eliminations	(52,894)	(53,184)	(50,437)

Total segment profit	305,254	190,453	72,873

Interest income	11,593	12,348	23,477
Dividends received	6,323	6,746	11,486
Other income	59,050	47,896	52,709
Interest expense	(27,524)	(25,718)	(19,386)
Other deductions	(175,889)	(261,040)	(523,793)

Consolidated income (loss) before income taxes	178,807	(29,315)	(382,634)

	Yen (millions)
	2011	2010	2009
Identifiable assets:
Digital AVC Networks	2,034,376	2,127,042	2,016,112
Home Appliances	667,677	724,955	758,426
PEW and PanaHome	1,272,345	1,252,243	1,258,465
Components and Devices	745,281	772,457	857,582
SANYO	2,059,701	2,435,829	—
Other	276,506	239,736	216,411
Corporate and eliminations	766,984	805,795	1,296,320

Consolidated total	7,822,870	8,358,057	6,403,316

Depreciation (including intangibles other than goodwill):
Digital AVC Networks	88,469	85,364	142,026
Home Appliances	27,867	31,368	38,730
PEW and PanaHome	42,197	49,180	51,906
Components and Devices	62,797	71,551	93,338
SANYO	117,398	28,877	—
Other	10,315	11,004	14,176
Corporate and eliminations	17,963	20,670	24,562

Consolidated total	367,006	298,014	364,738

Capital investment (including intangibles other than goodwill):
Digital AVC Networks	174,722	258,999	250,891
Home Appliances	35,874	37,456	59,234
PEW and PanaHome	50,031	33,918	45,059
Components and Devices	77,201	86,268	138,946
SANYO	90,094	33,487	—
Other	8,066	7,988	12,262
Corporate and eliminations	16,197	6,203	27,652

Consolidated total	452,185	464,319	534,044

Corporate expenses include certain corporate R&D expenditures and general corporate expenses.

Corporate assets consist of cash and cash equivalents, time deposits, marketable securities in short-term investments, investments and advances and other assets related to unallocated expenses.

Intangibles mainly represent patents and know-how, and software.

By Geographical Area:

Sales attributed to countries based upon the customer's location and property, plant and equipment are as follows:

	Yen (millions)
	2011	2010	2009
Sales:
Japan	4,514,246	3,994,379	4,082,233
North and South America	1,070,833	917,898	996,647
Europe	857,192	771,251	962,981
Asia and Others	2,250,401	1,734,452	1,723,646

Consolidated total	8,692,672	7,417,980	7,765,507

United States included in North and South America	904,968	781,264	857,896
China included in Asia and Others	1,178,010	903,531	855,352

Property, plant and equipment:
Japan	1,509,705	1,571,914	1,230,868
North and South America	36,738	42,215	31,694
Europe	45,714	48,444	48,398
Asia and Others	291,152	293,448	263,870

Consolidated total	1,883,309	1,956,021	1,574,830

There are no individually material countries which should be separately disclosed in North and South America, Europe, and Asia and Others, except for the United States and China on sales.

Transfers between business segments or geographic segments are made at arms-length prices. There are no material concentration of sales to a single external major customer for the three years ended March 31, 2011.

Equity Transactions with Noncontrolling Interests	12 Months Ended
Mar. 31, 2011
Equity Transactions with Noncontrolling Interests
Equity Transactions with Noncontrolling Interests
(21)	Equity Transactions with Noncontrolling Interests

Net income (loss) attributable to Panasonic Corporation and transfers (to) from the noncontrolling interests for the three years ended March 31, 2011 are as follows:

	Yen (millions)
	2011	2010	2009
Net income (loss) attributable to Panasonic Corporation	74,017	(103,465)	(378,961)
Transfers (to) from the noncontrolling interests:
Decrease in capital surplus for purchase of additional shares in consolidated subsidiaries primarily for the purpose of conversion into wholly-owned subsidiaries	(109,326)	(8,240)	—

Total	(109,326)	(8,240)	—

Change from net income (loss) attributable to Panasonic Corporation and Transfers (to) from the noncontrolling interests	(35,309)	(111,705)	(378,961)

The Company conducted tender offers in October 2010 to purchase additional common shares of Panasonic Electric Works Co. Ltd. (PEW) and SANYO Electric Co. Ltd. (SANYO) for the purpose of conversion into wholly-owned subsidiaries. As a result, the equity ownership of the Company in PEW and SANYO became approximately 84% and 81%, respectively. In June 2010, the Company purchased the noncontrolling interests of IPS Alpha Technology, Ltd., which name was subsequently changed to Panasonic Liquid Display Co. Ltd.

Subsequent Events	12 Months Ended
Mar. 31, 2011
Subsequent Events
Subsequent Events
(22)	Subsequent Events

On April 1, 2011, PEW and SANYO became wholly-owned subsidiaries through share exchange in order to accelerate synergy generation and maximize synergy. In this share exchange, 0.925 shares of the Company were allotted and delivered in exchange for each share of PEW, and 0.115 shares of the Company were allotted and delivered in exchange for each share of SANYO. All the shares delivered by Panasonic were sourced from the treasury stocks (241,961,655 shares) held by the Company. The difference between the fair value of the shares of the Company delivered to the noncontrolling interest and the decrease in the carrying amount of the noncontrolling interests was recognized as an adjustment to capital surplus. As a result of this share exchange, noncontrolling interests decreased and Panasonic Corporation shareholders' equity increased by 271,205 million yen. Subsequent to the date of the share exchange, all of the net income of PEW and SANYO will be attributable to the Company.

Valuation and Qualifying Accounts and Reserves	12 Months Ended
Mar. 31, 2011
Valuation and Qualifying Accounts and Reserves
Valuation and Qualifying Accounts and Reserves

PANASONIC CORPORATION

AND SUBSIDIARIES

Valuation and Qualifying Accounts and Reserves

(In millions of yen)

Years ended March 31, 2011, 2010 and 2009

		Add	Deduct		Add (deduct)
	Balance at beginning of period	Charged to income	Bad debts written off	Reversal	Cumulative translation adjustments	Balance at end of period
Allowance for doubtful receivables:
2011	24,158	4,392	1,835	3,919	(936)	21,860
2010	21,131	10,862	4,234	3,623	22	24,158
2009	20,868	10,538	3,246	5,436	(1,593)	21,131

Summary of Significant Accounting Policies (Policy)	12 Months Ended
Mar. 31, 2011
Summary of Significant Accounting Policies
Description of Business
Description of Business

Panasonic Corporation (hereinafter, the "Company," including consolidated subsidiaries, unless the context otherwise requires) is one of the world's leading producers of electronic and electric products. The Company currently offers a comprehensive range of products, systems and components for consumer, business and industrial use based on sophisticated electronics and precision technology, expanding to building materials and equipment, and housing business.

Sales by product category in fiscal 2011 were as follows: Digital AVC Networks—35%, Home Appliances—14%, PEW and PanaHome*—18%, Components and Devices—9%, SANYO*—17%, and Other—7%. A sales breakdown in fiscal 2011 by geographical market was as follows: Japan—52%, North and South America—12%, Europe—10%, and Asia and Others—26%.

The Company is not dependent on a single supplier, and has no significant difficulty in obtaining raw materials from suppliers.

* PEW stands for Panasonic Electric Works Co., Ltd. and PanaHome stands for PanaHome Corporation. SANYO stands for SANYO Electric Co., Ltd.

Basis of Presentation of Consolidated Financial Statements
Basis of Presentation of Consolidated Financial Statements

The Company and its domestic subsidiaries maintain their books of account in conformity with financial accounting standards of Japan, and its foreign subsidiaries in conformity with those of the countries of their domicile.

The consolidated financial statements presented herein have been prepared in a manner and reflect adjustments which are necessary to conform with U.S. generally accepted accounting principles.

Principles of Consolidation
Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its majority-owned, controlled subsidiaries. The Company also consolidates entities in which controlling interest exists through variable interests in accordance with the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 810, "Consolidation." Investments in companies and joint ventures over which the Company has the ability to exercise significant influence (generally through a voting interest of between 20% to 50% ) are included in "Investments and advances—Associated companies" in the consolidated balance sheets. All significant intercompany balances and transactions have been eliminated in consolidation.

Revenue Recognition
Revenue Recognition

The Company generates revenue principally through the sale of consumer and industrial products, equipment, and supplies. The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, and title and risk of loss have been transferred to the customer or services have been rendered, the sales price is fixed or determinable, and collectibility is reasonably assured.

Revenue from sales of products is generally recognized when the products are received by customers. Revenue from sales of certain products with customer acceptance provisions related to their functionality is recognized when the product is received by the customer and the specific criteria of the product functionality are successfully tested and demonstrated.

The Company enters into arrangements with multiple elements, which may include any combination of products, equipment, installation and maintenance. The Company allocates revenue to each element based on its relative fair value if such element meets the criteria for treatment as a separate unit of accounting as prescribed in the provisions of ASC 605, "Revenue Recognition." Product revenue is generally recognized upon completion of installation or upon shipment if installation is not required. Maintenance revenue is recognized on a straight-line basis over the term of the maintenance agreement.

The Company's policy is to accept product returns only in the case that the products are defective. The Company issues contractual product warranties under which it guarantees the performance of products delivered and services rendered for a certain period of time. A liability for the estimated product warranty related cost is established at the time revenue is recognized, and is included in "Other accrued expenses." Estimates for accrued warranty cost are primarily based on historical experience and current information on repair cost.

Historically, the Company has made certain allowances related to sales to its consumer business distributors. Such allowances are generally provided to compensate the distributors for a decline in the product's value, and are classified as a reduction of revenue on the consolidated statements of operations. Estimated price adjustments are accrued when the related sales are recognized. The estimate is made based primarily on the historical experience or specific arrangements made with the distributors.

The Company also occasionally offers incentive programs to its distributors in the form of rebates. These rebates are accrued at the latter of the date at which the related revenue is recognized or the date at which the incentive is offered, and are recorded as reductions of sales in accordance with the provisions of ASC 605.

Taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of operations.

Leases (See Note 6)
Leases (See Note 6)

The Company accounts for leases in accordance with the provisions of ASC 840, "Leases." Leases of the assets under certain conditions are recorded as capital leases in property, plant and equipment in the consolidated balance sheets.

Inventories (See Note 3)
Inventories (See Note 3)

Finished goods and work in process are stated at the lower of cost (average) or market. Raw materials are stated at cost, principally on a first-in, first-out basis or average basis, not in excess of current replacement cost.

Foreign Currency Translation (See note 13)
Foreign Currency Translation (See Note 13)

Foreign currency financial statements are translated in accordance with the provisions of ASC 830, "Foreign Currency Matters," under which all assets and liabilities are translated into yen at year-end rates and income and expense accounts are translated at weighted-average rates. Adjustments resulting from the translation of financial statements are reflected under the caption, "Accumulated other comprehensive income (loss)," a separate component of equity.

Property, Plant and Equipment
Property, Plant and Equipment

Property, plant and equipment is stated at cost. Depreciation is computed primarily using the straight-line method based on the following estimated useful lives:

Buildings	5 to 50 years
Machinery and equipment	2 to 10 years

Effective April 1, 2009, the Company and certain of its domestic subsidiaries changed their depreciation method from the declining-balance method to the straight-line method. The Company believes that the straight-line method better reflects the pattern of consumption of the future benefits to be derived from those assets being depreciated and provides a better matching of costs and revenues over the assets' estimated useful lives. Under the provisions of ASC 250, "Accounting Changes and Error Corrections," a change in depreciation method is treated on a prospective basis as a change in estimate and prior period results have not been restated. The change in depreciation method caused a decrease in depreciation expense by 11,031 million yen for the year ended March 31, 2010. Net loss attributable to Panasonic Corporation and basic net loss per share attributable to Panasonic Corporation common shareholders decreased by 6,861 million yen and 3.31 yen, respectively, for the year ended March 31, 2010. Impact on diluted net income (loss) per share attributable to Panasonic Corporation common shareholders for the year ended March 31, 2010 has been omitted because the Company did not have potentially dilutive common shares that were outstanding for the period.

Goodwill and Other Intangible Assets (See Notes 7 and 8)
Goodwill and Other Intangible Assets (See Notes 7 and 8)

Goodwill represents the excess of costs over the fair value of net assets of businesses acquired. The Company adopted the provisions of ASC 350, "Intangibles—Goodwill and Other." Goodwill and intangible assets determined to have an indefinite useful life are not amortized, and are instead reviewed for impairment at least annually based on assessment of current estimated fair value of the intangible asset. The goodwill impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform the second step of the impairment test (measurement). If the fair value of the reporting unit exceeds its carrying amount, the second step does not need to be performed. Under the second step, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation in business combinations. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a guideline merged and acquired company method, guideline public company method, and a discounted cash flow analysis. The provisions of ASC 350 also requires that intangible assets with estimable useful lives be amortized over their respective estimated useful lives to their estimated residual values, and reviewed for impairment based on an assessment of the undiscounted cash flows expected by the asset, whenever impairment indications are presented. An impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Investments and Advances (See Notes 4, 5, 13, and 18)
Investments and Advances (See Notes 4, 5, 13 and 18)

Investments and advances primarily consist of investments in and advances to associated companies, cost method investments, available-for-sale securities, and long-term deposits. Cost method investments and long-term deposits are recorded at historical cost.

The equity method is used to account for investments in associated companies in which the Company exerts significant influence, generally having a 20% to 50% voting interest, and corporate joint ventures. The Company also uses the equity method for certain investees if the minority shareholders have substantive participating rights. Under the equity method of accounting, investments are stated at their underlying net equity value after elimination of intercompany profits. The cost method is used when the Company does not have significant influence.

The excess of cost of the stock of the associated companies over the Company's share of their net assets at the acquisition date, included in the equity investment balance, is recognized as equity method goodwill. Such equity method goodwill is not being amortized and is instead tested for impairment as part of the equity method investment.

The Company accounts for debt and marketable equity securities in accordance with the provisions of ASC 320, "Investments—Debt and Equity Securities."

The provisions of ASC 320 require that certain investments in debt and marketable equity securities be classified as held-to-maturity, trading, or available-for-sale securities. The Company classifies its existing marketable equity securities other than investments in associated companies and all debt securities as available-for-sale. Available-for-sale securities are carried at fair value with unrealized holding gains or losses included as a component of accumulated other comprehensive income (loss), net of applicable taxes.

Realized gains and losses are determined on the average cost method and reflected in earnings.

On a continuous basis, but no less frequently than at the end of each quarter, the Company evaluates the carrying amount of each of the investments in associated companies, cost method investments and available-for-sale securities for possible other-than-temporary impairment. Factors considered in assessing whether an indication of other-than-temporary impairment exists include the period of time the fair value has been below the carrying amount or cost basis of investment, financial condition and prospects of each investee, and other relevant factors.

Investments in associated companies, cost method investments and available-for-sale securities are reduced to fair value by a charge to earnings when impairment is considered to be other than temporary. Impairment is measured based on the amount by which the carrying amount or cost basis of the investment exceeds its fair value. Fair value is determined based on quoted market prices, discounted cash flows or other valuation techniques as appropriate.

Allowance for Doubtful Receivables
Allowance for Doubtful Receivables

An allowance for doubtful trade receivables and advances is provided at an amount calculated based on historical experience, while specific allowances for doubtful trade receivables and advances are provided for the estimated amounts considered to be uncollectible after reviewing individual collectibility.

Income Taxes (See Note 11)
Income Taxes (See Note 11)

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company accounts for uncertainty in tax positions in accordance with the provisions of ASC 740, "Income Taxes." The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interests and penalties related to unrecognized tax benefits in "Provision for income taxes—Current" in the consolidated statements of operations.

Advertising (See Note 16)
Advertising (See Note 16)
Advertising costs are expensed as incurred.
Net Income (loss) per Share (See Note 14)
Net Income (loss) per Share (See Note 14)

The Company accounts for net income (loss) per share in accordance with the provisions of ASC 260, "Earnings Per Share." This statement establishes standards for computing net income (loss) per share and requires dual presentation of basic and diluted net income (loss) per share on the face of the statements of operation for all entities with complex capital structures.

Under the provisions of ASC 260, basic net income (loss) per share is computed based on the weighted-average number of common shares outstanding during each period, and diluted net income (loss) per share assumes the dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock.

Cash Equivalents
Cash Equivalents
Cash equivalents include all highly liquid debt instruments purchased with a maturity of three months or less.
Derivative Financial Instruments (See Notes 13, 17 and 18)
Derivative Financial Instruments (See Notes 13, 17 and 18)

Derivative financial instruments utilized by the Company are comprised principally of foreign exchange contracts, interest rate swaps, cross currency swaps and commodity futures used to hedge currency risk and commodity price risk.

The Company accounts for derivative instruments in accordance with the provisions of ASC 815, "Derivatives and Hedging." On the date the derivative contract is entered into, the Company ordinarily designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair-value" hedge), a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), or a foreign-currency fair-value or cash-flow hedge ("foreign-currency" hedge). The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. The Company does not offset fair value of contracts in gain and loss positions.

Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a fair-value hedge, along with the loss or gain on the hedged asset or liability or unrecognized firm commitment of the hedged item that is attributable to the hedged risk, are recorded in earnings. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash-flow hedge are recorded in other comprehensive income (loss), until earnings are affected by the variability in cash flows of the designated hedged item. Changes in the fair value of derivatives that are highly effective as hedges and that are designated and qualify as foreign-currency hedges are recorded in either earnings or other comprehensive income (loss), depending on whether the hedge transaction is a fair-value hedge or a cash-flow hedge. The ineffective portion of the change in fair value of a derivative instrument that qualifies as either a fair-value hedge or a cash-flow hedge is reported in earnings.

Impairment of Long-Lived Assets (See Note 7)
Impairment of Long-Lived Assets (See Note 7)

The Company accounts for impairment or disposition of long-lived assets in accordance with the provisions of ASC 360, "Property, Plant, and Equipment." In accordance with the provisions of ASC 360, long-lived assets, such as property, plant and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Restructuring Charges (See Note 15)
Restructuring Charges (See Note 15)

The Company accounts for costs associated with exit or disposal activities in accordance with the provisions of ASC 420, "Exit or Disposal Cost Obligations." Pursuant to the provisions of ASC 420, liabilities for restructuring costs are recognized when the liability is incurred, which may be subsequent to the date when the Company has committed to a restructuring plan.

Stock-Based Compensation (See Note 12)
Stock-Based Compensation (See Note 12)

The provisions of ASC 718, "Compensation—Stock Compensation" address accounting and disclosure requirements with measurement of the cost of employee service using a fair-value-based method of accounting for stock-based employee compensation plans.

Segment Information (See Note 20)
Segment Information (See Note 20)

The Company accounts for segment information in accordance with the provisions of ASC 280, "Segment Reporting." Pursuant to the provisions of ASC 280, the reporting segments are the components of the Company for which separate financial information is available that is evaluated regularly by the chief operating decision maker of the Company in deciding how to allocate resources and in assessing performance.

Fair Value Measurements (See Note 18)
Fair Value Measurements (See Note 18)

The provisions of ASC 820, "Fair Value Measurements and Disclosures" defines fair value and establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

Level 1 —	Quoted prices (unadjusted) in active markets for identical assets.
Level 2 —	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level 3 —	Unobservable inputs for the asset or liability.

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible.

Use of Estimates
Use of Estimates

The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates and assumptions are reflected in valuation and disclosure of revenue recognition, allowance for doubtful receivables, valuation of inventories, impairment of long-lived assets, environmental liabilities, valuation of deferred tax assets, uncertain tax positions, employee retirement and severance benefit plans, and assets acquired and liabilities assumed by business combinations.

Adoption of New Accounting Standards
Adoption of New Accounting Standards

On April 1, 2009, the Company adopted the provisions of ASC 805, "Business Combinations." The provisions of ASC 805 requires most identifiable assets, liabilities, noncontrolling interests (previously referred to as minority interests), and goodwill acquired in a business combination to be recorded at full fair value. On April 1, 2009, the Company adopted the provisions of ASC 810, "Consolidation." ASC 810 requires noncontrolling interests to be reported as a component of equity, which changes the accounting for transactions with noncontrolling interest holders. The provisions of ASC 805 is applied to business combinations occurring after the effective date. The provisions of ASC 810 is applied prospectively to all noncontrolling interests, including any that arose before the effective date and the disclosure requirement is applied retrospectively. As a result, the prior years' consolidated financial statements have been reclassified in order to conform with the presentation used for the year ended March 31, 2010.

Acquisition (Tables)	12 Months Ended
Mar. 31, 2011
Acquisition
Fair Value of Consideration Paid

Yen (millions)
Fair value of consideration:
Cash	403,780
Fair value of noncontrolling interests	532,360

Total	936,140

Assets Acquired and Liabilities Assumed Reflected in the Consolidated Balance Sheet

Yen (millions)
Cash and cash equivalents	228,972
Other current assets	653,709
Investments and advances	105,643
Property, plant and equipment	404,468
Goodwill	514,419
Intangible assets	494,103
Other assets	48,596

Total assets acquired	2,449,910

Current liabilities	606,639
Noncurrent liabilities	907,131

Total liabilities assumed	1,513,770

Total net assets acquired	936,140

Consolidated Pro forma Results of Operations

	Unaudited
	Yen (millions)
	2010	2009
Net sales	8,617,400	9,537,809
Net income (loss) attributable to Panasonic Corporation	(133,012)	(436,093)

	Unaudited
	Yen
	2010	2009
Net income (loss) per share attributable to Panasonic Corporation common shareholders:
Basic	(64.24)	(209.73)
Diluted	—	(209.73)

Inventories (Tables)	12 Months Ended
Mar. 31, 2011
Inventories
Schedule of Inventories

	Yen (millions)
	2011	2010
Finished goods	466,261	497,153
Work in process	164,329	159,699
Raw materials	265,834	256,794

	896,424	913,646

Investments in and Advances to, and Transactions with Associated Companies (Tables)	12 Months Ended
Mar. 31, 2011
Former Investment in Toshiba Matsushita Display Technology Co., Ltd.

	Yen (millions)
	2011	2010
Current assets	1,307,304	1,065,594
Other assets	370,295	488,755

	1,677,599	1,554,349
Current liabilities	740,580	775,170
Other liabilities	541,691	370,949

Net assets	395,328	408,230

Company's equity in net assets	127,219	146,825

	Yen (millions)
	2011	2010	2009
Net sales	1,151,710	1,176,332	1,568,499
Gross profit	267,498	254,507	292,589
Net income (loss)	38,377	(10,572)	(70,779)

Purchases and Dividends Received from Investee Companies

	Yen (millions)
	2011	2010	2009
Purchases from	198,560	287,598	315,829
Dividends received	4,968	4,301	4,528

Associated Companies [Member]
Investment Equity Securities Quoted Market Values and Related Carrying Amounts

	Yen (millions)
	2011	2010
Carrying amount	39,267	50,314
Market value	42,920	61,294

Investments in Securities (Tables)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Cost, Fair Value, Gross Unrealized Gain (Losses) of Available-for-Sale Securities

	Yen (millions)
	2011
	Cost	Fair value	Gross unrealized holding gains	Gross unrealized holding losses
Noncurrent:
Equity securities	250,400	313,813	67,755	4,342
Corporate and government bonds	2,142	2,201	59	—
Other debt securities	544	546	8	6

	253,086	316,560	67,822	4,348

	Yen (millions)
	2010
	Cost	Fair value	Gross unrealized holding gains	Gross unrealized holding losses
Noncurrent:
Equity securities	275,579	379,358	104,666	887
Corporate and government bonds	3,894	3,961	75	8
Other debt securities	568	585	22	5

	280,041	383,904	104,763	900

Maturities of Investments in Available-for-Sale Securities

	Yen (millions)
	2011		2010
	Cost	Fair value	Cost	Fair value
Due after one year through five years	2,686	2,747	4,462	4,546
Equity securities	250,400	313,813	275,579	379,358

	253,086	316,560	280,041	383,904

Available For Sale Securities In Continuous Unrealized Loss Position [Member]
Gross Unrealized Holding Losses on Investments in Available-for-Sale Securities and Fair Value of Related Investments
	Yen (millions)
	2011
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Equity securities	48,891	4,342	—	—	48,891	4,342
Other debt securities	35	6	—	—	35	6

	48,926	4,348	—	—	48,926	4,348

	Yen (millions)
	2010
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Equity securities	6,222	887	—	—	6,222	887
Corporate and government bonds	1,194	8	—	—	1,194	8
Other debt securities	40	5	—	—	40	5

	7,456	900	—	—	7,456	900

Leases (Tables)	12 Months Ended
Mar. 31, 2011
Leases
Schedule of Future Minimum Lease Payments Under Non-cancelable Capital Leases and Operating Leases

	Yen (millions)
Year ending March 31	Capital leases	Operating leases
2012	34,697	83,129
2013	23,129	64,878
2014	13,506	46,325
2015	11,073	20,946
2016	9,548	6,203
Thereafter	25,921	15,053

Total minimum lease payments	117,874	236,534

Less amount representing interest	7,697

Present value of net minimum lease payments	110,177
Less current portion	33,861

Long-term capital lease obligations	76,316

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2011
Goodwill and Other Intangible Assets
Schedule of Goodwill

	Yen (millions)
	Digital AVC Networks	Home Appliances	PEW and PanaHome	Components and Devices	SANYO	Other	Total
Balance at March 31, 2009:
Goodwill	316,314	18,501	73,879	66,427	—	13,020	488,141
Accumulated impairment losses	(77,349)	—	—	—	—	—	(77,349)

	238,965	18,501	73,879	66,427	—	13,020	410,792

Goodwill acquired during the year	—	—	—	—	514,419	—	514,419
Goodwill impaired during the year	—	(3,745)	—	—	—	—	(3,745)
Translation adjustments	—	—	2,070	—	—	—	2,070
Other	—	—	—	(535)	—	—	(535)

Balance at March 31, 2010:
Goodwill	316,314	18,501	75,949	65,892	514,419	13,020	1,004,095
Accumulated impairment losses	(77,349)	(3,745)	—	—	—	—	(81,094)

	238,965	14,756	75,949	65,892	514,419	13,020	923,001

Goodwill acquired during the year	—	—	1,087	—	3,561	—	4,648
Translation adjustments	—	—	(2,897)	—	—	—	(2,897)

Balance at March 31, 2011:
Goodwill	316,314	18,501	74,139	65,892	517,980	13,020	1,005,846
Accumulated impairment losses	(77,349)	(3,745)	—	—	—	—	(81,094)

	238,965	14,756	74,139	65,892	517,980	13,020	924,752

Schedule of Acquired Finite-Lived Intangible Assets by Major Class

	Yen (millions)
	2011		2010
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization	Average amortization period
Finite-lived intangible assets:
Patents and know-how	451,868	97,450	439,608	54,684	11 years
Software	298,328	229,132	283,075	210,726	4 years
Other	163,220	47,180	172,497	30,337	14 years

	913,416	373,762	895,180	295,747

Schedule of Acquired Indefinite-Lived Intangible Assets by Major Class

	Yen (millions)
	2011	2010
Indefinite-lived intangible assets	3,133	5,432

Schedule of Expected Amortization Expense

Year ending March 31	Yen (millions)
2012	83,115
2013	75,545
2014	68,625
2015	60,084
2016	53,744

Long-term Debt and Short-term Borrowings (Tables)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Long-term Debt and Short-term Borrowings
Long-term debt

	Yen (millions)
	2011	2010
Unsecured Straight bond, due 2011, interest 1.64%	100,000	100,000
Unsecured Straight bond, due 2012, interest 1.14%	100,000	100,000
Unsecured Straight bond, due 2013, interest 0.38%	150,000	—
Unsecured Straight bond, due 2014, interest 1.404%	200,000	200,000
Unsecured Straight bond, due 2016, interest 0.752%	200,000	—
Unsecured Straight bond, due 2018, interest 1.081%	150,000	—
Unsecured Straight bond, due 2019, interest 2.05%	100,000	100,000
Unsecured Straight bonds issued by subsidiaries, due 2010 - 2019, interest 0.53% - 2.02%	162,407	182,406
Unsecured bank loans, due 2010 - 2015, effective interest 1.1% in fiscal 2011 and 1.1% in fiscal 2010	259,801	404,318
Secured bank loans by subsidiaries, due 2010 - 2023, effective interest 1.91% in fiscal 2011 and 2.04% in fiscal 2010	3,473	4,558
Capital lease obligations	110,177	144,770

	1,535,858	1,236,052
Less current portion	373,571	207,124

	1,162,287	1,028,928

Schedule of Aggregate Maturities of Long Term Debt

Year ending March 31	Yen (millions)
2012	373,571
2013	221,641
2014	285,429
2015	100,747
2016	249,328
2017 and thereafter	305,142

Retirement and Severance Benefits (Tables)	12 Months Ended
Mar. 31, 2011
Retirement and Severance Benefits
Reconciliation of Changes in Benefit Obligations of the Benefit Pension Plans

	Yen (millions)
	2011	2010
Change in benefit obligations:
Benefit obligations at beginning of year	2,214,107	1,821,937
Service cost	55,371	50,285
Interest cost	57,093	51,239
Actuarial loss	29,895	12,040
Benefits paid	(109,591)	(102,014)
Effect of changes in consolidated subsidiaries	8,391	388,648
Foreign currency exchange impact	(4,649)	(1,304)
Curtailments, settlements and other	(8,948)	(6,724)

Benefit obligations at end of year	2,241,669	2,214,107

Change in plan assets:
Fair value of plan assets at beginning of year	1,775,007	1,413,646
Actual return on plan assets	(16,703)	197,127
Employer contributions	93,612	87,963
Benefits paid	(100,004)	(93,462)
Effect of changes in consolidated subsidiaries	3,646	176,036
Foreign currency exchange impact	(4,145)	(1,044)
Curtailments, settlements and other	(4,895)	(5,259)

Fair value of plan assets at end of year	1,746,518	1,775,007

Funded status	(495,151)	(439,100)

Schedule of Projected Benefit Obligations

	Yen (millions)
	2011	2010
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	2,135,047	2,094,302
Fair value of plan assets	1,635,656	1,649,951
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	2,078,759	2,035,647
Fair value of plan assets	1,632,963	1,649,951

Accounts Recognized in the Consolidated Balance Sheet

	Yen (millions)
	2011	2010
Other assets	4,240	5,251
Other current liabilities	(6,431)	(8,552)
Retirement and severance benefits	(492,960)	(435,799)

	(495,151)	(439,100)

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

	Yen (millions)
	2011	2010
Prior service benefit	(172,964)	(197,508)
Actuarial loss	530,195	455,780

	357,231	258,272

Schedule of Net Periodic Benefit Cost for the Contributory Funded Benefit Pension Plans, the Unfunded Lump-Sum Payment Plans, and Cash Balance Pension Plans

	Yen (millions)
	2011	2010	2009
Service cost - benefits earned during the year	55,371	50,285	49,660
Interest cost on projected benefit obligation	57,093	51,239	50,114
Expected return on plan assets	(55,583)	(43,971)	(48,659)
Amortization of prior service benefit	(24,544)	(25,011)	(24,606)
Recognized actuarial loss	27,616	43,576	22,391

Net periodic benefit cost	59,953	76,118	48,900

Schedule of Weighted-Average Assumptions Used to Determine Benefit Obligations

	2011	2010
Discount rate	2.5%	2.6%
Rate of compensation increase	1.8%	1.8%

Schedule of Weighted-Average Assumptions Used to Determine Net Cost

	2011	2010	2009
Discount rate	2.6%	2.7%	2.7%
Expected return on plan assets	3.2%	3.1%	3.1%
Rate of compensation increase	1.8%	1.7%	1.7%

Schedule of Fair Values of Pension Plan Assets

	Yen (millions)
	2011
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	42,417	11,191	—	53,608
Equity securities:
Japanese companies	86,831	—	—	86,831
Foreign companies	113,294	2,236	—	115,530
Commingled funds (a)	71	444,559	—	444,630
Debt securities:
Government and Municipal bonds	177,679	—	—	177,679
Corporate bonds	—	45,019	—	45,019
Commingled funds (b)	—	474,016	—	474,016
Life insurance company general accounts	—	198,010	—	198,010
Other (c)	—	130,181	21,014	151,195

Total	420,292	1,305,212	21,014	1,746,518

	Yen (millions)
	2010
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	44,336	20,281	—	64,617
Equity securities:
Japanese companies	116,053	—	—	116,053
Foreign companies	84,218	—	—	84,218
Commingled funds (a)	—	485,091	—	485,091
Debt securities:
Government and Municipal bonds	204,898	—	—	204,898
Corporate bonds	—	41,113	—	41,113
Commingled funds (b)	—	451,246	—	451,246
Life insurance company general accounts	—	198,049	—	198,049
Other (c)	—	114,610	15,112	129,722

Total	449,505	1,310,390	15,112	1,775,007

(a)	These funds invest mainly in listed equity securities, approximately 60% Japanese companies and 40% foreign companies.
(b)	Primarily invests in Japanese government bonds and foreign government bonds.
(c)	Other investments primarily include fund-of-funds investment and equity long/short hedge funds investment.

Reconciliation of Balances of Level 3 Assets

	Yen (millions)
	Collateralized loan obligation	Private equity	Total
Balance at April 1, 2009	630	5,635	6,265
Effect of changes in consolidated subsidiaries	5,822	—	5,822
Realized gains (losses)	804	27	831
Unrealized gains (losses) relating to assets held	2,393	23	2,416
Purchases, sales, issuances and settlements, net	(656)	712	56
Transfers out of Level 3	(278)	—	(278)

Balance at March 31, 2010	8,715	6,397	15,112

Realized gains (losses)	2,167	—	2,167
Unrealized gains (losses) relating to assets held	3,036	(330)	2,706
Purchases, sales, issuances and settlements, net	912	1,663	2,575
Transfers out of Level 3	(1,546)	—	(1,546)

Balance at March 31, 2011	13,284	7,730	21,014

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2011
Income Taxes
Schedule of Income (Loss) Before Income Taxes and Income Taxes

	Yen (millions)
	Domestic	Foreign	Total
For the year ended March 31, 2011
Income before income taxes	23,356	155,451	178,807
Income taxes:
Current	28,479	60,431	88,910
Deferred	20,913	(6,813)	14,100

Total income taxes	49,392	53,618	103,010

For the year ended March 31, 2010
Income (loss) before income taxes	(80,125)	50,810	(29,315)
Income taxes:
Current	22,105	36,042	58,147
Deferred	80,954	2,732	83,686

Total income taxes	103,059	38,774	141,833

For the year ended March 31, 2009
Income (loss) before income taxes	(345,776)	(36,858)	(382,634)
Income taxes:
Current	38,297	23,543	61,840
Deferred	(10,232)	(14,250)	(24,482)

Total income taxes	28,065	9,293	37,358

Schedule of Differences in Effective Tax Rate to Combined Statutory Tax Rates

	2011	2010	2009
Combined statutory tax rate	40.5%	(40.5)%	(40.5)%
Lower tax rates of overseas subsidiaries	(15.4)	(38.4)	(1.1)
Expenses not deductible for tax purposes	3.2	25.7	0.8
Change in valuation allowance allocated to income tax expenses	24.4	473.8	41.8
Tax effects attributable to investments in subsidiaries	2.2	45.7	5.8
Per capita tax	1.2	8.3	0.6
Goodwill impairment	—	5.2	—
Other	1.5	4.0	2.4

Effective tax rate	57.6%	483.8%	9.8%

Components of Deferred Income Tax Expense

	Yen (millions)
	2011	2010	2009
Deferred tax expense (exclusive of the effects of other components listed below)	31,999	111,579	94,250
Benefits of net operating loss carryforwards	(17,899)	(27,893)	(118,732)

	14,100	83,686	(24,482)

Schedule of Temporary Differences Giving Rise to Deferred Tax Assets and Liabilities

	Yen (millions)
	2011	2010
Deferred tax assets:
Inventory valuation	87,647	94,596
Expenses accrued for financial statement purposes but not currently included in taxable income	171,779	154,679
Property, plant and equipment	231,987	295,091
Retirement and severance benefits	273,830	253,636
Tax loss carryforwards	653,378	616,648
Other	181,190	237,797

Total gross deferred tax assets	1,599,811	1,652,447
Less valuation allowance	990,354	1,014,703

Net deferred tax assets	609,457	637,744

Deferred tax liabilities:
Net unrealized holding gains of available-for-sale securities	(26,130)	(42,458)
Intangible assets	(166,403)	(194,691)
Other	(82,936)	(89,242)

Total gross deferred tax liabilities	(275,469)	(326,391)

Net deferred tax assets	333,988	311,353

Deferred Tax Assets Reflected in the Balance Sheet

	Yen (millions)
	2011	2010
Other current assets	254,413	232,165
Other assets	329,920	358,416
Other current liabilities	(1,466)	(1,470)
Other liabilities	(248,879)	(277,758)

Net deferred tax assets	333,988	311,353

Reconciliation of Unrecognized Tax Benefits

	Yen (millions)
	2011	2010	2009
Balance at beginning of year	(9,843)	(7,187)	(9,327)
Increase related to prior year tax positions	(5,690)	(685)	(1,835)
Decrease related to prior year tax positions	532	1,780	3,561
Increase related to current year tax positions	(1,986)	(1,195)	(484)
Change in consolidated subsidiaries	—	(3,339)	—
Settlements	1,451	747	60
Translation adjustments	843	36	838

Balance at end of year	(14,693)	(9,843)	(7,187)

Stockholders' Equity (Tables)	12 Months Ended
Mar. 31, 2011
Stockholders' Equity
Schedule of Employee Stock Options Available for Purchase

	Number of shares	Weighted-average exercise price (Yen)
Balance at March 31, 2008	12,000	1,734
Forfeited	(12,000)	1,734

Balance at March 31, 2009	—	—
Balance at March 31, 2010	—	—
Balance at March 31, 2011	—	—

Other Comprehensive Income (Loss) (Tables)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Other Comprehensive Income (Loss)
Components of Other Comprehensive Income (Loss)

	Yen (millions)
	Pre-tax amount	Tax expense	Net-of-tax amount
For the year ended March 31, 2011
Translation adjustments:
Translation adjustments arising during the period	(88,016)	—	(88,016)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	2,001	—	2,001

Net translation adjustments	(86,015)	—	(86,015)

Unrealized holding gains (losses) of available-for-sale securities:
Unrealized holding gains (losses) arising during the period	(53,060)	21,554	(31,506)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	14,645	(5,928)	8,717

Net unrealized gains (losses)	(38,415)	15,626	(22,789)

Unrealized holding gains (losses) of derivative instruments:
Unrealized holding gains (losses) arising during the period	16,125	(7,364)	8,761
Less: Reclassification adjustment for (gains) losses included in net income (loss)	(12,947)	5,174	(7,773)

Net unrealized gains (losses)	3,178	(2,190)	988

Pension liability adjustments:
Prior service benefit arising during the period	—	—	—
Less: Amortization of prior service benefit included in net periodic benefit cost	(23,803)	10,077	(13,726)

Net prior service benefit	(23,803)	10,077	(13,726)

Actuarial gain (loss) arising during the period	(99,459)	33,979	(65,480)
Less: Amortization of actuarial gain (loss) included in net periodic benefit cost	26,276	(10,437)	15,839

Net actuarial gain (loss)	(73,183)	23,542	(49,641)

Net pension liability adjustments	(96,986)	33,619	(63,367)

Other comprehensive income (loss)	(218,238)	47,055	(171,183)

	Yen (millions)
	Pre-tax amount	Tax expense	Net-of-tax amount
For the year ended March 31, 2010
Translation adjustments:
Translation adjustments arising during the period	(21,186)	—	(21,186)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	10,129	—	10,129

Net translation adjustments	(11,057)	—	(11,057)

Unrealized holding gains (losses) of available-for-sale securities:
Unrealized holding gains (losses) arising during the period	88,042	(36,356)	51,686
Less: Reclassification adjustment for (gains) losses included in net income (loss)	(703)	280	(423)

Net unrealized gains (losses)	87,339	(36,076)	51,263

Unrealized holding gains (losses) of derivative instruments:
Unrealized holding gains (losses) arising during the period	4,607	(1,543)	3,064
Less: Reclassification adjustment for (gains) losses included in net income (loss)	4,657	(1,560)	3,097

Net unrealized gains (losses)	9,264	(3,103)	6,161

Pension liability adjustments:
Prior service benefit arising during the period	—	—	—
Less: Amortization of prior service benefit included in net periodic benefit cost	(23,947)	8,962	(14,985)

Net prior service benefit	(23,947)	8,962	(14,985)

Actuarial gain (loss) arising during the period	139,867	(49,300)	90,567
Less: Amortization of actuarial gain (loss) included in net periodic benefit cost	39,159	(14,963)	24,196

Net actuarial gain (loss)	179,026	(64,263)	114,763

Net pension liability adjustments	155,079	(55,301)	99,778

Other comprehensive income (loss)	240,625	(94,480)	146,145

	Yen (millions)
	Pre-tax amount	Tax expense	Net-of-tax amount
For the year ended March 31, 2009
Translation adjustments:
Translation adjustments arising during the period	(116,738)	—	(116,738)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	3,938	—	3,938

Net translation adjustments	(112,800)	—	(112,800)

Unrealized holding gains (losses) of available-for-sale securities:
Unrealized holding gains (losses) arising during the period	(167,397)	67,907	(99,490)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	73,075	(29,590)	43,485

Net unrealized gains (losses)	(94,322)	38,317	(56,005)

Unrealized holding gains (losses) of derivative instruments:
Unrealized holding gains (losses) arising during the period	(4,043)	1,565	(2,478)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	(10,855)	4,118	(6,737)

Net unrealized gains (losses)	(14,898)	5,683	(9,215)

Pension liability adjustments:
Prior service benefit arising during the period	345	(140)	205
Less: Amortization of prior service benefit included in net periodic benefit cost	(22,727)	7,742	(14,985)

Net prior service benefit	(22,382)	7,602	(14,780)

Actuarial gain (loss) arising during the period	(273,853)	100,104	(173,749)
Less: Amortization of actuarial gain (loss) included in net periodic benefit cost	26,422	(6,782)	19,640

Net actuarial gain (loss)	(247,431)	93,322	(154,109)

Net pension liability adjustments	(269,813)	100,924	(168,889)

Other comprehensive income (loss)	(491,833)	144,924	(346,909)

Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders (Tables)	12 Months Ended
Mar. 31, 2011
Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders
Schedule of Net Income (Loss) Attributable to Parent

	Yen (millions)
	2011	2010	2009
Net income (loss) attributable to Panasonic Corporation common shareholders	74,017	(103,465)	(378,961)

Schedule of Diluted Common Shares Outstanding

	Number of shares
	2011	2010	2009
Average common shares outstanding	2,070,341,989	2,070,623,618	2,079,296,525
Dilutive effect:
Stock options			—

Diluted common shares outstanding			2,079,296,525

Schedule of Earnings per Share Basic and Diluted

	Yen
	2011	2010	2009
Net income (loss) per share attributable to Panasonic Corporation common shareholders:
Basic	35.75	(49.97)	(182.25)
Diluted	—	—	(182.25)

Restructuring Charges (Tables)	12 Months Ended
Mar. 31, 2011
Restructuring Charges
Schedule of Components and Related Amounts of the Restructuring Charges, before Related Tax Effect

	Yen (millions)
	2011	2010	2009
Expenses associated with the implementation of early retirement programs:
Domestic	14,312	33,070	26,452
Overseas	3,359	5,884	11,899

Total	17,671	38,954	38,351
Expenses associated with the closure and integration of locations	39,282	15,918	15,049

Total restructuring charges	56,953	54,872	53,400

Schedule of Analysis of Accrued Restructuring Charges

	Yen (millions)
	2011	2010	2009
Balance at beginning of year	9,389	32,523	4,761
New charges	56,953	54,872	53,400
Cash payments	(34,850)	(78,006)	(25,638)

Balance at end of year	31,492	9,389	32,523

Supplementary Information to the Statements of Operations and Cash Flows (Tables)	12 Months Ended
Mar. 31, 2011
Supplementary Information to the Statements of Operations and Cash Flows
Detailed Schedule of Research and Development, Advertising, Shipping and Handling, and Depreciation Costs Charged to Income

	Yen (millions)
	2011	2010	2009
Research and development costs	527,798	476,903	517,913
Advertising costs	156,894	150,866	174,939
Shipping and handling costs	145,315	129,114	146,920
Depreciation	284,244	251,839	325,835

Schedule of Cash Paid for Interest and Income Taxes, and Noncash Investing and Financial Activities

	Yen (millions)
	2011	2010	2009
Cash paid:
Interest	28,308	26,301	19,627
Income taxes	75,872	51,441	95,198
Noncash investing and financing activities:
Capital leases	5,777	37,505	12,235

Derivatives and Hedging Activities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2009	Mar. 31, 2011	Mar. 31, 2010
Derivatives and Hedging Activities
Contract Amounts of Foreign Contracts, Interest Rate Swaps, Cross Currency Swaps and Commodity Futures

	Yen (millions)
	2011	2010
Forward:
To sell foreign currencies	397,580	375,430
To buy foreign currencies	225,444	196,439
Cross currency swaps	47,668	31,797
Interest rate swaps	31,170	33,702
Commodity futures:
To sell commodity	128,411	40,194
To buy commodity	160,483	113,682

Fair Values of Derivative Instruments

	Yen (millions)
	Asset derivatives		Liability derivatives
	Consolidated balance sheet location	Fair value	Consolidated balance sheet location	Fair value
Derivatives designated as hedging instruments under ASC 815:
Foreign exchange contracts	Other current assets	252	Other current liabilities	(4,584)
Commodity futures	Other current assets	15,658	Other current liabilities	(601)

Total derivatives designated as hedging instruments under ASC 815		15,910		(5,185)

Derivatives not designated as hedging instruments under ASC 815:
Foreign exchange contracts	Other current assets	1,619	Other current liabilities	(3,238)
Cross currency swaps	—	—	Other current liabilities	(462)
Interest rate swaps	Other current assets	0	—	—
Commodity futures	Other current assets	4,732	Other current liabilities	(4,732)

Total derivatives not designated as hedging instruments under ASC 815		6,351		(8,432)

Total derivatives		22,261		(13,617)

	Yen (millions)
	Asset derivatives		Liability derivatives
	Consolidated balance sheet location	Fair value	Consolidated balance sheet location	Fair value
Derivatives designated as hedging instruments under ASC 815:
Foreign exchange contracts	Other current assets	415	Other current liabilities	(1,971)
Commodity futures	Other current assets	11,330	Other current liabilities	(3,345)

Total derivatives designated as hedging instruments under ASC 815		11,745		(5,316)

Derivatives not designated as hedging instruments under ASC 815:
Foreign exchange contracts	Other current assets	8,590	Other current liabilities	(2,307)
Cross currency swaps	—	—	Other current liabilities	(283)
Interest rate swaps	Other current assets	23	—	—
Commodity futures	Other current assets	1,231	Other current liabilities	(1,231)

Total derivatives not designated as hedging instruments under ASC 815		9,844		(3,821)

Total derivatives		21,589		(9,137)

Schedule of Fair Value Hedging Instruments Effects in Operations

Yen (millions)
Hedging instruments in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Commodity futures	Other income (deductions)	5,700

Total		5,700

Yen (millions)
Hedging instruments in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Commodity futures	Other income (deductions)	(1,724)

Total		(1,724)

Yen (millions)
Hedging instruments in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Commodity futures	Other income (deductions)	41,003

Total		41,003

Schedule of Fair Value Hedging Related Hedged Items Effects in Operations

Yen (millions)
Related hedged items in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Trade accounts receivable (payable)	Other income (deductions)	(5,352)

Total		(5,352)

Yen (millions)
Related hedged items in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Trade accounts receivable (payable)	Other income (deductions)	3,181

Total		3,181

Yen (millions)
Related hedged items in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Trade accounts receivable (payable)	Other income (deductions)	(39,024)

Total		(39,024)

Schedule of Cash Flow Hedging Relationships, Amounts Reclassified from AOCI into Operations

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Amount of gain or (loss) recognized in OCI on derivative (effective portion)	Location of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)
Foreign exchange contracts	(9,251)	Other income (deductions)	2,355
Cross currency swaps	(90)	Other income (deductions)	(16)
Commodity futures	2,484	Cost of sales	(1,879)

Total	(6,857)		460

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Amount of gain or (loss) recognized in OCI on derivative (effective portion)	Location of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)
Foreign exchange contracts	7,662	Other income (deductions)	11,501
Commodity futures	8,463	Cost of sales	1,446

Total	16,125		12,947

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Amount of gain or (loss) recognized in OCI on derivative (effective portion)	Location of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)
Foreign exchange contracts	(613)	Other income (deductions)	(4,599)
Cross currency swaps	(291)	Other income (deductions)	(16)
Commodity futures	3,611	Cost of sales	(42)

Total	2,707		(4,657)

Schedule of Cash Flow Hedging Instruments, Recognized in Operations

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Location of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)
Foreign exchange contracts	Other income (deductions)	(1,226)
Cross currency swaps	—	—
Commodity futures	—	—

Total		(1,226)

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Location of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)
Foreign exchange contracts	Other income (deductions)	539
Commodity futures	—	—

Total		539

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Location of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)
Foreign exchange contracts	Other income (deductions)	1,228
Cross currency swaps	—	—
Commodity futures	—	—

Total		1,228

Schedule of Derivatives not Designated as Hedging Instruments, Recognized in Operations

Yen (millions)
Derivatives not designated as hedging instruments under ASC 815	Location of gain or (loss) recognized in operations on derivative	Amount of gain or (loss) recognized in operations on derivative
Foreign exchange contracts	Other income (deductions)	814
Cross currency swaps	Other income (deductions)	1,624
Commodity futures	Other income (deductions)	0

Total		2,438

Yen (millions)
Derivatives not designated as hedging instruments under ASC 815	Location of gain or (loss) recognized in operations on derivative	Amount of gain or (loss) recognized in operations on derivative
Foreign exchange contracts	Other income (deductions)	7,707
Cross currency swaps	Other income (deductions)	(179)
Interest rate swaps	Other income (deductions)	(23)
Commodity futures	Other income (deductions)	0

Total		7,505

Yen (millions)
Derivatives not designated as hedging instruments under ASC 815	Location of gain or (loss) recognized in operations on derivative	Amount of gain or (loss) recognized in operations on derivative
Foreign exchange contracts	Other income (deductions)	2,950
Cross currency swaps	Other income (deductions)	(1,543)
Interest rate swaps	Other income (deductions)	(3)
Commodity futures	Other income (deductions)	0

Total		1,404

Fair Value (Tables)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Fair Value
Estimated Fair Values of Financial Instruments

	Yen (millions)
	2011		2010
	Carrying amount	Fair value	Carrying amount	Fair value
Non-derivatives:
Assets:
Other investments and advances	409,938	410,023	454,313	454,516
Liabilities:
Long-term debt, including current portion	(1,535,858)	(1,548,251)	(1,236,052)	(1,250,048)
Derivatives:
Other current assets:
Forward:
To sell foreign currencies	1,420	1,420	3,511	3,511
To buy foreign currencies	451	451	5,494	5,494
Cross currency swaps	—	—	—	—
Interest rate swaps	0	0	23	23
Commodity futures:
To sell commodity	—	—	—	—
To buy commodity	20,390	20,390	12,561	12,561
Other current liabilities:
Forward:
To sell foreign currencies	(4,536)	(4,536)	(2,390)	(2,390)
To buy foreign currencies	(3,286)	(3,286)	(1,888)	(1,888)
Cross currency swaps	(462)	(462)	(283)	(283)
Commodity futures:
To sell commodity	(5,333)	(5,333)	(4,576)	(4,576)
To buy commodity	—	—	—	—

Assets and Liabilities Measured at Fair Value on Recurring Basis

	Yen (millions)
	2011
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Equity securities	313,813	—	—	313,813
Corporate and government bonds	—	2,201	—	2,201
Other debt securities	—	546	—	546

Total available-for-sale securities	313,813	2,747	—	316,560

Derivatives:
Foreign exchange contracts	—	1,871	—	1,871
Interest rate swaps	—	0	—	0
Commodity futures	18,564	1,826	—	20,390

Total derivatives	18,564	3,697	—	22,261

Total	332,377	6,444	—	338,821

Liabilities:
Derivatives:
Foreign exchange contracts	—	(7,822)	—	(7,822)
Cross currency swaps	—	(462)	—	(462)
Commodity futures	(2,427)	(2,906)	—	(5,333)

Total derivatives	(2,427)	(11,190)	—	(13,617)

Total	(2,427)	(11,190)	—	(13,617)

	Yen (millions)
	2010
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Equity securities	379,358	—	—	379,358
Corporate and government bonds	—	3,961	—	3,961
Other debt securities	—	585	—	585

Total available-for-sale securities	379,358	4,546	—	383,904

Derivatives:
Foreign exchange contracts	—	9,005	—	9,005
Interest rate swaps	—	23	—	23
Commodity futures	12,561	—	—	12,561

Total derivatives	12,561	9,028	—	21,589

Total	391,919	13,574	—	405,493

Liabilities:
Derivatives:
Foreign exchange contracts	—	(4,278)	—	(4,278)
Cross currency swaps	—	(283)	—	(283)
Commodity futures	(3,345)	(1,231)	—	(4,576)

Total derivatives	(3,345)	(5,792)	—	(9,137)

Total	(3,345)	(5,792)	—	(9,137)

Assets and Liabilities Measured at Fair Value on Nonrecurring Basis

	Yen (millions)
	2011
	Total gains (losses)	Fair value
		Level 1	Level 2	Level 3	Total
Assets:
Investments in associated companies	(8,318)	23,196	—	2,933	26,129
Long-lived assets	(34,692)	—	—	31,114	31,114

	Yen (millions)
	2010
	Total gains (losses)	Fair value
		Level 1	Level 2	Level 3	Total
Assets:
Investments in associated companies	(3,605)	1,058	—	1,980	3,038
Long-lived assets	(79,259)	—	—	27,800	27,800
Goodwill	(3,745)	—	—	0	0

Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2011
Commitments and Contingent Liabilities
Schedule of Product Warranties

	Yen (millions)
	2011	2010
Balance at beginning of year	51,306	41,478
Change in consolidated subsidiaries	—	4,253
Liabilities accrued for warranties issued during the period	47,644	51,704
Warranty claims paid during the period	(35,885)	(45,489)
Changes in liabilities for pre-existing warranties during the period, including expirations	(7,761)	(640)

Balance at end of year	55,304	51,306

Segment Information (Tables)	12 Months Ended
Mar. 31, 2011
Segment Information
Schedule of Selected Information by Segment in the Statement of Operations

	Yen (millions)
	2011	2010	2009
Sales:
Digital AVC Networks:
Customers	3,243,773	3,360,278	3,701,996
Intersegment	60,201	49,223	46,961

Total	3,303,974	3,409,501	3,748,957
Home Appliances:
Customers	1,071,844	1,005,756	1,066,028
Intersegment	204,074	198,443	224,281

Total	1,275,918	1,204,199	1,290,309
PEW and PanaHome:
Customers	1,676,304	1,573,393	1,717,168
Intersegment	58,710	58,720	49,094

Total	1,735,014	1,632,113	1,766,262
Components and Devices:
Customers	613,028	643,093	723,691
Intersegment	313,285	288,395	321,226

Total	926,313	931,488	1,044,917
SANYO:
Customers	1,528,881	399,888	—
Intersegment	33,037	4,953	—

Total	1,561,918	404,841	—
Other:
Customers	558,842	435,572	556,624
Intersegment	638,862	576,582	515,114

Total	1,197,704	1,012,154	1,071,738
Eliminations	(1,308,169)	(1,176,316)	(1,156,676)

Consolidated total	8,692,672	7,417,980	7,765,507

Segment profit (loss):
Digital AVC Networks	114,956	87,289	3,176
Home Appliances	92,318	66,074	46,808
PEW and PanaHome	72,975	34,742	40,081
Components and Devices	32,974	36,535	9,318
SANYO	(8,033)	(730)	—
Other	52,958	19,727	23,927
Corporate and eliminations	(52,894)	(53,184)	(50,437)

Total segment profit	305,254	190,453	72,873

Interest income	11,593	12,348	23,477
Dividends received	6,323	6,746	11,486
Other income	59,050	47,896	52,709
Interest expense	(27,524)	(25,718)	(19,386)
Other deductions	(175,889)	(261,040)	(523,793)

Consolidated income (loss) before income taxes	178,807	(29,315)	(382,634)

Schedule of Identifiable Assets, Depreciation and Capital Investment by Segment

	Yen (millions)
	2011	2010	2009
Identifiable assets:
Digital AVC Networks	2,034,376	2,127,042	2,016,112
Home Appliances	667,677	724,955	758,426
PEW and PanaHome	1,272,345	1,252,243	1,258,465
Components and Devices	745,281	772,457	857,582
SANYO	2,059,701	2,435,829	—
Other	276,506	239,736	216,411
Corporate and eliminations	766,984	805,795	1,296,320

Consolidated total	7,822,870	8,358,057	6,403,316

Depreciation (including intangibles other than goodwill):
Digital AVC Networks	88,469	85,364	142,026
Home Appliances	27,867	31,368	38,730
PEW and PanaHome	42,197	49,180	51,906
Components and Devices	62,797	71,551	93,338
SANYO	117,398	28,877	—
Other	10,315	11,004	14,176
Corporate and eliminations	17,963	20,670	24,562

Consolidated total	367,006	298,014	364,738

Capital investment (including intangibles other than goodwill):
Digital AVC Networks	174,722	258,999	250,891
Home Appliances	35,874	37,456	59,234
PEW and PanaHome	50,031	33,918	45,059
Components and Devices	77,201	86,268	138,946
SANYO	90,094	33,487	—
Other	8,066	7,988	12,262
Corporate and eliminations	16,197	6,203	27,652

Consolidated total	452,185	464,319	534,044

Schedule of Sales and Property, Plant and Equipment by Geographical Area

	Yen (millions)
	2011	2010	2009
Sales:
Japan	4,514,246	3,994,379	4,082,233
North and South America	1,070,833	917,898	996,647
Europe	857,192	771,251	962,981
Asia and Others	2,250,401	1,734,452	1,723,646

Consolidated total	8,692,672	7,417,980	7,765,507

United States included in North and South America	904,968	781,264	857,896
China included in Asia and Others	1,178,010	903,531	855,352

Property, plant and equipment:
Japan	1,509,705	1,571,914	1,230,868
North and South America	36,738	42,215	31,694
Europe	45,714	48,444	48,398
Asia and Others	291,152	293,448	263,870

Consolidated total	1,883,309	1,956,021	1,574,830

Equity Transactions with Noncontrolling Interests (Tables)	12 Months Ended
Mar. 31, 2011
Equity Transactions with Noncontrolling Interests
Schedule Of Noncontrolling Interest Activity

	Yen (millions)
	2011	2010	2009
Net income (loss) attributable to Panasonic Corporation	74,017	(103,465)	(378,961)
Transfers (to) from the noncontrolling interests:
Decrease in capital surplus for purchase of additional shares in consolidated subsidiaries primarily for the purpose of conversion into wholly-owned subsidiaries	(109,326)	(8,240)	—

Total	(109,326)	(8,240)	—

Change from net income (loss) attributable to Panasonic Corporation and Transfers (to) from the noncontrolling interests	(35,309)	(111,705)	(378,961)

Summary of Significant Accounting Policies (Details) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Decrease in depreciation expense	¥ 11,031
Decrease in net loss attributable to Panasonic Corporation	¥ 6,861
Decrease in net loss per basic share attributable to Panasonic Corporation common shareholders	¥ 3.31
Minimum percentage of recognized tax positions	50.00%
Digital AVC Networks [Member]
Sales by product category	35.00%
Home Appliances [Member]
Sales by product category	14.00%
PEW and PanaHome [Member]
Sales by product category	18.00%
Components and Devices [Member]
Sales by product category	9.00%
SANYO [Member]
Sales by product category	17.00%
Other [Member]
Sales by product category	7.00%
Japan [Member]
Sales by product category	52.00%
North and South America [Member]
Sales by product category	12.00%
Europe [Member]
Sales by product category	10.00%
Asia and Others [Member]
Sales by product category	26.00%
Building [Member]
Property, plant and equipment, useful life, minimum	5
Property, plant and equipment, useful life, maximum	50
Machinery and Equipment [Member]
Property, plant and equipment, useful life, minimum	2
Property, plant and equipment, useful life, maximum	10

Acquisition (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2010 Customer Relationship [Member] SANYO [Member]	Mar. 31, 2010 Trademark [Member] SANYO [Member]	Mar. 31, 2011 Patents and Know-how [Member]	Mar. 31, 2010 Patents and Know-how [Member]	Mar. 31, 2010 Patents and Know-how [Member] SANYO [Member]	Mar. 31, 2010 SANYO [Member]	Dec. 21, 2009 SANYO [Member]
Voting rights and a controlling interest										50.20%
Acquisition-related cost									¥ 5,058
Allowance for doubtful trade notes receivable									73
Allowance for doubtful trade accounts receivable	21,860	24,158							5,319
Allowance for doubtful other short-term receivables									964
Contractual amount of trade notes receivable	78,821	74,028							26,001
Contractual amount of trade accounts receivable	984,938	1,097,230							314,175
Contractual amount of other short-term receivables									23,941
Allowance for doubtful long-term receivables									2,730
Contractual amount of long-term receivables									10,999
Intangible assets subject to amortization	913,416	895,180		52,011	45,451	451,868	439,608	355,490	492,476
Intangible assets weighted-average useful life, years				12	10			10
Accrued warranty costs									4,253
Net sales	8,692,672	7,417,980	7,765,507						399,888
Loss before income taxes	¥ 178,807	¥ (29,315)	¥ (382,634)						¥ 23,352

Acquisition (Fair Value of Consideration Paid) (Details) (JPY ¥) In Millions	Mar. 31, 2010
Acquisition
Cash	¥ 403,780
Fair value of noncontrolling interests	532,360
Total	¥ 936,140

Acquisition (Assets Acquired and Liabilities Assumed Reflected in the Consolidated Balance Sheet) (Details) (JPY ¥) In Millions	Mar. 31, 2010
Acquisition
Cash and cash equivalents	¥ 228,972
Other current assets	653,709
Investments and advances	105,643
Property, plant and equipment	404,468
Goodwill	514,419
Intangible assets	494,103
Other assets	48,596
Total assets acquired	2,449,910
Current liabilities	606,639
Noncurrent liabilities	907,131
Total liabilities assumed	1,513,770
Total net assets acquired	¥ 936,140

Acquisition (Consolidated Pro forma Results of Operations) (Details) (SANYO [Member], JPY ¥) In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2010	Mar. 31, 2009
SANYO [Member]
Net sales	¥ 8,617,400	¥ 9,537,809
Net income (loss) attributable to Panasonic Corporation	¥ (133,012)	¥ (436,093)
Basic	¥ (64.24)	¥ (209.73)
Diluted		¥ (209.73)

Inventories (Schedule of Inventories) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Inventories
Finished goods	¥ 466,261	¥ 497,153
Work in process	164,329	159,699
Raw materials	265,834	256,794
Inventories	¥ 896,424	¥ 913,646

Investments in and Advances to, and Transactions with Associated Companies (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	Nov. 05, 2009 Sumishin Matsushita Financial Services Co., Ltd. [Member]	Mar. 31, 2009 Sumishin Matsushita Financial Services Co., Ltd. [Member]	Mar. 31, 2011 Sumishin Panasonic Financial Services Co., Ltd. [Member]	Sep. 30, 2007 Victor Company of Japan, Ltd. [Member]	Jan. 25, 2011 JVC KENWOOD HD [Member]	Oct. 01, 2008 JVC KENWOOD HD [Member]	Mar. 31, 2011 Associated Companies [Member]	Mar. 31, 2010 Associated Companies [Member]	Mar. 31, 2009 Associated Companies [Member]
Equity method ownership percentage	22.60%	34.00%	15.10%	36.80%	20.00%	27.60%
Retained earnings							39,661	33,489
Other-than-temporary impairment of investments and advances							¥ 8,318	¥ 3,605	¥ 18,121

Investments in and Advances to, and Transactions with Associated Companies (Equity Method Investment and Sale of Stock Ownership) (Details) (Toshiba Matsushita Display Technology Co., Ltd. [Member], JPY  ¥)
In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Toshiba Matsushita Display Technology Co., Ltd. [Member]
Current assets	¥ 1,307,304	¥ 1,065,594
Other assets	370,295	488,755
Total assets	1,677,599	1,554,349
Current liabilities	740,580	775,170
Other liabilities	541,691	370,949
Net assets	395,328	408,230
Company's equity in net assets	127,219	146,825
Net sales	1,151,710	1,176,332	1,568,499
Gross profit	267,498	254,507	292,589
Net income (loss)	¥ 38,377	¥ (10,572)	¥ (70,779)

Investments in and Advances to, and Transactions with Associated Companies (Purchases and Dividends Received from Associated Companies) (Details) (Toshiba Matsushita Display Technology Co., Ltd. [Member], JPY  ¥)
In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Toshiba Matsushita Display Technology Co., Ltd. [Member]
Purchases from	¥ 198,560	¥ 287,598	¥ 315,829
Dividends received	¥ 4,968	¥ 4,301	¥ 4,528

Investments in and Advances to, and Transactions with Associated Companies (Investments in Associated Companies) (Details) (Associated Companies [Member], JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Associated Companies [Member]
Carrying amount	¥ 39,267	¥ 50,314
Market value	¥ 42,920	¥ 61,294

Investments in Securities (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Held-to-maturity securities, cost		¥ 1,954
Held-to-maturity securities, fair value		1,887
Held-to-maturity securities, unrecognized holding gains		16
Held-to-maturity securities, unrecognized holding losses		83
Held-to-maturity securities, due after 10 years, cost	1,954
Held-to-maturity securities, due after 10 years, fair value	1,887
Proceeds from sale of available-for-sale securities	22,102	18,275	73,782
Gross realized gains on sale of available-for-sale securities	5,474	3,756	797
Gross realized losses on sale of available-for-sale securities	965	88	11
Other-than-temporary impairment of available for sale securities	19,154	2,965	73,861
Available-for-sale securities, unrealized losses	4,348	900
Available-for-sale securities, fair value	316,560	383,904
Cost method investments, carrying amount	27,914	22,039
Write-down of investment	67	374	34
Collateralized Securities [Member]
Equity securities, book value	14,047	15,753
Held-to-Maturity Securities [Member]
Available-for-sale securities, unrealized losses		83
Available-for-sale securities, fair value		¥ 1,281

Investments in Securities (Cost, Fair Value, Gross Unrealized Holding Gains and Gross Unrealized Holding Losses of Available-For-Sale Securities) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Available-for-sale securities, Cost	¥ 253,086	¥ 280,041
Available for sale securities, Fair value	316,560	383,904
Available-for-sale securities, Gross unrealized holding gains	67,822	104,763
Available-for-sale securities, Gross unrealized holding losses	4,348	900
Equity Securities [Member]
Available-for-sale securities, Cost	250,400	275,579
Available for sale securities, Fair value	313,813	379,358
Available-for-sale securities, Gross unrealized holding gains	67,755	104,666
Available-for-sale securities, Gross unrealized holding losses	4,342	887
Corporate and Government Bonds [Member]
Available-for-sale securities, Cost	2,142	3,894
Available for sale securities, Fair value	2,201	3,961
Available-for-sale securities, Gross unrealized holding gains	59	75
Available-for-sale securities, Gross unrealized holding losses		8
Other Debt Securities [Member]
Available-for-sale securities, Cost	544	568
Available for sale securities, Fair value	546	585
Available-for-sale securities, Gross unrealized holding gains	8	22
Available-for-sale securities, Gross unrealized holding losses	¥ 6	¥ 5

Investments in Securities (Maturities of Investments in Available-for-Sale Securities) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Due after one year through five years, Cost	¥ 2,686	¥ 4,462
Available-for-sale securities, Cost	253,086	280,041
Due after one year through five years, Fair value	2,747	4,546
Available for sale securities, Fair value	316,560	383,904
Equity Securities [Member]
Available-for-sale securities, Cost	250,400	275,579
Available for sale securities, Fair value	¥ 313,813	¥ 379,358

Investments in Securities (Gross Unrealized Holding Losses on Investments in Available-for-Sale Securities and Fair Value of Related Investments) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Available for sale securities, Fair value	¥ 316,560	¥ 383,904
Available for sale securities, Unrealized losses	4,348	900
Equity Securities [Member] | Continuous Unrealized Loss Position [Member]
Available for sale securities, Fair value	48,891	6,222
Available for sale securities, Unrealized losses	4,342	887
Equity Securities [Member] | Continuous Unrealized Loss Position [Member] | Less than 12 Months [Member]
Available for sale securities, Fair value	48,891	6,222
Available for sale securities, Unrealized losses	4,342	887
Corporate and Government Bonds [Member] | Continuous Unrealized Loss Position [Member]
Available for sale securities, Fair value		1,194
Available for sale securities, Unrealized losses		8
Corporate and Government Bonds [Member] | Continuous Unrealized Loss Position [Member] | Less than 12 Months [Member]
Available for sale securities, Fair value		1,194
Available for sale securities, Unrealized losses		8
Other Debt Securities [Member] | Continuous Unrealized Loss Position [Member]
Available for sale securities, Fair value	35	40
Available for sale securities, Unrealized losses	6	5
Other Debt Securities [Member] | Continuous Unrealized Loss Position [Member] | Less than 12 Months [Member]
Available for sale securities, Fair value	35	40
Available for sale securities, Unrealized losses	6	5
Continuous Unrealized Loss Position [Member]
Available for sale securities, Fair value	48,926	7,456
Available for sale securities, Unrealized losses	4,348	900
Continuous Unrealized Loss Position [Member] | Less than 12 Months [Member]
Available for sale securities, Fair value	48,926	7,456
Available for sale securities, Unrealized losses	4,348	900
Equity Securities [Member]
Available for sale securities, Fair value	313,813	379,358
Available for sale securities, Unrealized losses	4,342	887
Corporate and Government Bonds [Member]
Available for sale securities, Fair value	2,201	3,961
Available for sale securities, Unrealized losses		8
Other Debt Securities [Member]
Available for sale securities, Fair value	546	585
Available for sale securities, Unrealized losses	¥ 6	¥ 5

Leases (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Sale leaseback transactions	¥ 126,639	¥ 95,316	¥ 16,582
Gross book value under capital leases	137,783	164,119
Accumulated depreciation under capital leases	48,744	59,698
Rental expenses for operating leases	¥ 88,473	¥ 64,124	¥ 63,490
Minimum [Member]
Lease terms	1
Maximum [Member]
Lease terms	10

Leases (Schedule of Future Minimum Lease Payments Under Non-cancelable Capital Leases and Operating Leases) (Details) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Leases
Capital leases, 2012	¥ 34,697
Capital leases, 2013	23,129
Capital leases, 2014	13,506
Capital leases, 2015	11,073
Capital leases, 2016	9,548
Capital leases, Thereafter	25,921
Total minimum lease payments, Capital leases	117,874
Operating leases, 2012	83,129
Operating leases, 2013	64,878
Operating leases, 2014	46,325
Operating leases, 2015	20,946
Operating leases, 2016	6,203
Operating leases, Thereafter	15,053
Total minimum lease payments, Operating leases	236,534
Less amount representing interest	7,697
Present value of net minimum lease payments	110,177
Less current portion	33,861
Long-term capital lease obligations	¥ 76,316

Long-Lived Assets (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Impairment of long-lived assets held-for-use	¥ 34,692	¥ 79,259	¥ 313,466
Digital AVC Networks [Member]
Impairment of long-lived assets held-for-use	14,746	37,872	252,372
Home Appliances [Member]
Impairment of long-lived assets held-for-use		13,805	18,396
PEW and PanaHome [Member]
Impairment of long-lived assets held-for-use	4,133		19,077
Components and Devices [Member]
Impairment of long-lived assets held-for-use		17,587	18,482
SANYO [Member]
Impairment of long-lived assets held-for-use	12,820	8,897
Other [Member]
Impairment of long-lived assets held-for-use	¥ 2,993	¥ 1,098	¥ 5,139

Goodwill and Other Intangible Assets (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Goodwill and Other Intangible Assets
Aggregate amortization for finite-lived intangible assets	¥ 82,762	¥ 46,175	¥ 38,903

Goodwill and Other Intangible Assets (Schedule of Goodwill) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Goodwill	¥ 1,005,846	¥ 1,004,095	¥ 488,141
Accumulated impairment losses	(81,094)	(81,094)	(77,349)
Goodwill, net	924,752	923,001	410,792
Goodwill acquired during the year	4,648	514,419
Goodwill impaired during the year		(3,745)
Translation adjustments	(2,897)	2,070
Other		(535)
Digital AVC Networks [Member]
Goodwill	316,314	316,314	316,314
Accumulated impairment losses	(77,349)	(77,349)	(77,349)
Goodwill, net	238,965	238,965	238,965
Goodwill acquired during the year
Goodwill impaired during the year
Translation adjustments
Other
Home Appliances [Member]
Goodwill	18,501	18,501	18,501
Accumulated impairment losses	(3,745)	(3,745)
Goodwill, net	14,756	14,756	18,501
Goodwill acquired during the year
Goodwill impaired during the year		(3,745)
Translation adjustments
Other
PEW and PanaHome [Member]
Goodwill	74,139	75,949	73,879
Accumulated impairment losses
Goodwill, net	74,139	75,949	73,879
Goodwill acquired during the year	1,087
Goodwill impaired during the year
Translation adjustments	(2,897)	2,070
Other
Components and Devices [Member]
Goodwill	65,892	65,892	66,427
Accumulated impairment losses
Goodwill, net	65,892	65,892	66,427
Goodwill acquired during the year
Goodwill impaired during the year
Translation adjustments
Other		(535)
SANYO [Member]
Goodwill	517,980	514,419
Accumulated impairment losses
Goodwill, net	517,980	514,419
Goodwill acquired during the year	3,561	514,419
Goodwill impaired during the year
Translation adjustments
Other
Other [Member]
Goodwill	13,020	13,020	13,020
Accumulated impairment losses
Goodwill, net	13,020	13,020	13,020
Goodwill acquired during the year
Goodwill impaired during the year
Translation adjustments
Other

Goodwill and Other Intangible Assets (Schedule of Acquired Finite Lived Intangible Assets) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Gross carrying amount	¥ 913,416	¥ 895,180
Accumulated amortization	373,762	295,747
Patents and Know-how [Member]
Gross carrying amount	451,868	439,608
Accumulated amortization	97,450	54,684
Average amortization period, in years	11
Computer Software, Intangible Asset [Member]
Gross carrying amount	298,328	283,075
Accumulated amortization	229,132	210,726
Average amortization period, in years	4
Other [Member]
Gross carrying amount	163,220	172,497
Accumulated amortization	¥ 47,180	¥ 30,337
Average amortization period, in years	14

Goodwill and Other Intangible Assets (Schedule of Indefinite Lived Intangible Assets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Goodwill and Other Intangible Assets
Indefinite-lived intangible assets	¥ 3,133	¥ 5,432

Goodwill and Other Intangible Assets (Schedule of Estimated Amortization Expense) (Details) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Goodwill and Other Intangible Assets
2012	¥ 83,115
2013	75,545
2014	68,625
2015	60,084
2016	¥ 53,744

Long-term Debt and Short-term Borrowings (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2010
Long-term Debt and Short-term Borrowings
Other investments and advances, and property, plant and equipment pledged as collateral	¥ 8,945	¥ 9,933
Loans subject to collateral	¥ 3,899	¥ 6,761
Short-term borrowings, weighted-average interest rate	2.80%	2.50%

Long-term Debt and Short-term Borrowings (Long-term Debt) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Capital lease obligations	¥ 110,177	¥ 144,770
Long-term debt and capital lease obligations	1,535,858	1,236,052
Less current portion	373,571	207,124
Long-term debt	1,162,287	1,028,928
Maximum [Member] | Unsecured Straight Bonds Issued by Subsidiaries, Due 2010 - 2019, Interest 0.53% - 2.02% [Member]
Fixed interest rate	0.53%
Debt instrument year of maturity	2019
Maximum [Member] | Unsecured Bank Loans, Due 2010 - 2015, Effective Interest 1.1% in Fiscal 2011 and 1.1% in Fiscal 2010 [Member]
Fixed interest rate	1.10%
Debt instrument year of maturity	2015
Maximum [Member] | Secured Bank Loans by Subsidiaries, Due 2010 - 2023, Effective Interest 1.91% in Fiscal 2011 and 2.04% in Fiscal 2010 [Member]
Fixed interest rate	1.91%
Debt instrument year of maturity	2023
Minimum [Member] | Unsecured Straight Bonds Issued by Subsidiaries, Due 2010 - 2019, Interest 0.53% - 2.02% [Member]
Fixed interest rate	2.02%
Debt instrument year of maturity	2010
Minimum [Member] | Unsecured Bank Loans, Due 2010 - 2015, Effective Interest 1.1% in Fiscal 2011 and 1.1% in Fiscal 2010 [Member]
Fixed interest rate	1.10%
Debt instrument year of maturity	2010
Minimum [Member] | Secured Bank Loans by Subsidiaries, Due 2010 - 2023, Effective Interest 1.91% in Fiscal 2011 and 2.04% in Fiscal 2010 [Member]
Fixed interest rate	2.04%
Debt instrument year of maturity	2010
Unsecured Straight Bond Due 2011 Interest 1.64% [Member]
Unsecured Straight bond	100,000	100,000
Fixed interest rate	1.64%
Debt instrument year of maturity	2011
Unsecured Straight Bond Due 2012 Interest 1.14% [Member]
Unsecured Straight bond	100,000	100,000
Fixed interest rate	1.14%
Debt instrument year of maturity	2012
Unsecured Straight Bond, Due 2013, Interest 0.38% [Member]
Unsecured Straight bond	150,000
Fixed interest rate	0.38%
Debt instrument year of maturity	2013
Unsecured Straight Bond Due 2014 Interest 1.404% [Member]
Unsecured Straight bond	200,000	200,000
Fixed interest rate	1.40%
Debt instrument year of maturity	2014
Unsecured Straight Bond, Due 2016, Interest 0.752% [Member]
Unsecured Straight bond	200,000
Fixed interest rate	0.75%
Debt instrument year of maturity	2016
Unsecured Straight Bond, Due 2018, Interest 1.081% [Member]
Unsecured Straight bond	150,000
Fixed interest rate	1.08%
Debt instrument year of maturity	2018
Unsecured Straight Bond Due 2019 Interest 2.05% [Member]
Unsecured Straight bond	100,000	100,000
Fixed interest rate	2.05%
Debt instrument year of maturity	2019
Unsecured Straight Bonds Issued by Subsidiaries, Due 2010 - 2019, Interest 0.53% - 2.02% [Member]
Unsecured Straight bond	162,407	182,406
Unsecured Bank Loans, Due 2010 - 2015, Effective Interest 1.1% in Fiscal 2011 and 1.1% in Fiscal 2010 [Member]
Unsecured Straight bond	259,801	404,318
Secured Bank Loans by Subsidiaries, Due 2010 - 2023, Effective Interest 1.91% in Fiscal 2011 and 2.04% in Fiscal 2010 [Member]
Secured bank loans by subsidiaries	¥ 3,473	¥ 4,558

Long-term Debt and Short-term Borrowings (Schedule of Aggregate Maturities of Long-term Debt) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Long-term Debt and Short-term Borrowings
2012	¥ 373,571
2013	221,641
2014	285,429
2015	100,747
2016	249,328
2017 and thereafter	¥ 305,142

Retirement and Severance Benefits (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2008	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Estimated prior service benefit amortized from accumulated other comprehensive income (loss) into net periodic benefit cost for fiscal 2012		¥ 24,572
Estimated actuarial loss amortized from accumulated other comprehensive income (loss) into net periodic benefit cost for fiscal 2012		41,814
Percentage of investments, equity securities		40.00%
Percentage of investments, debt securities		40.00%
Percentage of investments, other investments		20.00%
Expected contribution in fiscal 2012		85,724
Future benefit payments, 2012		109,528
Future benefit payments, 2013		110,946
Future benefit payments, 2014		110,120
Future benefit payments, 2015		112,717
Future benefit payments, 2016		113,859
Future benefit payments, thereafter		595,784
Net periodic benefit cost	3,727	59,953	76,118	48,900
Accumulated other comprehensive income (loss)					73,571
Accumulated other comprehensive income (loss),net of tax					44,726
Benefit Obligations [Member]
Accumulated benefit obligation		¥ 2,184,954	¥ 2,155,066

Retirement and Severance Benefits (Reconciliation of Changes in Benefit Obligations of the Benefit Pension Plans) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Fair value of plan assets at beginning of year	¥ 1,775,007
Service cost	55,371	50,285	49,660
Interest cost	57,093	51,239	50,114
Fair value of plan assets at end of year	1,746,518	1,775,007
Funded status	(495,151)	(439,100)
Benefit Obligations [Member]
Benefit obligations at beginning of year	2,214,107	1,821,937
Service cost	55,371	50,285
Interest cost	57,093	51,239
Actuarial loss	29,895	12,040
Benefits paid	(109,591)	(102,014)
Effect of changes in consolidated subsidiaries	8,391	388,648
Foreign currency exchange impact	(4,649)	(1,304)
Curtailments, settlements and other	(8,948)	(6,724)
Benefit obligations at end of year	2,241,669	2,214,107
Change in Plan Assets [Member]
Fair value of plan assets at beginning of year	1,775,007	1,413,646
Actual return on plan assets	(16,703)	197,127
Employer contributions	93,612	87,963
Benefits paid	(100,004)	(93,462)
Effect of changes in consolidated subsidiaries	3,646	176,036
Foreign currency exchange impact	(4,145)	(1,044)
Curtailments, settlements and other	(4,895)	(5,259)
Fair value of plan assets at end of year	¥ 1,746,518	¥ 1,775,007

Retirement and Severance Benefits (Schedule of Projected Benefit Obligations (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Retirement and Severance Benefits
Projected benefit obligations	¥ 2,135,047	¥ 2,094,302
Fair value of plan assets	1,635,656	1,649,951
Accumulated benefit obligations	2,078,759	2,035,647
Fair value of plan assets	¥ 1,632,963	¥ 1,649,951

Retirement and Severance Benefits (Accounts Recognized in Consolidated Balance Sheets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Retirement and Severance Benefits
Other assets	¥ 4,240	¥ 5,251
Other current liabilities	(6,431)	(8,552)
Retirement and severance benefits	(492,960)	(435,799)
Amounts recognized in balance sheet	¥ (495,151)	¥ (439,100)

Retirement and Severance Benefits (Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Retirement and Severance Benefits
Prior service benefit	¥ (172,964)	¥ (197,508)
Actuarial loss	530,195	455,780
Amounts recognized in accumulated other comprehensive income (loss)	¥ 357,231	¥ 258,272

Retirement and Severance Benefits (Schedule of Net Periodic Benefit Cost for the Contributory Funded Benefit Pension Plans, the Unfunded Lump Sum Payment Plans, and Cash Balance Pension Plans) (Details) (JPY  ¥)
In Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2008	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Retirement and Severance Benefits
Service cost - benefits earned during the year		¥ 55,371	¥ 50,285	¥ 49,660
Interest cost on projected benefit obligation		57,093	51,239	50,114
Expected return on plan assets		(55,583)	(43,971)	(48,659)
Amortization of prior service benefit		(24,544)	(25,011)	(24,606)
Recognized actuarial loss		27,616	43,576	22,391
Net periodic benefit cost	¥ 3,727	¥ 59,953	¥ 76,118	¥ 48,900

Retirement and Severance Benefits (Schedule of Weighted-Average Assumptions Used to Determine Benefit Obligation) (Details)	Mar. 31, 2011	Mar. 31, 2010
Retirement and Severance Benefits
Discount rate	2.50%	2.60%
Rate of compensation increase	1.80%	1.80%

Retirement and Severance Benefits (Schedule of Weighted-Average Assumptions Used to Determine Net Cost) (Details)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Retirement and Severance Benefits
Discount rate	2.60%	2.70%	2.70%
Expected return on plan assets	3.20%	3.10%	3.10%
Rate of compensation increase	1.80%	1.70%	1.70%

Retirement and Severance Benefits (Schedule of Fair Value of Pension Plan Assets) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011		Mar. 31, 2010
Cash and cash equivalents	¥ 53,608		¥ 64,617
Life insurance company general accounts	198,010		198,049
Other	151,195	[1]	129,722	[1]
Total	1,746,518		1,775,007
Percentage of investments, equity securities	40.00%
Japanese Companies [Member]
Equity securities	86,831		116,053
Percentage of investments, equity securities	60.00%
Japanese Companies [Member] | Level 1 [Member]
Equity securities	86,831		116,053
Foreign Companies [Member]
Equity securities	115,530		84,218
Percentage of investments, equity securities	40.00%
Foreign Companies [Member] | Level 1 [Member]
Equity securities	113,294		84,218
Foreign Companies [Member] | Level 2 [Member]
Equity securities	2,236
Government and Municipal Bonds [Member]
Debt securities	177,679		204,898
Government and Municipal Bonds [Member] | Level 1 [Member]
Debt securities	177,679		204,898
Corporate Bonds[Member]
Debt securities	45,019		41,113
Corporate Bonds[Member] | Level 2 [Member]
Debt securities	45,019		41,113
Commingled Funds [Member]
Equity securities	444,630	[2]	485,091	[2]
Debt securities	474,016	[3]	451,246	[3]
Commingled Funds [Member] | Level 1 [Member]
Equity securities	71	[2]
Commingled Funds [Member] | Level 2 [Member]
Equity securities	444,559	[2]	485,091	[2]
Debt securities	474,016	[3]	451,246	[3]
Level 1 [Member]
Cash and cash equivalents	42,417		44,336
Total	420,292		449,505
Level 2 [Member]
Cash and cash equivalents	11,191		20,281
Life insurance company general accounts	198,010		198,049
Other	130,181	[1]	114,610	[1]
Total	1,305,212		1,310,390
Level 3 [Member]
Other	21,014	[1]	15,112	[1]
Total	¥ 21,014		¥ 15,112

[1]	Other investments primarily include fund-of-funds investment and equity long/short hedge funds investment.
[2]	These funds invest mainly in listed equity securities, approximately 60% Japanese companies and 40% foreign companies.
[3]	Primarily invests in Japanese government bonds and foreign government bonds.

Retirement and Severance Benefits (Reconciliation of Balances of Level Three Assets) (Details) (Level 3 [Member], JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Beginning balance	¥ 15,112	¥ 6,265
Effect of changes in consolidated subsidiaries		5,822
Realized gains (losses)	2,167	831
Unrealized gains (losses) relating to assets held	2,706	2,416
Purchases, sales, issuances and settlements, net	2,575	56
Transfers out of Level 3	(1,546)	(278)
Ending balance	21,014	15,112
Collateralized Loan Obligation [Member]
Beginning balance	8,715	630
Effect of changes in consolidated subsidiaries		5,822
Realized gains (losses)	2,167	804
Unrealized gains (losses) relating to assets held	3,036	2,393
Purchases, sales, issuances and settlements, net	912	(656)
Transfers out of Level 3	(1,546)	(278)
Ending balance	13,284	8,715
Private Equity [Member]
Beginning balance	6,397	5,635
Realized gains (losses)		27
Unrealized gains (losses) relating to assets held	(330)	23
Purchases, sales, issuances and settlements, net	1,663	712
Ending balance	¥ 7,730	¥ 6,397

Income Taxes (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
National tax rate	30.00%
Inhabitant tax rate	20.50%
Enterprise tax rate	7.40%
Combined statutory tax rate	40.50%	(40.50%)	(40.50%)
Change in valuation allowance, net	¥ (24,349)	¥ 536,706	¥ 129,427
Operating loss carryforward, net		1,755,388
Operating income loss carryforward set to expire, amount	1,627,828
Tax credit carryforward, amount	59,204
Deferred tax liability for foreign subsidiaries and joint ventures	905,025
Unrecognized tax benefits, that if recognized would reduce the effective tax rate	¥ 14,175	¥ 9,843	¥ 7,187
Percentage of possible decrease in unrecognized tax benefit within next twelve months	30.00%

Income Taxes (Schedule of Income Taxes and Income before Income Taxes) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
Income (loss) before income taxes, domestic	¥ 23,356	¥ (80,125)	¥ (345,776)
Income (loss) before income taxes, foreign	155,451	50,810	(36,858)
Income (loss) before income taxes	178,807	(29,315)	(382,634)
Income taxes current, domestic	28,479	22,105	38,297
Income taxes current, foreign	60,431	36,042	23,543
Income taxes current, total	88,910	58,147	61,840
Income taxes deferred, domestic	20,913	80,954	(10,232)
Income taxes deferred, foreign	(6,813)	2,732	(14,250)
Income taxes deferred, total	14,100	83,686	(24,482)
Total income taxes, domestic	49,392	103,059	28,065
Total income taxes, foreign	53,618	38,774	9,293
Total income taxes	¥ 103,010	¥ 141,833	¥ 37,358

Income Taxes (Schedule of Effective Tax Rates) (Details)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
Combined statutory tax rate	40.50%	(40.50%)	(40.50%)
Lower tax rates of overseas subsidiaries	(15.40%)	(38.40%)	(1.10%)
Expenses not deductible for tax purposes	3.20%	25.70%	0.80%
Change in valuation allowance allocated to income tax expense	24.40%	473.80%	41.80%
Tax effects attributable to investments in subsidiaries	2.20%	45.70%	5.80%
Per capita tax	1.20%	8.30%	0.60%
Goodwill impairment		5.20%
Other	1.50%	4.00%	2.40%
Effective tax rate	57.60%	483.80%	9.80%

Income Taxes (Components of Deferred Income Tax Expenses) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
Deferred tax expense (exclusive of the effects of other components listed below)	¥ 31,999	¥ 111,579	¥ 94,250
Benefits of net operating loss carryforwards	(17,899)	(27,893)	(118,732)
Income taxes deferred, total	¥ 14,100	¥ 83,686	¥ (24,482)

Income Taxes (Tax Effects of Temporary Differences That Give Rise to Deferred Tax Assets and Liabilities) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Income Taxes
Inventory valuation	¥ 87,647	¥ 94,596
Expenses accrued for financial statement purposes but not currently included in taxable income	171,779	154,679
Property, plant, and equipment	231,987	295,091
Retirement and severance benefits	273,830	253,636
Tax loss carryforwards	653,378	616,648
Other	181,190	237,797
Total gross deferred tax assets	1,599,811	1,652,447
Less valuation allowance	990,354	1,014,703
Net deferred tax assets	609,457	637,744
Net unrealized holding gains of available-for-sale securities	(26,130)	(42,458)
Intangible assets	(166,403)	(194,691)
Other	(82,936)	(89,242)
Total gross deferred tax liabilities	(275,469)	(326,391)
Net deferred tax assets	¥ 333,988	¥ 311,353

Income Taxes (Schedule of Deferred Tax Assets and Liabilities Reflect in the Balance Sheet) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Income Taxes
Other current assets	¥ 254,413	¥ 232,165
Other assets	329,920	358,416
Other current liabilities	(1,466)	(1,470)
Other liabilities	(248,879)	(277,758)
Net deferred tax assets	¥ 333,988	¥ 311,353

Income Taxes (Reconciliation of Unrecognized Tax Benefits) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
Balance at beginning of year	¥ (9,843)	¥ (7,187)	¥ (9,327)
Increase related to prior year tax positions	(5,690)	(685)	(1,835)
Decrease related to prior year tax positions	532	1,780	3,561
Increase related to current year tax positions	(1,986)	(1,195)	(484)
Change in consolidated subsidiaries		(3,339)
Settlements	1,451	747	60
Translation adjustments	843	36	838
Balance at end of year	¥ (14,693)	¥ (9,843)	¥ (7,187)

Stockholders' Equity (Narrative) (Details) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended				36 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Apr. 30, 2011	Mar. 31, 2011 Reserved for Options [Member]
Treasury stock acquired, shares	327,193	53,863	30,875,208
Treasury stock acquired, value	¥ 432	¥ 72	¥ 72,416
Treasury stock reissued, shares	15,100	17,731	399,673
Capital and legal reserves appropriations	10.00%
Capital and legal reserves equal to stated capital, percent	25.00%
Cash dividends per share	¥ 10	¥ 12.5	¥ 40
Board approved dividends per share				¥ 5
Board approved dividends				10,351
Retained earnings restricted as to payment of cash dividends	¥ 671,629
Stock options, vesting period	two
Stock options, vesting period	four
Treasury stock, shares					0

Stockholders' Equity (Schedule of Stock Options) (Details) (JPY ¥)	3 Months Ended
	Mar. 31, 2008	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Stockholders' Equity
Number of shares, Balance	12,000
Weighted-average exercise price, Balance	¥ 1,734
Number of shares, Forfeited	(12,000)
Weighted-average exercise price, Forfeited	¥ 1,734

Other Comprehensive Income (Loss) (Components of other Comprehensive Income (Loss)) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Other Comprehensive Income (Loss)
Translation adjustments arising during the period, Pre-tax amount	¥ (88,016)	¥ (21,186)	¥ (116,738)
Translation adjustments arising during the period, Tax expense
Translation adjustments arising during the period, Net-of-tax amount	(88,016)	(21,186)	(116,738)
Less: Reclassification adjustment for (gains) losses included in net income (loss), Pre-tax amount	2,001	10,129	3,938
Less: Reclassification adjustment for (gains) losses included in net income (loss), Tax expense
Less: Reclassification adjustment for (gains) losses included in net income (loss), Net-of-tax amount	2,001	10,129	3,938
Net translation adjustments, Pre-tax amount	(86,015)	(11,057)	(112,800)
Net translation adjustments, Tax expense
Net translation adjustments, Net-of-tax amount	(86,015)	(11,057)	(112,800)
Unrealized holding gains (losses) arising during the period, Pre-tax amount	(53,060)	88,042	(167,397)
Unrealized holding gains (losses) arising during the period, Tax expense	21,554	(36,356)	67,907
Unrealized holding gains (losses) arising during the period, Net-of-tax amount	(31,506)	51,686	(99,490)
Less: Reclassification adjustment for (gains) losses included in net income (loss), Pre-tax amount	14,645	(703)	73,075
Less: Reclassification adjustment for (gains) losses included in net income (loss), Tax expense	(5,928)	280	(29,590)
Less: Reclassification adjustment for (gains) losses included in net income (loss), Net-of-tax amount	8,717	(423)	43,485
Net unrealized gains (losses), Pre-tax amount	(38,415)	87,339	(94,322)
Net unrealized gains (losses), Tax expense	15,626	(36,076)	38,317
Net unrealized gains (losses), Net-of-tax amount	(22,789)	51,263	(56,005)
Unrealized holding gains (losses) arising during the period, Pre-tax amount	16,125	4,607	(4,043)
Unrealized holding gains (losses) arising during the period, Tax expense	(7,364)	(1,543)	1,565
Unrealized holding gains (losses) arising during the period, Net-of-tax amount	8,761	3,064	(2,478)
Less: Reclassification adjustment for (gains) losses included in net income (loss), Pre-tax amount	(12,947)	4,657	(10,855)
Less: Reclassification adjustment for (gains) losses included in net income (loss), Tax expense	5,174	(1,560)	4,118
Less: Reclassification adjustment for (gains) losses included in net income (loss), Net-of-tax amount	(7,773)	3,097	(6,737)
Net unrealized gains (losses), Pre-tax amount	3,178	9,264	(14,898)
Net unrealized gains (losses), Tax expense	(2,190)	(3,103)	5,683
Net unrealized gains (losses), Net-of-tax amount	988	6,161	(9,215)
Prior service benefit arising during the period, Pre-tax amount			345
Prior service benefit arising during the period, Tax expense			(140)
Prior service benefit arising during the period, Net-of-tax amount			205
Less: Amortization of prior service benefit included in net periodic benefit cost, Pre-tax amount	(23,803)	(23,947)	(22,727)
Less: Amortization of prior service benefit included in net periodic benefit cost, Tax expense	10,077	8,962	7,742
Less: Amortization of prior service benefit included in net periodic benefit cost, Net-of-tax amount	(13,726)	(14,985)	(14,985)
Net prior service benefit, Pre-tax amount	(23,803)	(23,947)	(22,382)
Net prior service benefit, Tax expense	10,077	8,962	7,602
Net prior service benefit, Net-of-tax amount	(13,726)	(14,985)	(14,780)
Actuarial gain (loss) arising during the period, Pre-tax amount	(99,459)	139,867	(273,853)
Actuarial gain (loss) arising during the period, Tax expense	33,979	(49,300)	100,104
Actuarial gain (loss) arising during the period, Net-of-tax amount	(65,480)	90,567	(173,749)
Less: Amortization of actuarial gain (loss) included in net periodic benefit cost, Pre-tax amount	26,276	39,159	26,422
Less: Amortization of actuarial gain (loss) included in net periodic benefit cost, Tax expense	(10,437)	(14,963)	(6,782)
Less: Amortization of actuarial gain (loss) included in net periodic benefit cost, Net-of-tax amount	15,839	24,196	19,640
Net actuarial gain (loss), Pre-tax amount	(73,183)	179,026	(247,431)
Net actuarial gain (loss), Tax expense	23,542	(64,263)	93,322
Net actuarial gain (loss), Net-of-tax amount	(49,641)	114,763	(154,109)
Net pension liability adjustments, Pre-tax amount	(96,986)	155,079	(269,813)
Net pension liability adjustments, Tax expense	33,619	(55,301)	100,924
Net pension liability adjustments, Net-of-tax amount	(63,367)	99,778	(168,889)
Other comprehensive income (loss), Pre-tax amount	(218,238)	240,625	(491,833)
Other comprehensive income (loss), Tax expense	47,055	(94,480)	144,924
Comprehensive income (loss)	¥ (171,183)	¥ 146,145	¥ (346,909)

Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders (Schedule of Net Income (Loss) Attributable to Parent) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders
Net income (loss) attributable to Panasonic Corporation common shareholders	¥ 74,017	¥ (103,465)	¥ (378,961)

Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders (Schedule of Diluted Common Shares Outstanding) (Details)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders
Average common shares outstanding	2,070,341,989	2,070,623,618	2,079,296,525
Stock options
Diluted common shares outstanding			2,079,296,525

Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders (Schedule of Net Income (Loss) per Share Attributable to Parent) (Details) (JPY ¥)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders
Basic	¥ 35.75	¥ (49.97)	¥ (182.25)
Diluted			¥ (182.25)

Restructuring Charges (Schedule of Components and Related Amounts of the Restructuring Charges, before Related Tax Effect) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Restructuring charges	¥ 56,953	¥ 54,872	¥ 53,400
Domestic [Member] | Early Retirement Programs [Member]
Restructuring charges	14,312	33,070	26,452
Overseas [Member] | Early Retirement Programs [Member]
Restructuring charges	3,359	5,884	11,899
Early Retirement Programs [Member]
Restructuring charges	17,671	38,954	38,351
Expenses Associated with the Closure and Integration of Location [Member]
Restructuring charges	¥ 39,282	¥ 15,918	¥ 15,049

Restructuring Charges (Schedule of Analysis of Accrued Restructuring Charges) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Restructuring Charges
Balance at beginning of year	¥ 9,389	¥ 32,523	¥ 4,761
New charges	56,953	54,872	53,400
Cash payments	(34,850)	(78,006)	(25,638)
Balance at end of year	¥ 31,492	¥ 9,389	¥ 32,523

Restructuring Charges (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Restructuring charges	¥ 56,953	¥ 54,872	¥ 53,400
Digital AVC Networks [Member]
Restructuring charges	3,845	15,409	34,748
Digital AVC Networks [Member] | Early Retirement Programs [Member]
Restructuring charges	1,224	11,757	29,029
Home Appliances [Member]
Restructuring charges	2,361	11,157	3,648
Home Appliances [Member] | Early Retirement Programs [Member]
Restructuring charges	347	7,506
PEW and PanaHome [Member]
Restructuring charges	1,838	6,975	5,673
Components and Devices [Member]
Restructuring charges	1,392	5,577	3,515
Components and Devices [Member] | Early Retirement Programs [Member]
Restructuring charges	454	4,090	2,835
SANYO [Member]
Restructuring charges	45,310	3,483
Other [Member]
Restructuring charges	2,207	12,271	5,816
Other [Member] | Early Retirement Programs [Member]
Restructuring charges	2,149	10,300	4,145
Early Retirement Programs [Member]
Restructuring charges	¥ 17,671	¥ 38,954	¥ 38,351

Supplementary Information to the Statements of Operations and Cash Flows (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Foreign exchange losses	¥ 12,128	¥ 3,486	¥ 7,501
Net trade receivables	1,059,101	1,185,040
Trade receivables sold and not been collected	153,550	141,042
Losses related to Great East Japan earthquake	9,160
Insurance recovery	6,270
Without Recourse [Member]
Trade receivables sold	554,243	443,673	458,321
Cash proceeds from sales of receivables	553,130	442,779	456,870
Loss on sale of trade receivable	1,113	894	1,451
Net trade receivables	39,690
With Recourse [Member]
Trade receivables sold	402,359	355,512	411,778
Cash proceeds from sales of receivables	401,979	355,113	411,022
Loss on sale of trade receivable	380	399	756
Net trade receivables	¥ 33,567

Supplementary Information to the Statements of Operations and Cash Flows (Schedule of Detail of Selected Expenses) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Supplementary Information to the Statements of Operations and Cash Flows
Research and development costs	¥ 527,798	¥ 476,903	¥ 517,913
Advertising costs	156,894	150,866	174,939
Shipping and handling costs	145,315	129,114	146,920
Depreciation	¥ 284,244	¥ 251,839	¥ 325,835

Supplementary Information to the Statements of Operations and Cash Flows (Schedule of Cash Paid for Interest and Income Taxes, and Noncash Investing and Financial Activities) (Details) (JPY  ¥)
In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Supplementary Information to the Statements of Operations and Cash Flows
Interest	¥ 28,308	¥ 26,301	¥ 19,627
Income taxes	75,872	51,441	95,198
Capital lease	¥ 5,777	¥ 37,505	¥ 12,235

Derivatives and Hedging Activities (Contract Amounts of Foreign Contracts, Interest Rate Swaps, Cross Currency Swaps and Commodity Futures) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Derivatives and Hedging Activities
To sell foreign currencies	¥ 397,580	¥ 375,430
To buy foreign currencies	225,444	196,439
Cross currency swaps	47,668	31,797
Interest rate swaps	31,170	33,702
To sell commodity	128,411	40,194
To buy commodity	¥ 160,483	¥ 113,682

Derivatives and Hedging Activities (Fair Values of Derivative Instruments) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Derivative assets designated as hedging instruments	¥ 15,910	¥ 11,745
Derivatives liabilities designated as hedging instruments	(5,185)	(5,316)
Derivatives assets not designated as hedging instruments	6,351	9,844
Derivatives liabilities not designated as hedging instruments	(8,432)	(3,821)
Total derivative assets	22,261	21,589
Total derivative liabilities	(13,617)	(9,137)
Foreign Exchange Forward Contract [Member] | Other Current Assets [Member]
Derivative assets designated as hedging instruments	252	415
Derivatives assets not designated as hedging instruments	1,619	8,590
Foreign Exchange Forward Contract [Member] | Other Current Liabilities [Member]
Derivatives liabilities designated as hedging instruments	(4,584)	(1,971)
Derivatives liabilities not designated as hedging instruments	(3,238)	(2,307)
Commodity Futures [Member] | Other Current Assets [Member]
Derivative assets designated as hedging instruments	15,658	11,330
Derivatives assets not designated as hedging instruments	4,732	1,231
Commodity Futures [Member] | Other Current Liabilities [Member]
Derivatives liabilities designated as hedging instruments	(601)	(3,345)
Derivatives liabilities not designated as hedging instruments	(4,732)	(1,231)
Cross Currency Swaps [Member] | Other Current Liabilities [Member]
Derivatives liabilities not designated as hedging instruments	(462)	(283)
Interest Rate Swaps [Member] | Other Current Assets [Member]
Derivatives assets not designated as hedging instruments	¥ 0	¥ 23

Derivatives and Hedging Activities (Effect of Derivative Instruments on Consolidated Statement of Operations) (Details) (JPY ¥) In Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2009	Mar. 31, 2011	Mar. 31, 2010
Fair value hedge gains of ineffectiveness	¥ 348
Fair Value Hedging [Member]
Fair value hedge gains of ineffectiveness		1,457	1,979
Fair Value Hedging [Member] | Commodity Futures [Member]
Amount of gain or (loss) recognized in operations	5,700	(1,724)	41,003
Fair Value Hedging [Member] | Commodity Futures [Member] | Other Income (Deductions) [Member]
Amount of gain or (loss) recognized in operations	5,700	(1,724)	41,003
Fair Value Hedging [Member] | Trade Accounts Receivable (Payable) [Member]
Amount of gain or (loss) recognized in operations	(5,352)	3,181	(39,024)
Fair Value Hedging [Member] | Trade Accounts Receivable (Payable) [Member] | Other Income (Deductions) [Member]
Amount of gain or (loss) recognized in operations	(5,352)	3,181	(39,024)
Cash Flow Hedging [Member]
Amount of gain or (loss) recognized in OCI on derivative (effective portion)	(6,857)	16,125	2,707
Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	460	12,947	(4,657)
Amount of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)	(1,226)	539	1,228
Cash Flow Hedging [Member] | Foreign Exchange Forward Contract [Member]
Amount of gain or (loss) recognized in OCI on derivative (effective portion)	(9,251)	7,662	(613)
Cash Flow Hedging [Member] | Foreign Exchange Forward Contract [Member] | Other Income (Deductions) [Member]
Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	2,355	11,501	(4,599)
Amount of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)	(1,226)	539	1,228
Cash Flow Hedging [Member] | Cross Currency Swaps [Member]
Amount of gain or (loss) recognized in OCI on derivative (effective portion)	(90)		(291)
Cash Flow Hedging [Member] | Cross Currency Swaps [Member] | Other Income (Deductions) [Member]
Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	(16)		(16)
Cash Flow Hedging [Member] | Commodity Futures [Member]
Amount of gain or (loss) recognized in OCI on derivative (effective portion)	2,484	8,463	3,611
Cash Flow Hedging [Member] | Commodity Futures [Member] | Cost of Sales [Member]
Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	(1,879)	1,446	(42)
Not Designated as Hedging [Member]
Amount of gain or (loss) recognized in operations	2,438	7,505	1,404
Not Designated as Hedging [Member] | Foreign Exchange Forward Contract [Member] | Other Income (Deductions) [Member]
Amount of gain or (loss) recognized in operations	814	7,707	2,950
Not Designated as Hedging [Member] | Cross Currency Swaps [Member] | Other Income (Deductions) [Member]
Amount of gain or (loss) recognized in operations	1,624	(179)	(1,543)
Not Designated as Hedging [Member] | Interest Rate Swaps [Member] | Other Income (Deductions) [Member]
Amount of gain or (loss) recognized in operations		(23)	(3)
Not Designated as Hedging [Member] | Commodity Futures [Member] | Other Income (Deductions) [Member]
Amount of gain or (loss) recognized in operations	¥ 0	¥ 0	¥ 0

Fair Value (Estimated Fair Values of Financial Instruments) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Other investments and advances, Carrying amount	¥ 409,938	¥ 454,313
Other investments and advances, Fair value	410,023	454,516
Long-term debt, including current portion, carrying amount	(1,535,858)	(1,236,052)
Long-term debt, including current portion, Fair value	(1,548,251)	(1,250,048)
Derivatives, Other current assets, Fair value	22,261	21,589
Derivatives, Other current liability, Fair Value	(13,617)	(9,137)
Cross Currency Swaps [Member]
Derivatives, Other current assets, Carrying amount
Derivatives, Other current assets, Fair value
Derivatives, Other current liabilities, Carrying amount	(462)	(283)
Derivatives, Other current liability, Fair Value	(462)	(283)
Interest Rate Swaps [Member]
Derivatives, Other current assets, Carrying amount	0	23
Derivatives, Other current assets, Fair value	0	23
To Sell Foreign Currencies [Member]
Derivatives, Other current assets, Carrying amount	1,420	3,511
Derivatives, Other current assets, Fair value	1,420	3,511
Derivatives, Other current liabilities, Carrying amount	(4,536)	(2,390)
Derivatives, Other current liability, Fair Value	(4,536)	(2,390)
To Buy Foreign Currencies [Member]
Derivatives, Other current assets, Carrying amount	451	5,494
Derivatives, Other current assets, Fair value	451	5,494
Derivatives, Other current liabilities, Carrying amount	(3,286)	(1,888)
Derivatives, Other current liability, Fair Value	(3,286)	(1,888)
To Sell Commodity [Member]
Derivatives, Other current assets, Carrying amount
Derivatives, Other current assets, Fair value
Derivatives, Other current liabilities, Carrying amount	(5,333)	(4,576)
Derivatives, Other current liability, Fair Value	(5,333)	(4,576)
To Buy Commodity [Member]
Derivatives, Other current assets, Carrying amount	20,390	12,561
Derivatives, Other current assets, Fair value	20,390	12,561
Derivatives, Other current liabilities, Carrying amount
Derivatives, Other current liability, Fair Value

Fair Value (Assets and Liabilities Measured At Fair Value on a Recurring Basis) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Available-for-sale securities, fair value	¥ 316,560	¥ 383,904
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Available-for-sale securities, fair value	313,813	379,358
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Available-for-sale securities, fair value	313,813	379,358
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Available-for-sale securities, fair value
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Available-for-sale securities, fair value
Corporate and Government Bonds [Member] | Fair Value, Measurements, Recurring [Member]
Available-for-sale securities, fair value	2,201	3,961
Corporate and Government Bonds [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Available-for-sale securities, fair value
Corporate and Government Bonds [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Available-for-sale securities, fair value	2,201	3,961
Corporate and Government Bonds [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Available-for-sale securities, fair value
Other Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Available-for-sale securities, fair value	546	585
Other Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Available-for-sale securities, fair value
Other Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Available-for-sale securities, fair value	546	585
Other Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Available-for-sale securities, fair value
Fair Value, Measurements, Recurring [Member]
Available-for-sale securities, fair value	316,560	383,904
Derivative Assets	22,261	21,589
Total Assets at Fair Value	338,821	405,493
Derivative Liabilities	(13,617)	(9,137)
Total Liabilities at Fair Value	(13,617)	(9,137)
Fair Value, Measurements, Recurring [Member] | Cross Currency Swaps [Member]
Derivative Liabilities	(462)	(283)
Fair Value, Measurements, Recurring [Member] | Cross Currency Swaps [Member] | Level 1 [Member]
Derivative Liabilities
Fair Value, Measurements, Recurring [Member] | Cross Currency Swaps [Member] | Level 2 [Member]
Derivative Liabilities	(462)	(283)
Fair Value, Measurements, Recurring [Member] | Cross Currency Swaps [Member] | Level 3 [Member]
Derivative Liabilities
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member]
Derivative Assets	1,871	9,005
Derivative Liabilities	(7,822)	(4,278)
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 1 [Member]
Derivative Assets
Derivative Liabilities
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 2 [Member]
Derivative Assets	1,871	9,005
Derivative Liabilities	(7,822)	(4,278)
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 3 [Member]
Derivative Assets
Derivative Liabilities
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member]
Derivative Assets	0	23
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member] | Level 1 [Member]
Derivative Assets
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member] | Level 2 [Member]
Derivative Assets		23
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member] | Level 3 [Member]
Derivative Assets
Fair Value, Measurements, Recurring [Member] | Commodity Futures [Member]
Derivative Assets	20,390	12,561
Derivative Liabilities	(5,333)	(4,576)
Fair Value, Measurements, Recurring [Member] | Commodity Futures [Member] | Level 1 [Member]
Derivative Assets	18,564	12,561
Derivative Liabilities	(2,427)	(3,345)
Fair Value, Measurements, Recurring [Member] | Commodity Futures [Member] | Level 2 [Member]
Derivative Assets	1,826
Derivative Liabilities	(2,906)	(1,231)
Fair Value, Measurements, Recurring [Member] | Commodity Futures [Member] | Level 3 [Member]
Derivative Assets
Derivative Liabilities
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Available-for-sale securities, fair value	313,813	379,358
Derivative Assets	18,564	12,561
Total Assets at Fair Value	332,377	391,919
Derivative Liabilities	(2,427)	(3,345)
Total Liabilities at Fair Value	(2,427)	(3,345)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Available-for-sale securities, fair value	2,747	4,546
Derivative Assets	3,697	9,028
Total Assets at Fair Value	6,444	13,574
Derivative Liabilities	(11,190)	(5,792)
Total Liabilities at Fair Value	(11,190)	(5,792)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Available-for-sale securities, fair value
Derivative Assets
Total Assets at Fair Value
Derivative Liabilities
Total Liabilities at Fair Value
Equity Securities [Member]
Available-for-sale securities, fair value	313,813	379,358
Corporate and Government Bonds [Member]
Available-for-sale securities, fair value	2,201	3,961
Other Debt Securities [Member]
Available-for-sale securities, fair value	¥ 546	¥ 585

Fair Value (Assets and Liabilities Measured at Fair Value on Nonrecurring Basis) (Details) (Fair Value Measurements, Nonrecurring [Member], JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Investments in associated companies, Total gains (losses)	¥ (8,318)	¥ (3,605)
Long-lived assets, Total gains (losses)	(34,692)	(79,259)
Goodwill, Total gains (losses)		(3,745)
Investments in associated companies	26,129	3,038
Long-lived assets	31,114	27,800
Goodwill		0
Level 1 [Member]
Investments in associated companies	23,196	1,058
Long-lived assets
Goodwill
Level 2 [Member]
Investments in associated companies
Long-lived assets
Goodwill
Level 3 [Member]
Investments in associated companies	2,933	1,980
Long-lived assets	31,114	27,800
Goodwill		¥ 0

Commitments and Contingent Liabilities (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Commitments and Contingent Liabilities
Liabilities assumed on recourse receivables	¥ 24,610
Leaseback transactions amount of undiscounted payments	48,261
Commitments outstanding for the purchase of property, plant and equipment	34,760
Contingent liabilities for discounted export bills of exchange	2
Raw materials contract	84,359
Number of manufacturing facilities	4
Number of former manufacturing facilities	1
Environmental remediation accrual for estimated total cost	¥ 7,071

Commitments and Contingent Liabilities (Schedule of Product Warranties) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Commitments and Contingent Liabilities
Balance at beginning of year	¥ 51,306	¥ 41,478
Change in consolidated subsidiaries		4,253
Liabilities accrued for warranties issued during the period	47,644	51,704
Warranty claims paid during the period	(35,885)	(45,489)
Changes in liabilities for pre-existing warranties during the period, including expirations	(7,761)	(640)
Balance at end of year	¥ 55,304	¥ 51,306

Segment Information (Schedule of Selected Information by Segment in the Statement of Operations) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Sales	¥ 8,692,672	¥ 7,417,980	¥ 7,765,507
Segment profit (loss)	305,254	190,453	72,873
Interest income	11,593	12,348	23,477
Dividends received	6,323	6,746	11,486
Other income	59,050	47,896	52,709
Interest expense	(27,524)	(25,718)	(19,386)
Other deductions	(175,889)	(261,040)	(523,793)
Income (loss) before income taxes	178,807	(29,315)	(382,634)
Eliminations [Member]
Sales	(1,308,169)	(1,176,316)	(1,156,676)
Digital AVC Networks [Member]
Sales	3,303,974	3,409,501	3,748,957
Segment profit (loss)	114,956	87,289	3,176
Digital AVC Networks [Member] | Customers [Member]
Sales	3,243,773	3,360,278	3,701,996
Digital AVC Networks [Member] | Intersegment [Member]
Sales	60,201	49,223	46,961
Home Appliances [Member]
Sales	1,275,918	1,204,199	1,290,309
Segment profit (loss)	92,318	66,074	46,808
Home Appliances [Member] | Customers [Member]
Sales	1,071,844	1,005,756	1,066,028
Home Appliances [Member] | Intersegment [Member]
Sales	204,074	198,443	224,281
PEW and PanaHome [Member]
Sales	1,735,014	1,632,113	1,766,262
Segment profit (loss)	72,975	34,742	40,081
PEW and PanaHome [Member] | Customers [Member]
Sales	1,676,304	1,573,393	1,717,168
PEW and PanaHome [Member] | Intersegment [Member]
Sales	58,710	58,720	49,094
Components and Devices [Member]
Sales	926,313	931,488	1,044,917
Segment profit (loss)	32,974	36,535	9,318
Components and Devices [Member] | Customers [Member]
Sales	613,028	643,093	723,691
Components and Devices [Member] | Intersegment [Member]
Sales	313,285	288,395	321,226
SANYO [Member]
Sales	1,561,918	404,841
Segment profit (loss)	(8,033)	(730)
SANYO [Member] | Customers [Member]
Sales	1,528,881	399,888
SANYO [Member] | Intersegment [Member]
Sales	33,037	4,953
Other [Member]
Sales	1,197,704	1,012,154	1,071,738
Segment profit (loss)	52,958	19,727	23,927
Other [Member] | Customers [Member]
Sales	558,842	435,572	556,624
Other [Member] | Intersegment [Member]
Sales	638,862	576,582	515,114
Corporate and Eliminations [Member]
Segment profit (loss)	¥ (52,894)	¥ (53,184)	¥ (50,437)

Segment Information (Schedule of Identifiable Assets, Depreciation and Capital Investment by Segment) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Identifiable assets	¥ 7,822,870	¥ 8,358,057	¥ 6,403,316
Depreciation (including intangibles other than goodwill)	367,006	298,014	364,738
Capital investment (including intangibles other than goodwill)	452,185	464,319	534,044
Digital AVC Networks [Member]
Identifiable assets	2,034,376	2,127,042	2,016,112
Depreciation (including intangibles other than goodwill)	88,469	85,364	142,026
Capital investment (including intangibles other than goodwill)	174,722	258,999	250,891
Home Appliances [Member]
Identifiable assets	667,677	724,955	758,426
Depreciation (including intangibles other than goodwill)	27,867	31,368	38,730
Capital investment (including intangibles other than goodwill)	35,874	37,456	59,234
PEW and PanaHome [Member]
Identifiable assets	1,272,345	1,252,243	1,258,465
Depreciation (including intangibles other than goodwill)	42,197	49,180	51,906
Capital investment (including intangibles other than goodwill)	50,031	33,918	45,059
Components and Devices [Member]
Identifiable assets	745,281	772,457	857,582
Depreciation (including intangibles other than goodwill)	62,797	71,551	93,338
Capital investment (including intangibles other than goodwill)	77,201	86,268	138,946
SANYO [Member]
Identifiable assets	2,059,701	2,435,829
Depreciation (including intangibles other than goodwill)	117,398	28,877
Capital investment (including intangibles other than goodwill)	90,094	33,487
Other [Member]
Identifiable assets	276,506	239,736	216,411
Depreciation (including intangibles other than goodwill)	10,315	11,004	14,176
Capital investment (including intangibles other than goodwill)	8,066	7,988	12,262
Corporate and Eliminations [Member]
Identifiable assets	766,984	805,795	1,296,320
Depreciation (including intangibles other than goodwill)	17,963	20,670	24,562
Capital investment (including intangibles other than goodwill)	¥ 16,197	¥ 6,203	¥ 27,652

Segment Information (Schedule of Sales and Property, Plant and Equipment by Geographical Area) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Sales	¥ 8,692,672	¥ 7,417,980	¥ 7,765,507
Property, plant and equipment	1,883,309	1,956,021	1,574,830
Japan [Member]
Sales	4,514,246	3,994,379	4,082,233
Property, plant and equipment	1,509,705	1,571,914	1,230,868
North and South America [Member]
Sales	1,070,833	917,898	996,647
Property, plant and equipment	36,738	42,215	31,694
Europe [Member]
Sales	857,192	771,251	962,981
Property, plant and equipment	45,714	48,444	48,398
Asia and Others [Member]
Sales	2,250,401	1,734,452	1,723,646
Property, plant and equipment	291,152	293,448	263,870
United States Included in North and South America [Member]
Sales	904,968	781,264	857,896
China Included in Asia and Others [Member]
Sales	¥ 1,178,010	¥ 903,531	¥ 855,352

Equity Transactions with Noncontrolling Interests (Narrative) (Details)	Oct. 31, 2010
PEW [Member]
Equity ownership in subsidiaries	84.00%
SANYO [Member]
Equity ownership in subsidiaries	81.00%

Equity Transactions with Noncontrolling Interests (Schedule Of Noncontrolling Interest Activity) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Equity Transactions with Noncontrolling Interests
Net income (loss) attributable to Panasonic Corporation	¥ 74,017	¥ (103,465)	¥ (378,961)
Decrease in capital surplus for purchase of additional shares in consolidated subsidiaries primarily for the purpose of conversion into wholly-owned subsidiaries	(109,326)	(8,240)
Change from net income (loss) attributable to Panasonic Corporation and Transfers (to) from the noncontrolling interests	¥ (35,309)	¥ (111,705)	¥ (378,961)

Subsequent Events (Details) (JPY ¥) In Millions, except Share data	12 Months Ended
Mar. 31, 2011
Shareholders' equity	¥ 271,205
PEW [Member]
Share exchange ratio	¥ 0.925
SANYO [Member]
Share exchange ratio	¥ 0.115
PEW and SANYO [Member]
Treasury shares reissued in exchange for minority interest acquired	241,961,655

Valuation and Qualifying Accounts and Reserves (Details) (Allowance for Doubtful Receivables [Member], JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Allowance for Doubtful Receivables [Member]
Balance at beginning of period	¥ 24,158	¥ 21,131	¥ 20,868
Charged to income	4,392	10,862	10,538
Bad debts written off	1,835	4,234	3,246
Reversal	3,919	3,623	5,436
Cumulative translation adjustments	(936)	22	(1,593)
Balance at end of period	¥ 21,860	¥ 24,158	¥ 21,131